As filed with the Securities and Exchange Commission on April 17, 2003
                                 Registration Nos. 333-85326; 811-7935
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 2                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]

                              SEPARATE ACCOUNT NY-B
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                                   OF NEW YORK
                               (Name of Depositor)

                          1000 Woodbury Road, Suite 102
                               Woodbury, NY 11797
                                 (800) 963-9539
         (Address and Telephone Number of Depositor's Principal Offices)


         Linda E. Senker, Esq.                  Kimberly J. Smith, Esq.
         ReliaStar Life Insurance               ING
         Company of New York                    1475 Dunwoody Drive
         1475 Dunwoody Drive                    West Chester, PA  19380
         West Chester, PA 19380                 (610) 425-3427
         (610) 425-4139

          (Name and Address of Agent for Service of Process)

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Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

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                                     PART A

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  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
  SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                           GOLDENSELECT DVA PLUS (NY)
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                                                                     MAY 1, 2003

     This prospectus describes GOLDENSELECT DVA PLUS, an individual deferred variable annuity contract (the "Contract") offered by ReliaStar Life Insurance Company of New York ("ReliaStar of NY," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY A BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
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DVAP-NY - 126053

The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

BARING INTERNATIONAL INVESTMENT LIMITED
  ING Developing World Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)

CAPITAL GUARDIAN TRUST COMPANY
  ING Capital Guardian Large Cap Value Portfolio
    (Class S) (1)
  ING Capital Guardian Managed Global Portfolio
    (Class S) (1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY MANAGEMENT & RESEARCH COMPANY
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)

GOLDMAN SACHS ASSET MANAGEMENT
  ING Goldman Sachs Internet Tollkeeper (SM) Portfolio
    (Class S) (1) (2)

ING INVESTMENT MANAGEMENT, LLC
  ING Limited Maturity Bond Portfolio (Class S) (1)
  ING Liquid Assets Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING International Portfolio (Class S) (1)
  ING VP Growth Opportunities Portfolio (Service Class)
  ING VP MagnaCap Portfolio (Service Class)
  ING VP SmallCap Opportunities Portfolio (Service Class)
  ING VP Worldwide Growth Portfolio (Service Class)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  ING Janus Special Equity Portfolio (Class S) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio (Class S) (1)
  SP Jennison International Growth Portfolio (Class II) (3)
  Jennison Portfolio (Class II) (3)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)
  ING MFS Total Return Portfolio (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  PIMCO High Yield Portfolio
  PIMCO StocksPLUS Growth and Income Portfolio

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap
  ProFund VP Europe 30

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  ING T. Rowe Price Capital Appreciation Portfolio (Class S) (1)

UBS GLOBAL ASSET MANAGEMENT
  ING UBS US Balanced Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Real Estate Portfolio (Class S) (1)
  ING Van Kampen Growth and Income Portfolio (Class S) (1)

     (1) The investment advisor for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V. Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix B for a complete list of former and current fund names.

     (2)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     (3) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B-NY. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

DVAP-NY - 126053

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TABLE OF CONTENTS
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                                      PAGE

Index of Special Terms.....................  1
Fees and Expenses..........................  2
Condensed Financial Information............  9
  Accumulation Unit........................  9
  The Net Investment Factor................  9
  Performance Information.................. 10
  Financial Statements..................... 10
ReliaStar Life Insurance Company of
  New York................................. 11
ReliaStar of NY Separate Account NY-B...... 12
The Trusts and Funds....................... 11
Charges and Fees........................... 27
  Charge Deduction Subaccount.............. 27
  Charges Deducted from the Contract Value. 27
  Charges Deducted from the Subaccounts.... 28
  Trust  and Fund Expenses................. 29
The Annuity Contract....................... 15
  Contract Date and Contract Year ......... 16
  Contract Owner........................... 16
  Annuity Start Date....................... 16
  Annuitant................................ 16
  Beneficiary.............................. 17
  Purchase and Availability of the Contract 17
  Crediting of Premium Payments............ 18
  Administrative Procedures................ 18
  Contract Value........................... 19
  Cash Surrender Value..................... 19
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes........ 20
  The Fixed Account........................ 20
  Other Contracts.......................... 20
Withdrawals................................ 21
Transfers Among Your Investments........... 23
Death Benefit Choices...................... 25
  Death Benefit During the Accumulation
    Phase.................................. 25
      Standard Death Benefit............... 25
      Annual Ratchet Enhanced Death Benefit 25
  Death Benefit During the Income Phase.... 26

The Annuity Options........................ 29
  Annuitization of Your Contract........... 29
  Selecting the Annuity Start Date......... 30
    Frequency of Annuity Payments.......... 30
  The Annuity Options...................... 30
  Payment When Named Person Dies........... 31
Other Contract Provisions.................. 31
Other Information.......................... 33
Federal Tax Considerations................. 34
Statement of Additional Information
  Table of Contents........................ 79
Appendix A
  Condensed Financial Information.......... A1
Appendix B
  The Investment Portfolios................ B1
Appendix C
  The Fixed Account I...................... C1
Appendix D
  Surrender Charge for Excess Withdrawals
    Example................................ D1

DVAP-NY - 126053

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INDEX OF SPECIAL TERMS
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The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

   ---------------------------------------------------
   SPECIAL TERM                                  PAGE
   ---------------------------------------------------
   Accumulation Unit                               9
   ---------------------------------------------------
   Annual Ratchet Enhanced Death Benefit          25
   ---------------------------------------------------
   Annuitant                                      16
   ---------------------------------------------------
   Annuity Start Date                             16
   ---------------------------------------------------
   Cash Surrender Value                           19
   ---------------------------------------------------
   Claim Date
   ---------------------------------------------------
   Contract Date                                  19
   ---------------------------------------------------
   Contract Owner                                 16
   ---------------------------------------------------
   Contract Value                                 16
   ---------------------------------------------------
   Contract Year                                  19
   ---------------------------------------------------
   Fixed Interest Allocation                      13
   ---------------------------------------------------
   Free Withdrawal Amount                         27
   ---------------------------------------------------
   Market Value Adjustment                        15
   ---------------------------------------------------
   Net Investment Factor                           9
   ---------------------------------------------------
   Standard Death Benefit                         25
   ---------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

   TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE CONTRACT
   -----------------------------------------------------------------------------
   Term Used in This Prospectus          Corresponding Term Used in the Contract
   -----------------------------------------------------------------------------
   Accumulation Unit Value               Index of Investment Experience
   -----------------------------------------------------------------------------
   Annuity Start Date                    Annuity Commencement Date
   -----------------------------------------------------------------------------
   Contract Owner                        Owner or Certificate Owner
   -----------------------------------------------------------------------------
   Contract Value                        Accumulation Value
   -----------------------------------------------------------------------------
   Transfer Charge                       Excess Allocation Charge
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   Fixed Interest Allocation             Fixed Allocation
   -----------------------------------------------------------------------------
   Free Look Period                      Right to Examine Period
   -----------------------------------------------------------------------------
   Guaranteed Interest Period            Guarantee Period
   -----------------------------------------------------------------------------
   Subaccount(s)                         Division(s)
   -----------------------------------------------------------------------------
   Net Investment Factor                 Experience Factor
   -----------------------------------------------------------------------------
   Regular Withdrawals                   Conventional Partial Withdrawals
   -----------------------------------------------------------------------------
   Withdrawals                           Partial Withdrawals
   -----------------------------------------------------------------------------

DVAP-NY - 126053

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FEES AND EXPENSES
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The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge:

    COMPLETE YEARS ELAPSED          0     1     2     3     4     5     6     7+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                7%    6%    5%    4%    3%    2%    1%    0%

     Transfer Charge 2 ......................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees or expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3

     Administrative Charge ..................................  $30
     (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

     3    We deduct this charge on each contact anniversary and on surrender.

SEPARATE ACCOUNT NY-B ANNUAL CHARGES 4

     ---------------------------------------------------------------------------
                                            STANDARD      ENHANCED DEATH BENEFIT
                                          DEATH BENEFIT       ANNUAL RATCHET
     ---------------------------------------------------------------------------
     Mortality & Expense Risk Charge          1.10%               1.25%
     Asset-Based Administrative Charge        0.15%               0.15%
     Total Separate Account Charges           1.25%               1.40%
     ---------------------------------------------------------------------------

     4 As a percentage of average assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

DVAP-NY - 126053

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     --------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 5               MINIMUM        MAXIMUM
     --------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets,
     including management fees, distribution and/or service
     (12b-1) fees*, and other expenses):                           0.53%          2.07%
     --------------------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

     5 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.97%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 7 contract years.

The example takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

DVAP-NY - 126053

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ---------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,044           $1,577            $2,122            $3,783
     ---------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $1,044           $1,577            $2,122            $3,783
     ---------------------------------------------------------------------------
     3) If you do not surrender your contract:
     ---------------------------------------------------------------------------
                1 year           3 years           5 years          10 years
                $344             $1,077            $1,822            $3,783
     ---------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
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ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of ReliaStar of NY ("Separate Account NY-B") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contracts.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

DVAP-NY - 126053

FINANCIAL STATEMENTS

The audited financial statements of Separate Account NY-B (formerly known as First Golden American Life Insurance Company of New York Separate Account NY-B) for the year ended December 31, 2002 are included in the Statement of Additional Information. The audited financial statements of ReliaStar of NY as of December 31, 2002 and 2001, and for the three years ended December 31, 2002 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the subaccount first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the subaccounts began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (a measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information, including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

DVAP-NY - 126053

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
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ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. ReliaStar of NY is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company and is an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands. ReliaStar of NY's financial statements appear in the Statement of Additional Information.

ING also owns Directed Services, Inc., the investment manager of ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring International Investment Limited, another portfolio manager of ING Investors Trust.

Our principal office is located at 1000 Woodbury Road, Suite 102, Woodbury, New York 11797.

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RELIASTAR OF NY SEPARATE ACCOUNT NY-B
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ReliaStar of NY Separate Account NY-B ("Separate Account NY-B") was established as a separate account of First Golden American Life Insurance Company of New York ("First Golden") on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

DVAP-NY - 126053

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THE TRUSTS AND FUNDS
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Investment portfolios of the following Trusts and Funds are currently available under your Contract.

The ING Investors Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by ReliaStar of NY and other affiliated insurance companies. The ING Investors Trust may also sell its shares to separate accounts of insurance companies not affiliated with ReliaStar of NY. Pending SEC approval, shares of the ING Investors Trust may also be sold to certain qualified pension and retirement plans. The principal address of the ING Investors Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is a mutual fund whose shares are available to separate accounts of insurance companies, including ReliaStar of NY, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The principal address of The PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The ING Variable Insurance Trust (formerly the Pilgrim Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including ReliaStar of NY and Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The ING Variable Products Trust (formerly the Pilgrim Variable Products Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by ReliaStar of NY and other insurance companies, both affiliated and unaffiliated with ReliaStar of NY. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN "APPENDIX B-THE INVESTMENT PORTFOLIOS." A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated

DVAP-NY - 126053
with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided.

In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the Contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

    COMPLETE YEARS ELAPSED          0     1     2     3     4     5     6     7+
        SINCE PREMIUM PAYMENT

    SURRENDER CHARGE                7%    6%    5%    4%    3%    2%    1%    0%

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. SEE APPENDIX D AND THE FIXED ACCOUNT I PROSPECTUS FOR MORE INFORMATION.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix D. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

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     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct the annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct the charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense charge depends on the death benefit you have elected. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of the Contracts.

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                                                    ANNUAL RATCHET
                   STANDARD                            ENHANCED
                DEATH BENEFIT                       DEATH BENEFIT
     -----------------------------------------------------------------------
                         Annual Charge                       Annual Charge
                         Expressed as                        Expressed as
       Annual Charge      Daily Rate       Annual Charge      Daily Rate
           1.10%           0.003030%           1.25%           0.003446%
     -----------------------------------------------------------------------

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract owner services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses" in this prospectus.

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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of Trusts and Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account I prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit Option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected the Annual Ratchet Death Benefit, and you add a joint owner, the Annual Ratchet Death Benefit will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore the Annual Ratchet Death Benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

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ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

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The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering the Annual Ratchet Death Benefit and your Contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account NY-B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B and/or Fixed Interest Allocations specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account NY-B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of

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accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow the following procedure after we receive and accept the wire order and investment instructions. The procedure we follow depends on the procedures of your broker-dealer: We reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.

We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocations is the sum of premium payments allocated to the Fixed Interest Allocations under the Contract, plus contract value transferred to the Fixed Interest Allocations, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

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     (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived) and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawal, or automatic rebalancing program or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will provide you with written notice before we make these changes.

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THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix D and the Fixed Account I prospectus for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same investment portfolios of the Trusts or Funds. These contracts have different charges that could affect their performance, and many offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
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Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix D and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the

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withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount, or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ------------------------------------------------
                                       MAXIMUM PERCENTAGE
           FREQUENCY                   OF CONTRACT VALUE

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           Monthly                           1.25%
           Quarterly                         3.75%
           Annually                         15.00%
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If your systematic withdrawal is a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not

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recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so.

We will assess a surrender charge on the withdrawal date if the systematic withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the systematic withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the Statement of Additional Information. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to a surrender charge.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
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Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to make transfers on your behalf.

However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Regardless of whether such an agreement is in place, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. Limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. We may also limit or discontinue the right to communicate transfers by facsimile, telephone or email. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Limited Maturity Bond subaccount or the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are

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purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B-NY, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals made on a pro rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value at the close of the business day on which we receive written notice and due proof of death, as well as any required paper work, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum or applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above. A beneficiary's right to elect an annuity option or receive a lump sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

You may choose from the following 2 death benefit choices: (i) the Standard Death Benefit Option; and (ii) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit.

     STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you choose the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

     ANNUAL RATCHET ENHANCED DEATH BENEFIT. The Annual Ratchet Enhanced Death Benefit under the Contract is the greatest of (i) the contract value; (ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

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                     HOW THE ENHANCED DEATH BENEFIT IS CALCULATED
                    FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT
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     On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit.

     On all other days, the enhanced death benefit is the amount determined below. We first take the enhanced death benefit from the preceding day (which would be the initial premium if the valuation date is the contract date) and then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any Market Value Adjustment applied to such withdrawals) since the preceding day, then we subtract any associated surrender charges. That amount becomes the new enhanced death benefit.
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The Annual Ratchet Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. The Annual Ratchet Enhanced Death Benefit may not be available where a Contract is held by joint owners.

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DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by ReliaStar of NY will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the claim date. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of the annuitant will be treated as the death of the contract owner.

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change the annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any

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applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

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BENEFICIARY'S RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue making payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ReliaStar of NY.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B's net assets; or
(iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, in our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

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DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Linda E. Senker, Esquire, counsel to ReliaStar of NY.

EXPERTS

The audited balance sheets of ReliaStar of NY as of December 31, 2002 and 2001 and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for the year ended December 31, 2002 and 2001 and for the periods from September 1, 2000 to December 31, 2000 and January 1, 2000 to August 31, 2000, and the audited financial statements of Separate Account NY-B as of December 31, 2002 and for the periods indicated therein, appearing in this prospectus or in the SAI and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon and are included or incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified

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Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes.

It is intended that Separate Account NY-B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account NY-B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account NY-B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account NY-B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear

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in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.

Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits;

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distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2.

For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also,

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amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living.

These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

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     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

DVAP-NY - 126053

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments

DVAP-NY - 126053

(including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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STATEMENT OF ADDITIONAL INFORMATION
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     TABLE OF CONTENTS

     Introduction
     Description of ReliaStar Life Insurance Company of New York
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of ReliaStar Life Insurance Company of New York Financial Statements of Separate Account NY-B

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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B.

Please Print or Type:

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                      NAME

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                      SOCIAL SECURITY NUMBER

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                      CITY, STATE, ZIP

DVAP-NY - 126053                                                      05/01/2003
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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION


Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar of NY Separate Account NY-B available under the Contract for the indicated periods. The accumulation unit values shown for periods prior to April 1, 2002 reflect values under Separate Account NY-B of First Golden American Life Insurance Company which was transferred intact to ReliaStar of NY as a result of the merger of the two companies. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.25 %
  GALAXY VIP ASSET ALLOCATION
    AUV at Beginning of Period                    $9.87        $10.80         $10.71         $10.00
    AUV at End of Period                          $8.20         $9.87         $10.80         $10.71
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP EQUITY FUND
    AUV at Beginning of Period                    $9.24        $11.43         $11.80         $10.00
    AUV at End of Period                          $6.60         $9.24         $11.43         $11.80
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP GROWTH & INCOME
    AUV at Beginning of Period                   $10.44        $11.01         $10.56         $10.00
    AUV at End of Period                          $7.60        $10.44         $11.01         $10.56
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP QUALITY PLUS BOND
    AUV at Beginning of Period                   $11.74        $11.07          $9.93         $10.00
    AUV at End of Period                         $12.80        $11.74         $11.07          $9.93
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP SMALL COMPANY GROWTH
    AUV at Beginning of Period                   $13.18        $13.37         $14.88         $10.00
    AUV at End of Period                          $8.73        $13.18         $13.37         $14.88
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  ING AIM MID CAP GROWTH
    AUV at Beginning of Period                   $14.85        $19.07         $22.06         $14.30        $14.36         $11.96 (1)
    AUV at End of Period                         $10.01        $14.85         $19.07         $22.06        $14.30         $14.36
    Number of Accumulation Units
       Outstanding at End of Period               5,70         6,428          6,748          6,034         2,037             --

  ING ALLIANCE MID CAP GROWTH
    AUV at Beginning of Period                   $14.76        $17.33         $21.18         $17.08        $15.45         $12.46 (1)
    AUV at End of Period                         $10.20        $14.76         $17.33         $21.18        $17.08         $15.45
    Number of Accumulation Units
       Outstanding at End of Period              13,893        17,757         11,899          9,818         6,031             --

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                                       A1

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
  ING CAPITAL GUARDIAN LARGE CAP VALUE
    AUV at Beginning of Period                   $10.05        $10.56         $10.00 (4)
    AUV at End of Period                          $7.56        $10.05         $10.56
    Number of Accumulation Units
       Outstanding at End of Period               3,748         3,762            353

  ING CAPITAL GUARDIAN MANAGED GLOBAL
    AUV at Beginning of Period                   $17.78        $20.44         $24.23         $15.02        $11.76         $11.24 (1)
    AUV at End of Period                         $14.02        $17.78         $20.44         $24.23        $15.02         $11.76
    Number of Accumulation Units
       Outstanding at End of Period              12,402        14,237         14,146          9,518         2,440             --

  ING CAPITAL GUARDIAN SMALL CAP
    AUV at Beginning of Period                   $18.03        $18.54         $22.96         $15.44        $12.92         $10.72 (1)
    AUV at End of Period                         $13.28        $18.03         $18.54         $22.96        $15.44         $12.92
    Number of Accumulation Units
       Outstanding at End of Period               9,870         9,459          8,312          2,465         3,611             --

  ING DEVELOPING WORLD
    AUV at Beginning of Period                    $7.12         $7.61         $11.64          $7.29        $10.00 (2)
    AUV at End of Period                          $6.28         $7.12          $7.61         $11.64         $7.29
    Number of Accumulation Units
       Outstanding at End of Period               5,992       5,628.0        1,732.0             --            --

  ING EAGLE ASSET VALUE EQUITY
    AUV at Beginning of Period                   $18.53        $19.63         $18.28         $18.41        $18.36         $15.72 (1)
    AUV at End of Period                         $15.18        $18.53         $19.63         $18.28        $18.41         $18.36
    Number of Accumulation Units
       Outstanding at End of Period               4,219         5,155          7,908          5,399         1,677          1,048

  ING FMRSM DIVERSIFIED MID-CAP
    AUV at Beginning of Period                    $9.11         $9.88         $10.00 (5)
    AUV at End of Period                          $7.26         $9.11          $9.88
    Number of Accumulation Units
       Outstanding at End of Period               1,457            --             --

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
    AUV at Beginning of Period                    $7.63        $10.00 (6)
    AUV at End of Period                          $4.66         $7.63
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  ING HARD ASSETS
    AUV at Beginning of Period                   $14.42        $16.62         $17.66         $14.50        $20.85         $19.34 (1)
    AUV at End of Period                         $14.35        $14.42         $16.62         $17.66        $14.50         $20.85
    Number of Accumulation Units
       Outstanding at End of Period                 381            33             33             --            --             --

  ING INTERNATIONAL EQUITY
    AUV at Beginning of Period                    $8.80         $8.77 (7)
    AUV at End of Period                          $7.29         $8.80
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  ING JANUS GROWTH AND INCOME
    AUV at Beginning of Period                    $8.89         $9.95         $10.00 (5)
    AUV at End of Period                          $7.07         $8.89          $9.95
    Number of Accumulation Units
       Outstanding at End of Period                 491         1,016             --

  ING JANUS SPECIAL EQUITY
    AUV at Beginning of Period                    $8.34         $8.89         $10.00 (5)
    AUV at End of Period                          $6.10         $8.34          $8.89
    Number of Accumulation Units
       Outstanding at End of Period                  --           783             --

  ING JENNISON EQUITY OPPORTUNITIES
    AUV at Beginning of Period                   $21.91        $25.50         $30.46         $24.75        $22.24         $18.45 (1)
    AUV at End of Period                         $15.31        $21.91         $25.50         $30.46        $24.75         $22.24
    Number of Accumulation Units
       Outstanding at End of Period              11,672        17,739         12,782         11,524           578             --

DVAP-NY - 126053

                                       A2

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
  ING LIMITED MATURITY BOND
    AUV at Beginning of Period                   $19.44        $18.08         $17.00         $17.02        $16.13         $15.44 (1)
    AUV at End of Period                         $20.58        $19.44         $18.08         $17.00        $17.02         $16.13
    Number of Accumulation Units
       Outstanding at End of Period              14,657        15,182         13,728          6,379            --             --

  ING LIQUID ASSET
    AUV at Beginning of Period                   $16.15        $15.75         $15.04         $14.54        $14.02         $13.67 (1)
    AUV at End of Period                         $16.18        $16.15         $15.75         $15.04        $14.54         $14.02
    Number of Accumulation Units
       Outstanding at End of Period              15,530        29,944         17,132         11,408         2,755             --

  ING MARSICO GROWTH
    AUV at Beginning of Period                   $15.28        $22.17         $28.78         $16.36        $13.06         $12.47 (1)
    AUV at End of Period                         $10.62        $15.28         $22.17         $28.78        $16.36         $13.06
    Number of Accumulation Units
       Outstanding at End of Period              35,139        37,381         39,568         27,730         8,287             --

  ING MFS MID CAP GROWTH
    AUV at Beginning of Period                   $32.20        $42.70         $39.97         $22.60        $18.64         $15.76 (1)
    AUV at End of Period                         $16.28        $32.20         $42.70         $39.97        $22.60         $18.64
    Number of Accumulation Units
       Outstanding at End of Period               9,209         9,672          8,242          5,028         2,042             --

  ING MFS RESEARCH
    AUV at Beginning of Period                   $20.66        $26.63         $28.25         $23.03        $18.95         $16.72 (1)
    AUV at End of Period                         $15.32        $20.66         $26.63         $28.25        $23.03         $18.95
    Number of Accumulation Units
       Outstanding at End of Period               8,523        10,194          9,718          4,337           784            107

  ING MFS TOTAL RETURN
    AUV at Beginning of Period                   $20.78        $20.94         $18.20         $17.83        $16.18         $14.36 (1)
    AUV at End of Period                         $19.47        $20.78         $20.94         $18.20        $17.83         $16.18
    Number of Accumulation Units
       Outstanding at End of Period              22,087        31,678         29,586         21,350         4,266             --

  ING PIMCO CORE BOND
    AUV at Beginning of Period                   $11.99        $11.85         $11.88         $13.17        $11.92 (2)
    AUV at End of Period                         $12.87        $11.99         $11.85         $11.88        $13.17
    Number of Accumulation Units
       Outstanding at End of Period              22,679         1,185          1,186            822            --

  ING SALOMON BROTHERS ALL CAP
    AUV at Beginning of Period                   $11.68        $11.61         $10.00 (4)
    AUV at End of Period                          $8.59        $11.68         $11.61
    Number of Accumulation Units
       Outstanding at End of Period               2,858         3,506          4,315

  ING SALOMON BROTHERS INVESTORS
    AUV at Beginning of Period                   $10.66        $11.28         $10.00 (4)
    AUV at End of Period                          $8.11        $10.66         $11.28
    Number of Accumulation Units
       Outstanding at End of Period               1,472         1,684             --

  ING T. ROWE PRICE CAPITAL APPRECIATION
    AUV at Beginning of Period                   $28.77        $26.51         $22.01         $20.84        $19.93         $17.95 (1)
    AUV at End of Period                         $28.55        $28.77         $26.51         $22.01        $20.84         $19.93
    Number of Accumulation Units
       Outstanding at End of Period               7,918        16,884         16,196         13,634         2,619             --

  ING T. ROWE PRICE EQUITY INCOME
    AUV at Beginning of Period                   $24.37        $24.35         $21.83         $22.27        $20.83         $18.54 (1)
    AUV at End of Period                         $20.89        $24.37         $24.35         $21.83        $22.27         $20.83
    Number of Accumulation Units
       Outstanding at End of Period              14,200        15,154         12,602         12,748         9,623             --

  ING VAN KAMPEN GROWTH & INCOME
    AUV at Beginning of Period                   $21.92        $25.21         $26.07         $22.79        $20.22         $17.27 (1)
    AUV at End of Period                         $18.45        $21.92         $25.21         $26.07        $22.79         $20.22
    Number of Accumulation Units
       Outstanding at End of Period               9,811        16,888         16,266         13,823         1,734             90

DVAP-NY - 126053

                                       A3

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
  ING VAN KAMPEN REAL ESTATE
    AUV at Beginning of Period                   $28.96        $27.12         $20.96         $22.07        $25.82         $21.31 (1)
    AUV at End of Period                         $28.65        $28.96         $27.12         $20.96        $22.07         $25.82
    Number of Accumulation Units
       Outstanding at End of Period               3,254         2,990            668            356           356             --

  ING VP GROWTH OPPORTUNITIES
    AUV at Beginning of Period                    $7.80        $10.00 (6)
    AUV at End of Period                          $5.27         $7.80
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  ING VP MAGNACAP
    AUV at Beginning of Period                    $9.36        $10.00 (6)
    AUV at End of Period                          $7.12         $9.36
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  ING VP SMALLCAP OPPORTUNITIES
    AUV at Beginning of Period                    $8.34        $10.00 (6)
    AUV at End of Period                          $4.63         $8.34
    Number of Accumulation Units
       Outstanding at End of Period                 617           466

  ING VP WORLDWIDE GROWTH
    AUV at Beginning of Period                    $7.04         $8.76         $10.00 (4)
    AUV at End of Period                          $5.23         $7.04          $8.76
    Number of Accumulation Units
       Outstanding at End of Period                  --            --          1,368

  JENNISON PORTFOLIO
    AUV at Beginning of Period                    $6.31         $7.85         $10.00 (4)
    AUV at End of Period                          $4.29         $6.31          $7.85
    Number of Accumulation Units
       Outstanding at End of Period               2,438         2,389          1,467

  PIMCO HIGH YIELD
    AUV at Beginning of Period                   $10.16        $10.05         $10.27         $10.09        $10.00 (2)
    AUV at End of Period                          $9.91        $10.16         $10.05         $10.27        $10.09
    Number of Accumulation Units
       Outstanding at End of Period              24,809         2,678            281          1,835            --

  PIMCO STOCKSPLUS GROWTH & INCOME
    AUV at Beginning of Period                   $10.29        $11.77         $13.16         $11.12        $10.00 (2)
    AUV at End of Period                          $8.11        $10.29         $11.77         $13.16        $11.12
    Number of Accumulation Units
       Outstanding at End of Period               2,310         3,570          4,111          1,205            --

  PROFUND VP BULL
    AUV at Beginning of Period                    $8.90        $10.00 (6)
    AUV at End of Period                          $6.68         $8.90
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  PROFUND VP EUROPE 30
    AUV at Beginning of Period                    $8.28        $10.00 (6)
    AUV at End of Period                          $6.07         $8.28
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  PROFUND VP SMALL CAP
    AUV at Beginning of Period                    $9.44        $10.00 (6)
    AUV at End of Period                          $7.23         $9.44
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  SP JENNISON INTERNATIONAL GROWTH
    AUV at Beginning of Period                    $5.42         $8.57         $10.00 (5)
    AUV at End of Period                          $4.13         $5.42          $8.57
    Number of Accumulation Units
       Outstanding at End of Period                 344           362             --

DVAP-NY - 126053

                                       A4

FOOTNOTES
(1)  Fund First Available during May 1997
(2)  Fund First Available during May 1998
(3)  Fund First Available during February 2000
(4)  Fund First Available during May 2000
(5)  Fund First Available during October 2000
(6)  Fund First Available during May 2001
(7)  Fund First Available during December 2001

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %
  GALAXY VIP ASSET ALLOCATION
    AUV at Beginning of Period                    $9.84        $10.78         $10.70         $10.00
    AUV at End of Period                          $8.15         $9.84         $10.78         $10.70
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP EQUITY FUND
    AUV at Beginning of Period                    $9.21        $11.41         $11.79         $10.00
    AUV at End of Period                          $6.57         $9.21         $11.41         $11.79
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP GROWTH & INCOME
    AUV at Beginning of Period                   $10.40        $10.98         $10.55         $10.00
    AUV at End of Period                          $7.56        $10.40         $10.98         $10.55
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP QUALITY PLUS BOND
    AUV at Beginning of Period                   $11.70        $11.05          $9.93         $10.00
    AUV at End of Period                         $12.74        $11.70         $11.05          $9.93
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  GALAXY VIP SMALL COMPANY GROWTH
    AUV at Beginning of Period                   $13.14        $13.35         $14.87         $10.00
    AUV at End of Period                          $8.69        $13.14         $13.35         $14.87
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  ING AIM MID CAP GROWTH
    AUV at Beginning of Period                   $14.71        $18.92         $21.92         $14.23         $14.31        $11.93 (1)
    AUV at End of Period                          $9.91        $14.71         $18.92         $21.92         $14.23        $14.31
    Number of Accumulation Units
       Outstanding at End of Period              21,497        28,082         35,294         11,084          1,867         1,265

  ING ALLIANCE MID CAP GROWTH
    AUV at Beginning of Period                   $14.64        $17.21         $21.06         $17.01         $15.41        $12.44 (1)
    AUV at End of Period                         $10.10        $14.64         $17.21         $21.06         $17.01        $15.41
    Number of Accumulation Units
       Outstanding at End of Period              57,577        69,803         63,024         53,276         20,311           334

  ING CAPITAL GUARDIAN LARGE CAP VALUE
    AUV at Beginning of Period                   $10.02        $10.55         $10.00 (4)
    AUV at End of Period                          $7.53        $10.02         $10.55
    Number of Accumulation Units
       Outstanding at End of Period              34,736        45,226         10,983

  ING CAPITAL GUARDIAN MANAGED GLOBAL
    AUV at Beginning of Period                   $17.54        $20.19         $23.97         $14.88         $11.67        $11.16 (1)
    AUV at End of Period                         $13.80        $17.54         $20.19         $23.97         $14.88        $11.67
    Number of Accumulation Units
       Outstanding at End of Period              53,305        58,990         58,994         31,420          9,573         2,969

DVAP-NY - 126053

                                       A5

                                                2002          2001           2000           1999          1998           1997
                                                ----          ----           ----           ----          ----           ----
  ING CAPITAL GUARDIAN SMALL CAP
    AUV at Beginning of Period                   $17.87        $18.40         $22.82         $15.37         $12.88        $10.70 (1)
    AUV at End of Period                         $13.14        $17.87         $18.40         $22.82         $15.37        $12.88
    Number of Accumulation Units
       Outstanding at End of Period             104,995       118,394        105,737         51,012          9,917         3,434

  ING DEVELOPING WORLD
    AUV at Beginning of Period                    $7.08         $7.58         $11.61          $7.28         $10.00 (2)
    AUV at End of Period                          $6.23         $7.08          $7.58         $11.61          $7.28
    Number of Accumulation Units
       Outstanding at End of Period              31,353        37,459         18,742         13,214             --

  ING EAGLE ASSET VALUE EQUITY
    AUV at Beginning of Period                   $18.34        $19.46         $18.14         $18.31         $18.28        $15.66 (1)
    AUV at End of Period                         $15.00        $18.34         $19.46         $18.14         $18.31        $18.28
    Number of Accumulation Units
       Outstanding at End of Period              14,262        15,199          8,289         15,606          4,465         1,056

  ING FMRSM DIVERSIFIED MID-CAP
    AUV at Beginning of Period                    $9.09         $9.88         $10.00 (5)
    AUV at End of Period                          $7.23         $9.09          $9.88
    Number of Accumulation Units
       Outstanding at End of Period               6,286        12,693            260

  ING GOLDMAN SACHS INTERNET TOLLKEEPER
    AUV at Beginning of Period                    $7.62        $10.00 (6)
    AUV at End of Period                          $4.65         $7.62
    Number of Accumulation Units
       Outstanding at End of Period                  --         2,717

  ING HARD ASSETS
    AUV at Beginning of Period                   $14.14        $16.32         $17.37         $14.28         $20.57        $19.11 (1)
    AUV at End of Period                         $14.05        $14.14         $16.32         $17.37         $14.28        $20.57
    Number of Accumulation Units
       Outstanding at End of Period               1,623         1,818          1,073            524          1,007           238

  ING INTERNATIONAL EQUITY
    AUV at Beginning of Period                    $8.72         $8.70 (7)
    AUV at End of Period                          $7.21         $8.72
    Number of Accumulation Units
       Outstanding at End of Period                 194            --

  ING JANUS GROWTH AND INCOME
    AUV at Beginning of Period                    $8.87         $9.94         $10.00 (5)
    AUV at End of Period                          $7.05         $8.87          $9.94
    Number of Accumulation Units
       Outstanding at End of Period              11,259         5,165            400

  ING JANUS SPECIAL EQUITY
    AUV at Beginning of Period                    $8.32         $8.89         $10.00 (5)
    AUV at End of Period                          $6.08         $8.32          $8.89
    Number of Accumulation Units
       Outstanding at End of Period                  --            --             --

  ING JENNISON EQUITY OPPORTUNITIES
    AUV at Beginning of Period                   $21.60        $25.17         $30.11         $24.50         $22.05        $18.31 (1)
    AUV at End of Period                         $15.06        $21.60         $25.17         $30.11         $24.50        $22.05
    Number of Accumulation Units
       Outstanding at End of Period              47,753        57,982         55,812         15,288          4,903           734

  ING LIMITED MATURITY BOND
    AUV at Beginning of Period                   $19.06        $17.76         $16.72         $16.77         $15.91        $15.24 (1)
    AUV at End of Period                         $20.16        $19.06         $17.76         $16.72         $16.77        $15.91
    Number of Accumulation Units
       Outstanding at End of Period              49,452        28,459         24,619          7,747          1,507           632

  ING LIQUID ASSET
    AUV at Beginning of Period                   $15.84        $15.47         $14.79         $14.33         $13.83        $13.51 (1)
    AUV at End of Period                         $15.84        $15.84         $15.47         $14.79         $14.33        $13.83
    Number of Accumulation Units
       Outstanding at End of Period              76,723        75,369         51,312         22,394          5,975            --

DVAP-NY - 126053

                                       A6

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
  ING MARSICO GROWTH
    AUV at Beginning of Period                   $15.14        $22.02         $28.62         $16.29         $13.03        $12.45 (1)
    AUV at End of Period                         $10.52        $15.14         $22.02         $28.62         $16.29        $13.03
    Number of Accumulation Units
       Outstanding at End of Period             297,498       322,264        343,506        197,439         17,550         3,093

  ING MFS MID CAP GROWTH
    AUV at Beginning of Period                   $31.80        $42.23         $39.59         $22.43         $18.52        $15.68 (1)
    AUV at End of Period                         $16.05        $31.80         $42.23         $39.59         $22.43        $18.52
    Number of Accumulation Units
       Outstanding at End of Period              55,359        67,841         72,702         20,524          5,304           544

  ING MFS RESEARCH
    AUV at Beginning of Period                   $20.44        $26.39         $28.04         $22.89         $18.87        $16.66 (1)
    AUV at End of Period                         $15.14        $20.44         $26.39         $28.04         $22.89        $18.87
    Number of Accumulation Units
       Outstanding at End of Period              52,094        61,286         70,552         42,719         11,228           403

  ING MFS TOTAL RETURN
    AUV at Beginning of Period                   $20.56        $20.75         $18.06         $17.72         $16.10        $14.31 (1)
    AUV at End of Period                         $19.23        $20.56         $20.75         $18.06         $17.72        $16.10
    Number of Accumulation Units
       Outstanding at End of Period              96,244        97,467         82,761         59,347         24,995         1,139

  ING PIMCO CORE BOND
    AUV at Beginning of Period                   $11.86        $11.74         $11.79         $13.09         $11.87 (2)
    AUV at End of Period                         $12.71        $11.86         $11.74         $11.79         $13.09
    Number of Accumulation Units
       Outstanding at End of Period              40,438         8,485          9,302          2,216             --

  ING SALOMON BROTHERS ALL CAP
    AUV at Beginning of Period                   $11.65        $11.59         $10.00 (4)
    AUV at End of Period                          $8.55        $11.65         $11.59
    Number of Accumulation Units
       Outstanding at End of Period              76,386        72,421         47,643

  ING SALOMON BROTHERS INVESTORS
    AUV at Beginning of Period                   $10.63        $11.26         $10.00 (4)
    AUV at End of Period                          $8.07        $10.63         $11.26
    Number of Accumulation Units
       Outstanding at End of Period              19,482        12,057          7,327

  ING T. ROWE PRICE CAPITAL APPRECIATION
    AUV at Beginning of Period                   $28.22        $26.04         $21.65         $20.53         $19.66        $17.73 (1)
    AUV at End of Period                         $27.96        $28.22         $26.04         $21.65         $20.53        $19.66
    Number of Accumulation Units
       Outstanding at End of Period              24,504        25,615         20,597         11,022          4,512         1,701

  ING T. ROWE PRICE EQUITY INCOME
    AUV at Beginning of Period                   $23.90        $23.91         $21.47         $21.94         $20.55        $18.32 (1)
    AUV at End of Period                         $20.45        $23.90         $23.91         $21.47         $21.94        $20.55
    Number of Accumulation Units
       Outstanding at End of Period              31,581        26,467         18,608         15,935          6,015         1,243

  ING VAN KAMPEN GROWTH & INCOME
    AUV at Beginning of Period                   $21.65        $24.94         $25.83         $22.61         $20.09        $17.18 (1)
    AUV at End of Period                         $18.19        $21.65         $24.94         $25.83         $22.61        $20.09
    Number of Accumulation Units
       Outstanding at End of Period              78,323        94,979        104,355         79,174         34,310         8,223

  ING VAN KAMPEN REAL ESTATE
    AUV at Beginning of Period                   $28.40        $26.64         $20.62         $21.74         $25.48        $21.05 (1)
    AUV at End of Period                         $28.06        $28.40         $26.64         $20.62         $21.74        $25.48
    Number of Accumulation Units
       Outstanding at End of Period               3,273         2,174          8,382          1,582          1,474           478

  ING VP GROWTH OPPORTUNITIES
    AUV at Beginning of Period                    $7.79        $10.00 (6)
    AUV at End of Period                          $5.26         $7.79
    Number of Accumulation Units
       Outstanding at End of Period               2,676         2,676

DVAP-NY - 126053

                                       A7

                                                  2002          2001           2000           1999          1998           1997
                                                  ----          ----           ----           ----          ----           ----
  ING VP MAGNACAP
    AUV at Beginning of Period                    $9.35        $10.00 (6)
    AUV at End of Period                          $7.10         $9.35
    Number of Accumulation Units
       Outstanding at End of Period               2,556         2,556

  ING VP SMALLCAP OPPORTUNITIES
    AUV at Beginning of Period                    $8.33        $10.00 (6)
    AUV at End of Period                          $4.62         $8.33
    Number of Accumulation Units
       Outstanding at End of Period                 806           807

  ING VP WORLDWIDE GROWTH
    AUV at Beginning of Period                    $7.02         $8.75         $10.00 (4)
    AUV at End of Period                          $5.21         $7.02          $8.75
    Number of Accumulation Units
       Outstanding at End of Period               2,603         2,541            840

  JENNISON PORTFOLIO
    AUV at Beginning of Period                    $6.30         $7.85         $10.00 (4)
    AUV at End of Period                          $4.27         $6.30          $7.85
    Number of Accumulation Units
       Outstanding at End of Period               6,102         6,047            502

   PIMCO HIGH YIELD
    AUV at Beginning of Period                   $10.10        $10.01         $10.24         $10.08         $10.00 (2)
    AUV at End of Period                          $9.84        $10.10         $10.01         $10.24         $10.08
    Number of Accumulation Units
       Outstanding at End of Period              40,256        40,877         10,232          2,126             --

  PIMCO STOCKSPLUS GROWTH & INCOME
    AUV at Beginning of Period                   $10.23        $11.72         $13.13         $11.11         $10.00 (2)
    AUV at End of Period                          $8.05        $10.23         $11.72         $13.13         $11.11
    Number of Accumulation Units
       Outstanding at End of Period              15,577        17,395         18,364         23,566             --

  PROFUND VP BULL
    AUV at Beginning of Period                    $8.90        $10.00 (6)
    AUV at End of Period                          $6.67         $8.90
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  PROFUND VP EUROPE 30
    AUV at Beginning of Period                    $8.27        $10.00 (6)
    AUV at End of Period                          $6.05         $8.27
    Number of Accumulation Units
       Outstanding at End of Period                  --            --

  PROFUND VP SMALL CAP
    AUV at Beginning of Period                    $9.43        $10.00 (6)
    AUV at End of Period                          $7.21         $9.43
    Number of Accumulation Units
       Outstanding at End of Period                 134            --

  SP JENNISON INTERNATIONAL GROWTH
    AUV at Beginning of Period                    $5.41         $8.56         $10.00 (5)
    AUV at End of Period                          $4.12         $5.41          $8.56
    Number of Accumulation Units
       Outstanding at End of Period              18,360        14,064            848

FOOTNOTES
(1)  Fund First Available during May 1997
(2)  Fund First Available during May 1998
(3)  Fund First Available during February 2000
(4)  Fund First Available during May 2000
(5)  Fund First Available during October 2000
(6)  Fund First Available during May 2001
(7)  Fund First Available during December 2001

DVAP-NY - 126053

                                       A8

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

----------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
----------------------------------------------------------------------------------------------
FORMER FUND NAME                             CURRENT FUND NAME
----------------------------------------------------------------------------------------------
All Cap Series                               ING Salomon Brothers All Cap Portfolio
----------------------------------------------------------------------------------------------
Asset Allocation Growth Series               ING UBS U.S. Balanced Portfolio
----------------------------------------------------------------------------------------------
Capital Growth Series                        ING Alliance Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------
Capital Guardian Small Cap Series            ING Capital Guardian Small Cap Portfolio
----------------------------------------------------------------------------------------------
Core Bond Series                             ING PIMCO Core Bond Portfolio
----------------------------------------------------------------------------------------------
Developing World Series                      ING Developing World Portfolio
----------------------------------------------------------------------------------------------
Diversified Mid-Cap Series                   ING FMRSM Diversified Mid-Cap Portfolio
----------------------------------------------------------------------------------------------
Equity Income Series                         ING T. Rowe Price Equity Income Portfolio
----------------------------------------------------------------------------------------------
Equity Opportunity Series                    ING Jennison Equity Opportunities Portfolio
----------------------------------------------------------------------------------------------
Fully Managed Series                         ING T. Rowe Price Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------
Growth Series                                ING Marsico Growth Portfolio
----------------------------------------------------------------------------------------------
Hard Assets Series                           ING Hard Assets Portfolio
----------------------------------------------------------------------------------------------
International Equity Series                  ING International Equity Portfolio
----------------------------------------------------------------------------------------------
Internet TollkeeperSM Series                 ING Goldman Sachs Internet TollkeeperSM Portfolio
----------------------------------------------------------------------------------------------
Investors Series                             ING Salomon Brothers Investors Portfolio
----------------------------------------------------------------------------------------------
Janus Growth and Income Series               ING Janus Growth and Income Portfolio
----------------------------------------------------------------------------------------------
Large Cap Value Series                       ING Capital Guardian Large Cap Value Portfolio
----------------------------------------------------------------------------------------------
Limited Maturity Bond Series                 ING Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------------
Liquid Assets Series                         ING Liquid Assets Portfolio
----------------------------------------------------------------------------------------------
Managed Global Series                        ING Capital Guardian Managed Global Portfolio
----------------------------------------------------------------------------------------------
Mid-Cap Growth Series                        ING MFS Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B1

----------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
----------------------------------------------------------------------------------------------
FORMER FUND NAME                             CURRENT FUND NAME
----------------------------------------------------------------------------------------------
Real Estate Series                           ING Van Kampen Real Estate Portfolio
----------------------------------------------------------------------------------------------
Research Series                              ING MFS Research Portfolio
----------------------------------------------------------------------------------------------
Special Situations Series                    ING Janus Special Equity Portfolio
----------------------------------------------------------------------------------------------
Strategic Equity Series                      ING AIM Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------
Total Return Series                          ING MFS Total Return Portfolio
----------------------------------------------------------------------------------------------
Value Equity Series                          ING Eagle Asset Value Equity Portfolio
----------------------------------------------------------------------------------------------
Van Kampen Growth and Income Series          ING Van Kampen Growth and Income Portfolio
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO          Seeks capital appreciation. The
  (Service Class) (formerly Strategic     Portfolio seeks to meet its objective
  Equity Series)                          by investing, normally, at least 80%
                                          of its assets in equity securities of
  INVESTMENT ADVISER: Directed            mid-capitalization companies.
    Services, Inc.
  INVESTMENT SUBADVISER: A I M Capital
    Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO     Seeks long-term total return. The
  (Service Class) (formerly Capital       Portfolio invests primarily in common
  Growth Series)                          stocks of middle capitalization
                                          companies. The Portfolio normally
  INVESTMENT ADVISER: Directed            invests substantially all of its
    Services, Inc.                        assets in high-quality common stocks
  INVESTMENT SUBADVISER: Alliance         that Alliance expects to increase in
    Capital Management L.P.               value.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN LARGE CAP VALUE      Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. The Portfolio Manager seeks to
  Large Cap Value Series)                 achieve the Portfolio's investment
                                          objective by investing, under normal
  INVESTMENT ADVISER: Directed            market conditions, at least 80% of its
    Services, Inc.                        assets in equity and equity-related
  INVESTMENT SUBADVISER: Capital          securities of companies with market
    Guardian Trust Company                capitalizations greater than $1
                                          billion at the time of investment.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL       Seeks capital appreciation. Current
  PORTFOLIO (Service Class) (formerly     income is only an incidental
  Managed Global Series)                  consideration. This portfolio is not
                                          diversified. The Portfolio invests
  INVESTMENT ADVISER: Directed            primarily in common stocks traded in
    Services, Inc.                        securities markets throughout the
  INVESTMENT SUBADVISER: Capital          world. The Portfolio may invest up to
    Guardian Trust Company                100% of its total assets in securities
                                          traded in securities markets outside
                                          the United States. The Portfolio
                                          generally invests at least 65% of its
                                          total assets in at least three
                                          different countries, one of which may
                                          be the United States.
--------------------------------------------------------------------------------
ING CAPITAL GUARDIAN SMALL CAP            Seeks long-term capital appreciation.
  PORTFOLIO (Service Class) (formerly     The Portfolio invests at least 80% of
  Capital Guardian Small Cap Series)      its assets in equity securities of
                                          small capitalization ("small-cap")
  INVESTMENT ADVISER: Directed            companies.
    Services, Inc.
  INVESTMENT SUBADVISER: Capital
    Guardian Trust Company
--------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO            Seeks capital appreciation. The
  (Service Class) (formerly Developing    Portfolio invests primarily in the
  World Series)                           equity securities of companies in
                                          "emerging market countries." The
  INVESTMENT ADVISER: Directed            Portfolio normally invests in at least
    Services, Inc.                        six emerging market countries with no
  INVESTMENT SUBADVISER: Baring           more than 35% of its assets in any one
    International Investment Limited      country, measured at the time of
                                          investment.
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER: Directed            of domestic and foreign issuers that
    Services, Inc.                        meet quantitative standards relating
  INVESTMENT SUBADVISER: Eagle Asset      to financial soundness and high
    Management, Inc.                      intrinsic value relative to price.
--------------------------------------------------------------------------------
ING FMRSM DIVERSIFIED MID-CAP             Seeks long-term growth of capital. The
  PORTFOLIO (Service Class) (formerly     Portfolio Manager normally invests the
  Diversified Mid-Cap Series)             Portfolio's assets primarily in common
                                          stocks. The Portfolio Manager normally
  INVESTMENT ADVISER: Directed            invests at least 80% of the
    Services, Inc.                        Portfolio's assets in securities of
  INVESTMENT SUBADVISER: Fidelity         companies with medium market
    Management & Research Company         capitalizations.
--------------------------------------------------------------------------------
ING GOLDMAN SACHS INTERNET                Seeks long-term growth of capital. The
  TOLLKEEPERSM PORTFOLIO* (Service        Portfolio invests, under normal
  Class) (formerly Internet Tollkeeper    circumstances, at least 80% of its net
  Series) *Goldman Sachs Internet         assets plus any borrowings for
  TollkeeperSM is a service mark of       investment purposes (measured at time
  Goldman Sachs & Co                      of investment) in equity investments
                                          in "Internet Tollkeeper" companies,
  INVESTMENT ADVISER: Directed            which are companies in the media,
    Services, Inc.                        telecommunications, technology and
  INVESTMENT SUBADVISER:. Goldman         internet sectors, which provide
    Sachs Asset Management, L.P.          access, infrastructure, content and
                                          services to internet companies and
                                          internet users.
--------------------------------------------------------------------------------
ING HARD ASSETS PORTFOLIO (Service        A nondiversified Portfolio that seeks
  Class) (formerly Hard Assets Series)    long-term capital appreciation. The
                                          Portfolio normally invests at least
  INVESTMENT ADVISER: Directed            80% of its assets in the equities of
    Services, Inc.                        producers of commodities.
  INVESTMENT SUBADVISER: Baring
    International Investment Limited
--------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO (Service      Seeks long-term growth of capital.
  Class) (formerly International          Under normal conditions, the Portfolio
  Equity Series)                          invests at least 80% of its net assets
                                          and borrowings for investment purposes
  INVESTMENT ADVISER: Directed            in equity securities of issuers
    Services, Inc.                        located in countries outside of the
  INVESTMENT SUBADVISER: ING              United States.
    Investments, LLC
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER: Directed            75% of its assets in equity securities
    Services, Inc.                        selected primarily for their growth
  INVESTMENT SUBADVISER: Janus Capital    potential, and at least 25% of its
    Management LLC                        assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO        A nondiversified Portfolio that seeks
  (Service Class) (formerly Special       capital appreciation. The Portfolio
  Situations Series)                      invests, under normal circumstances,
                                          at least 80% of its net assets (plus
  INVESTMENT ADVISER: Directed            borrowings for investment purposes) in
    Services, Inc.                        equity securities with the potential
  INVESTMENT SUBADVISER: Janus Capital    for long-term growth of capital.
    Management LLC
--------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES         Seeks long-term capital growth. The
  PORTFOLIO (Service Class) (formerly     Portfolio normally invests at least
  Equity Opportunity Series)              80% of its net assets (plus any
                                          borrowings for investment purposes) in
  INVESTMENT ADVISER: Directed            attractively valued equity securities
    Services, Inc.                        of companies with current or emerging
  INVESTMENT SUBADVISER: Jennison         earnings growth the Portfolio Manager
    Associates LLC                        believes to be not fully appreciated
                                          or recognized by the market.
--------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO       Seeks highest current income
  (Service Class) (formerly Limited       consistent with low risk to principal
  Maturity Bond Series)                   and liquidity. Secondarily seeks to
                                          enhance total return when market
  INVESTMENT ADVISER: Directed            factors indicate capital appreciation
    Services, Inc.                        may be available without significant
  INVESTMENT SUBADVISER: ING              risk to principal. The Portfolio seeks
    Investment Management LLC             to achieve its investment objective by
                                          investing under normal circumstances
                                          at least 80% of its net assets (plus
                                          borrowing for investment purposes) in
                                          a diversified portfolio of bonds that
                                          are primarily limited maturity debt
                                          securities.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER: Directed            $1 per share net asset value and its
    Services, Inc.                        investment strategy focuses on safety
  INVESTMENT SUBADVISER: ING              of principal, liquidity and yield, in
    Investment Management LLC             order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO          A nondiversified Portfolio that seeks
  (Service Class) (formerly Mid-Cap       long-term growth of capital. The
  Growth Series)                          Portfolio normally invests at least
                                          80% of its net assets in common stocks
  INVESTMENT ADVISER: Directed            and related securities (such as
    Services, Inc.                        preferred stocks, convertible
  INVESTMENT SUBADVISER: Massachusetts    securities and depositary receipts) of
    Financial Services Company            companies with medium market
                                          capitalizations (or "mid-cap
                                          companies") which the Portfolio
                                          Manager believes have above-average
                                          growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER: Directed            in common stocks and related
    Services, Inc.                        securities (such as preferred stocks,
  INVESTMENT SUBADVISER: Massachusetts    convertible securities and depositary
    Financial Services Company            receipts). The Portfolio focuses on
                                          companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER: Directed            Secondarily seeks reasonable
    Services, Inc.                        opportunity for growth of capital and
  INVESTMENT SUBADVISER: Massachusetts    income. The Portfolio is a "balanced
    Financial Services Company            fund," and invests in a combination of
                                          equity and fixed income securities.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER: Directed            Portfolio is diversified and seeks to
    Services, Inc.                        achieve its investment objective by
  INVESTMENT SUBADVISER: Pacific          investing under normal circumstances
    Investment Management Company LLC     at least 80% of its net assets (plus
                                          borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO    A nondiversified Portfolio that seeks
  (Service Class) (formerly All Cap       capital appreciation through
  Series)                                 investment in securities which the
                                          Subadviser believes have above-average
  INVESTMENT ADVISER: Directed            capital appreciation potential. The
    Services, Inc.                        Portfolio invests primarily in common
  INVESTMENT SUBADVISER: Salomon          stocks and common stock equivalents,
    Brothers Asset Management Inc.        such as preferred stocks and
                                          securities convertible into common
                                          stocks, of companies the Portfolio
                                          Manager believes are undervalued in
                                          the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS            Seeks long-term growth of capital.
  PORTFOLIO (Service Class) (formerly     Secondarily seeks current income. The
  Investors Series)                       Portfolio invests primarily in equity
                                          securities of U.S. companies. The
  INVESTMENT ADVISER: Directed            Portfolio may also invest in other
    Services, Inc.                        equity securities. To a lesser degree,
  INVESTMENT SUBADVISER: Salomon          the Portfolio invests in income
    Brothers Asset Management Inc.        producing securities such as debt
                                          securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION    Seeks, over the long-term, a high
  PORTFOLIO (Service Class) (formerly     total investment return, consistent
  Fully Managed Series)                   with the preservation of capital and
                                          prudent investment risk. The Portfolio
  INVESTMENT ADVISER: Directed            pursues an active asset allocation
    Services, Inc.                        strategy whereby investments are
  INVESTMENT SUBADVISER: T. Rowe Price    allocated among three asset classes -
    Associates, Inc.                      equity securities, debt securities and
                                          money market instruments.
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME           Seeks substantial dividend income as
  PORTFOLIO (Service Class) (formerly     well as long-term growth of capital.
  Equity Income Series)                   The Portfolio normally invests at
                                          least 80% of its assets in common
  INVESTMENT ADVISER: Directed            stocks, with 65% in the common stocks
    Services, Inc.                        of well-established companies paying
  INVESTMENT SUBADVISER: T. Rowe Price    above-average dividends. The Portfolio
    Associates, Inc.                      may also invest in convertible
                                          securities, warrants and preferred
                                          stocks.
--------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO           Seeks to maximize total return over
  (Service Class) (formerly Asset         the long term by allocating its assets
  Allocation Growth Series)               among stocks, bonds, short-term
                                          instruments and other investments. The
  INVESTMENT ADVISER: Directed            Portfolio Manager allocates the
    Services, Inc.                        Portfolio's assets among the following
  INVESTMENT SUBADVISER: UBS Global       classes, or types, of investments:
    Asset Management (Americas) Inc.      stocks, bonds, and short-term money
                                          market debt obligations.
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME          Seeks long-term growth of capital and
  PORTFOLIO (Service Class) (formerly     income. Under normal market
  Van Kampen Growth and Income Series)    conditions, the Portfolio Manager
                                          seeks to achieve the Portfolio's
  INVESTMENT ADVISER: Directed            investment objective by investing
    Services, Inc.                        primarily in what it believes to be
  INVESTMENT SUBADVISER: Van Kampen       income-producing equity securities,
                                          including common stocks and
                                          convertible securities; although
                                          investments are also made in
                                          non-convertible preferred stocks and
                                          debt securities rated "investment
                                          grade," which are securities rated
                                          within the four highest grades
                                          assigned by Standard & Poor's ("S&P")
                                          or by Moody's Investors Service, Inc.
                                          ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO      A nondiversified Portfolio that seeks
  (Service Class) (formerly Real          capital appreciation. Secondarily
  Estate Series)                          seeks current income. The Portfolio
                                          invests at least 80% of its assets in
  INVESTMENT ADVISER: Directed            equity securities of companies in the
    Services, Inc.                        U.S. real estate industry that are
  INVESTMENT SUBADVISER: Van Kampen       listed on national exchanges or the
                                          National Association of Securities
                                          Dealers Automated Quotation System
                                          ("NASDAQ").
--------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER: ING Investments,    normal conditions, invests at least
    LLC                                   65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO     Seeks long-term growth of capital.
  (Service Shares)                        Invests primarily in common stock of
                                          U.S. companies that the portfolio
  INVESTMENT ADVISER: ING Investments,    managers feel have above average
    LLC                                   prospects for growth. Under normal
                                          market conditions, invests at least
                                          65% of total assets in securities
                                          purchased on the basis of the
                                          potential for capital appreciation.
                                          These securities may be from
                                          large-cap, mid-cap or small-cap
                                          companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO (Service        Seeks growth of capital, with dividend
  Shares)                                 income as a secondary consideration.
                                          Under normal conditions, invests at
  INVESTMENT ADVISER: ING Investments,    least 80% of assets in equity
    LLC                                   securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES             Seeks long-term capital appreciation.
  PORTFOLIO (Service Shares)              Normally invests at least 80% of
                                          assets in the common stock of smaller,
  INVESTMENT ADVISER: ING Investments,    lesser-known U.S. companies that are
    LLC                                   believed to have above average
                                          prospects for growth. For this
                                          Portfolio, smaller companies are those
                                          with market capitalizations that fall
                                          within the range of companies in the
                                          Russell 2000 Index.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER: Pacific             prudent investment management.
    Investment Management Co.
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND INCOME PORTFOLIO    Seeks total return which exceeds that
                                          of the S&P 500.
  INVESTMENT ADVISER: Pacific
    Investment Management Co.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER: ProFund Advisors    the daily performance of the S&P 500
    LLC                                   Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER: ProFund Advisors    the daily performance of the Russell
    LLC                                   2000 Index.
--------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER: ProFund Advisors    the daily performance of the ProFunds
    LLC                                   Europe 30 Index.
--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER: Prudential          securities of major, established
    Investments LLC                       corporations that the investment
  INVESTMENT SUBADVISER: Jennison         adviser believes offer above-average
    Associates LLC                        growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER: Prudential          thinks will increase in value over a
    Investments LLC                       period of years. Invests primarily in
  INVESTMENT SUBADVISER: Jennison         the common stock of large and
    Associates LLC                        medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------

DVAP-NY - 126053

                                       B7

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                 FIXED ACCOUNT I

Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ReliaStar Life Insurance Company of New York ("ReliaStar of NY," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ReliaStar of NY, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ReliaStar of NY, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole

DVAP-NY - 126053

                                       C1
discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ReliaStar of NY's Separate Account B-NY as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

DVAP-NY - 126053

                                       C2

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.


SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account I.

DVAP-NY - 126053

                                       C3

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APPENDIX D
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fourth contract year of 20% of the contract value of $35,000.

In this example, $5,250 ($35,000 x .15) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $7,000 ($35,000 x .20). Therefore, $1,750 ($7,000 -
$5,250) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

DVAP-NY - 126053

                                       D1

                                   ING [LOGO]


                             ING VARIABLE ANNUITIES

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
         ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.
--------------------------------------------------------------------------------

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DVAP-NY - 126053                                                      05/01/2003

                                     PART B

                       Statement of Additional Information

                                    DVA PLUS (NY)

                          Deferred Combination Variable
                           and Fixed Annuity Contract

                                    Issued by
                              SEPARATE ACCOUNT NY-B

                                       of
                            RELIASTAR LIFE INSURANCE
                               COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein.

The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar Life Insurance Company of New York, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                   May 1, 2003

                                TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Introduction.........................................................
     Description of ReliaStar Life Insurance Company of New York..........
     Safekeeping of Assets................................................
     The Administrator....................................................
     Independent Auditors.................................................
     Distribution of Contracts............................................
     Performance Information..............................................
     IRA Partial Withdrawal Option........................................
     Other Information....................................................
     Financial Statements of Separate Account NY-B........................

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account NY-B.

                     DESCRIPTION OF RELIASTAR LIFE INSURANCE
                               COMPANY OF NEW YORK

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") is a stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. Effective April 1, 2002, ("merger date") First Golden American Life Insurance Company ("First Golden"), the original depositor for the variable insurance products offered through Separate Account NY-B, was merged into ReliaStar of NY. ReliaStar of NY is authorized to transact business in all states, the District of Columbia and the Dominican Republic and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. ReliaStar of NY is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company and is an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING").

                              SAFEKEEPING OF ASSETS

ReliaStar of NY acts as its own custodian for Separate Account NY-B.

                                THE ADMINISTRATOR

On November 8, 1996, First Golden American Life Insurance Company of New York ("First Golden") and Golden American Life Insurance Company ("Golden American") entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into ReliaStar of NY ("merger date"), the expenses incurred by Golden American in relation to this service agreement will be reimbursed by ReliaStar of NY on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. As of the merger date, ReliaStar of NY will be obligated to reimburse these expenses. For the years ended December 31, 2002, 2001 and 2000, ReliaStar of NY incurred expenses of $0, $122,000 and $412,000, respectively, under the agreement with Golden American and $0, $0 and $340,000, respectively, under the agreement with Equitable Life.

Also on November 8, 1996, First Golden, Golden American and Directed Services, Inc. ("DSI") entered into a service agreement pursuant to which First Golden and Golden American agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, ReliaStar of NY will provide its personnel to provide such services. ReliaStar of NY expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by ReliaStar of NY's employees on behalf of DSI. For the year ended December 31, 2002, there were no charges to Golden American and DSI for these services.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of ReliaStar of NY and Separate Account NY-B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ReliaStar of NY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ReliaStar of NY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by Golden American, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $64,000, $264,000 and $1,115,000 respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account NY-B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non- standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 7.5% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro-rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2002 to December 31, 2002 were -0.35% and -0.35%, respectively.

SEC STANDARD 30-DAY YIELD FOR ALL SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit (contract value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

          Where:

[a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount

[b]  equals the expenses accrued for the period (net of reimbursements)

[c] equals the average daily number of units outstanding during the period based on the accumulation unit value

[d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account NY-B is earned from the increase in net asset value of shares of the Investment portfolio in which the Subaccount invests and from dividends declared and paid by the Investment portfolio, which are automatically reinvested in shares of the Investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the investment portfolio), calculated pursuant to the formula:

          P(1+T)^n = ERV

Where:

(1)  [P] equals a hypothetical initial premium payment of $1,000

(2)  [T] equals an average annual total return

(3)  [n] equals the number of years

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts is presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the period ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 - Standardized:
-----------------------------------------------------------------------

                                                                                                           INCEPTION
                                                 1 YEAR         5 YEAR       10 YEAR     INCEPTION            DATE
--------------------------------------------------------------------------------------------------------------------
ING AIM Capital Mid Cap Growth Portfolio         -39.68         -7.99           n/a         -3.51          01-May-97
ING Alliance Mid Cap Growth Portfolio            -38.06         -9.04           n/a         -3.77          01-May-97
ING Capital Guardian Large Cap Value Portfolio   -31.90           n/a           n/a        -11.86          01-Feb-00
ING Capital Guardian Managed Global Portfolio    -28.34          2.85           n/a          3.84          01-May-97
ING Capital Guardian Small Cap Portfolio         -33.52         -0.24           n/a          4.36          01-May-97
ING Developing World Portfolio                   -18.99           n/a           n/a        -10.56          18-Feb-98
ING Eagle Asset Value Equity Portfolio           -25.26         -4.66           n/a         -0.78          01-May-97
ING FMR Diversified Mid Cap Portfolio            -27.51           n/a           n/a        -16.75          02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)       -46.01           n/a           n/a        -42.74          01-May-01
Portfolio
ING Hard Assets Portfolio                         -7.65         -8.24           n/a         -5.63          01-May-97
ING International Equity Portfolio               -24.37         -7.12           n/a         -2.48          01-May-97
ING Janus Growth and Income Portfolio            -27.57           n/a           n/a        -17.77          02-Oct-00
ING Janus Special Equity Portfolio               -34.02           n/a           n/a        -23.56          02-Oct-00
ING Jennison Equity Opportunities Portfolio      -37.29         -8.24           n/a         -3.57          01-May-97
ING Limited Maturity Bond Portfolio               -1.30          4.31           n/a          4.62          01-May-97
ING Liquid Assets Portfolio                       -7.03          2.18           n/a          2.37          01-May-97
ING Marsico Growth Portfolio                     -37.59         -4.98           n/a         -2.82          01-May-97
ING MFS Mid Cap Growth Portfolio                 -56.56         -3.55           n/a          0.98          01-May-97
ING MFS Research Portfolio                       -32.96         -5.09           n/a         -1.67          01-May-97
ING MFS Total Return Portfolio                   -13.47          3.06           n/a          5.31          01-May-97
ING PIMCO Core Bond Portfolio                      0.12          0.77           n/a          1.18          01-May-97
ING Salomon Brothers All Cap Portfolio           -33.65           n/a           n/a         -7.60          01-Feb-00
ING Salomon Brothers Investors Portfolio         -31.10           n/a           n/a         -9.55          01-Feb-00
ING T. Rowe Price Capital Appreciation            -7.96          6.82           n/a          8.31          01-May-97
Portfolio
ING T. Rowe Price Equity Income Portfolio        -21.45         -0.75           n/a          1.72          01-May-97
ING UBS US Balanced Portfolio                    -23.00           n/a           n/a        -16.58          02-Oct-00
ING Van Kampen Growth and Income Portfolio       -22.99         -2.67           n/a          1.08          01-May-97
ING Van Kampen Real Estate Portfolio              -8.25          1.35           n/a          5.11          01-May-97
ING VP Growth Opportunities Portfolio            -39.51           n/a           n/a        -37.56          01-May-01
ING VP MagnaCap Portfolio                        -31.11           n/a           n/a        -23.48          01-May-01
ING VP SmallCap Opportunities Portfolio          -51.57           n/a           n/a        -42.97          01-May-01
ING VP Worldwide Growth Portfolio                -32.91           n/a           n/a        -25.25          01-May-00
PIMCO High Yield Portfolio                        -9.61           n/a           n/a         -1.26          01-May-98
PIMCO StocksPlus Growth and Income               -28.38           n/a           n/a         -5.63          01-May-98
ProFund VP Bull                                  -32.08           n/a           n/a        -26.64          01-May-01
ProFund VP Europe 30                             -33.84           n/a           n/a        -31.29          01-May-01
ProFund VP Small Cap                             -30.57           n/a           n/a        -22.70          01-May-01
Prudential Jennison Port                         -39.17           n/a           n/a        -31.35          01-May-00
SP Jennison International Growth                 -30.96           n/a           n/a        -37.27          02-Oct-00

* Total return calculation reflects certain waivers of portfolio fees and expenses.

#    Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and ten years (or, if less, up to the life of the Investment portfolio), calculated pursuant to the formula:

          [P(1+T)^n] = ERV

Where:

(1)  [P] equals a hypothetical initial premium payment of $1,000

(2)  [T] equals an average annual total return

(3)  [n] equals the number of years

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts is presented on a non-standardized basis which includes deductions for the mortality and expense risk charge and administrative charge, but not for contract charge or surrender charge, for the period ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02- Non-Standardized:
--------------------------------------------------------------------------

                                                                                                           INCEPTION
                                                 1 YEAR         5 YEAR       10 YEAR     INCEPTION            DATE
--------------------------------------------------------------------------------------------------------------------
ING AIM Capital Mid Cap Growth Portfolio         -32.64         -7.11           n/a         -2.86          01-May-97
ING Alliance Mid Cap Growth Portfolio            -31.02         -8.12           n/a         -3.10          01-May-97
ING Capital Guardian Large Cap Value Portfolio   -24.86           n/a           n/a         -9.28          01-Feb-00
ING Capital Guardian Managed Global Portfolio    -21.30          3.42           n/a          4.31          01-May-97
ING Capital Guardian Small Cap Portfolio         -26.48          0.40           n/a          4.82          01-May-97
ING Developing World Portfolio                   -11.95           n/a           n/a         -9.27          18-Feb-98
ING Eagle Asset Value Equity Portfolio           -18.22         -3.89           n/a         -0.20          01-May-97
ING FMR Diversified Mid Cap Portfolio            -20.47           n/a           n/a        -13.43          02-Oct-00
ING Goldman Sachs Internet Tollkeeper (SM)       -38.97           n/a           n/a        -36.81          01-May-01
Portfolio
ING Hard Assets Portfolio                         -0.61         -7.35           n/a         -4.90          01-May-97
ING International Equity Portfolio               -17.33         -6.27           n/a         -2.10          01-May-97
ING Janus Growth and Income Portfolio            -20.53           n/a           n/a        -14.41          02-Oct-00
ING Janus Special Equity Portfolio               -26.98           n/a           n/a        -19.88          02-Oct-00
ING Jennison Equity Opportunities Portfolio      -30.25         -7.35           n/a         -2.91          01-May-97
ING Limited Maturity Bond Portfolio                5.74          4.85           n/a          5.07          01-May-97
ING Liquid Assets Portfolio                        0.01          2.76           n/a          2.87          01-May-97
ING Marsico Growth Portfolio                     -30.55         -4.20           n/a         -2.18          01-May-97
ING MFS Mid Cap Growth Portfolio                 -49.52         -2.82           n/a          1.51          01-May-97
ING MFS Research Portfolio                       -25.92         -4.31           n/a         -1.07          01-May-97
ING MFS Total Return Portfolio                    -6.43          3.63           n/a          5.75          01-May-97
ING PIMCO Core Bond Portfolio                      7.16          1.38           n/a          1.71          01-May-97
ING Salomon Brothers All Cap Portfolio           -26.61           n/a           n/a         -5.23          01-Feb-00
ING Salomon Brothers Investors Portfolio         -24.06           n/a           n/a         -7.09          01-Feb-00
ING T. Rowe Price Capital Appreciation            -0.92          7.31           n/a          8.70          01-May-97
Portfolio
ING T. Rowe Price Equity Income Portfolio        -14.41         -0.09           n/a          2.24          01-May-97
ING UBS US Balanced Portfolio                    -15.96           n/a           n/a        -13.27          02-Oct-00
ING Van Kampen Growth and Income Portfolio       -15.95         -1.97           n/a          1.61          01-May-97
ING Van Kampen Real Estate Portfolio              -1.21          1.95           n/a          5.55          01-May-97
ING VP Growth Opportunities Portfolio            -32.47           n/a           n/a        -31.95          01-May-01
ING VP MagnaCap Portfolio                        -24.07           n/a           n/a        -18.54          01-May-01
ING VP SmallCap Opportunities Portfolio          -44.53           n/a           n/a        -37.04          01-May-01
ING VP Worldwide Growth Portfolio                -25.87           n/a           n/a        -21.69          01-May-00
PIMCO High Yield Portfolio                        -2.57           n/a           n/a         -0.34          01-May-98
PIMCO StocksPlus Growth and Income               -21.34           n/a           n/a         -4.55          01-May-98
ProFund VP Bull                                  -25.04           n/a           n/a        -21.57          01-May-01
ProFund VP Europe 30                             -26.80           n/a           n/a        -26.00          01-May-01
ProFund VP Small Cap                             -23.53           n/a           n/a        -17.79          01-May-01
Prudential Jennison Port                         -32.13           n/a           n/a        -27.28          01-May-00
SP Jennison International Growth                 -23.92           n/a           n/a        -32.64          02-Oct-00

* Total return calculation reflects certain waivers of portfolio fees and expenses.

#    Non-annualized.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii)other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the investment portfolio of the Trust in which Separate Account NY-B Subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of ReliaStar of NY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under "Performance Information." Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1.   AUV, beginning of period                                  $10.00000000
     2.   Value of securities, beginning of period                  $10.00000000
     3.   Change in value of securities                               0.10000000
     4.   Gross investment return (3) divided by (2)                  0.01000000
     5.   Less daily mortality and expense charge                     0.00003446
     6.   Less asset based administrative charge                      0.00000411
     7.   Net investment return (4) minus (5) minus (6)               0.00996163
     8.   Net investment factor (1.000000) plus (7)                   1.00996163
     9.   AUV, end of period (1) multiplied by (8)                  $10.09961430


ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.   Initial Premium Payment                                        $ 1,000
     2.   AUV on effective date of purchase (see Example 1)         $10.00000000
     3.   Number of Units purchased [(1) divided by (2)]            100.00000000
     4.   AUV for valuation date following purchase
          see Example 1)                                            $10.09961430
     5.   Contract Value in account for valuation date
          following purchase [(3) multiplied by (4)]                 $  1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ReliaStar of NY notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ReliaStar of NY receives the completed election form.

ReliaStar of NY calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                            FINANCIAL STATEMENTS OF
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

The audited financial statements of ReliaStar Life Insurance Company of New York are listed below and are included in this Statement of Additional Information:

   Report of Independent Auditors
   Audited Financial Statements of ReliaStar Life Insurance Company of New York
        Income Statements for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended
             August 31, 2000
        Balance Sheets as of December 31, 2002 and 2001
        Statements of Changes in Shareholder's Equity for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000
        Statements of Cash Flows for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000
   Notes to Financial Statements

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors

     Audited Financial Statements
          Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31,
            2002 and 2001
          Notes to Financial Statements



                                 FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA


                                         INDEX TO FINANCIAL STATEMENTS

                                                                                                          Page
                                                                                                         -------
Report of Independent Auditors .........................................................................   F-2

Financial Statements:

Income Statements for the years ended December 31, 2002 and 2001, four months
ended December 31, 2000 and eight months ended August 31, 2000..........................................   F-3

Balance Sheets as of December 31, 2002 and 2001.........................................................   F-4

Statements of Changes in Shareholder's Equity for the years ended December 31, 2002
and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000....................   F-5

Statements of Cash Flows for the years ended December 31, 2002 and 2001, four months
ended December 31, 2000 and eights months ended August 31, 2000.........................................   F-6

Notes to Financial Statements...........................................................................   F-7









                                                        F-1

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ReliaStar Life Insurance Company of New York

We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2002 and 2001 ("Successor Company"), and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for the years ended December 31, 2002 and 2001, and for the period from September 1, 2000 to December 31, 2000 ("Successor
Company"), and for the period from January 1, 2000 to August 31, 2000 ("Preacquisition Company"). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, and for the period from September 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the result of its operations and its cash flows for the period from January 1, 2000 to August 31, 2000, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, effective September 1, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of ReliaStar Financial Corp., ReliaStar Life Insurance Company of New York's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                       /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003


                                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

                                                          INCOME STATEMENTS
                                                              (Millions)

                                                                                                                 Preacquisition
                                                                                                                ----------------
                                                                                               Four months        Eight months
                                                         Year ended         Year ended            ended               ended
                                                        December 31,       December 31,        December 31,        August 31,
                                                             2002               2001              2000                2000
                                                       ---------------    --------------    ----------------    ----------------
Revenues:
   Premiums                                                  $66.2             $60.2             $19.8               $28.1
   Fee income                                                 94.3              90.4              31.8                63.3
   Net investment income                                     130.8             142.3              48.3                97.7
   Net realized capital gains (losses)                        (2.7)             10.6               0.5                 1.3
   Other income                                               11.7               7.6               1.7                 5.9
                                                       ---------------    --------------    ----------------    ----------------
            Total revenue                                    300.3             311.1             102.1               196.3
                                                       ---------------    --------------    ----------------    ----------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
        policyholders                                        181.1             158.6              59.1               101.8
   Underwriting, acquisition, and insurance expenses:
   General expenses                                           36.2              51.5              15.7                32.4
   Amortization:
   Deferred policy acquisition costs and
      value of business acquired                              32.6              26.5              10.1                21.5
   Goodwill                                                    -                22.6               2.8                 5.8
                                                       ---------------    --------------    ----------------    ----------------
   Total benefits, losses and expenses                       249.9             259.2              87.7               161.5
                                                       ---------------    --------------    ----------------    ----------------
Income before income taxes                                    50.4              51.9              14.4                34.8

   Income tax expense                                         17.8              26.1               7.4                12.0
                                                       ---------------    --------------    ----------------    ----------------
Income before cumulative effect of change in                  32.6              25.8               7.0                22.8
   accounting principle
Cumulative effect of change in accounting principle         (865.0)              -                 -                   -
                                                       ---------------    --------------    ----------------    ----------------

Net income (loss)                                          $(832.4)            $25.8              $7.0               $22.8
                                                       ===============    ==============    ================    ================










                                                  See Notes to Financial Statements


                                                               F-3


                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

                                           BALANCE SHEETS
                                    (Millions, except share data)

                                                                    December 31,        December 31,
                                                                        2002                2001
                                                                  -----------------    ---------------
Assets
------
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $1,523.0 at 2002 and $1,441.3 at 2001)       $1,601.5             $1,486.2
   Equity securities, at fair value (cost of $4.4 at 2002 and
     $3.6 at 2001)                                                        4.4                  6.0
   Mortgage loans on real estate                                        243.6                265.5
   Policy loans                                                          85.2                 85.0
   Short-term investments                                                55.6                  5.4
   Other investments                                                     11.9                  6.8
   Securities pledged to creditors (amortized cost of $0.9 at
     2002 and $13.9 at 2001)                                              0.9                 13.9
                                                                  -----------------    ---------------
Total investments                                                     2,003.1              1,868.8

Cash and cash equivalents                                                 2.4                (17.5)
Short term investments under securities loan agreement                    -                   15.1
Accrued investment income                                                19.3                 21.9
Accounts and notes receivable                                             6.9                  7.7
Reciprocal loan with affiliate                                            -                   47.1
Reinsurance recoverable                                                  54.6                 51.6
Deferred policy acquisition costs                                        61.3                 26.0
Value of  business acquired                                              48.2                 64.7
Goodwill (net of accumulated amortization of $31.2 at 2001)               -                  865.0
Deferred income taxes                                                    26.1                 46.5
Other assets                                                              5.2                  3.6
Assets held in separate accounts                                        429.4                487.4
                                                                  -----------------    ---------------

              Total assets                                           $2,656.5             $3,487.9
                                                                  =================    ===============

Liabilities and Shareholder's Equity
------------------------------------
Policy liabilities and accruals:
   Future policy benefits and claims reserves                       $ 1,595.6             $1,550.5
   Unearned  premiums                                                     0.2                  0.9
   Other policy claims and benefits payable                              26.6                 40.7
   Other policyholder's funds                                            23.3                 17.3
                                                                  -----------------    ---------------
Total policy liabilities and accruals                                 1,645.7              1,609.4

Payables under securities loan agreement                                  -                   15.1
Current income taxes                                                     12.3                  -
Other borrowed money                                                     74.2                 75.4
Other liabilities                                                        69.1                 87.9
Liabilities related to separate accounts                                429.4                487.4
                                                                  -----------------    ---------------
              Total liabilities                                       2,230.7              2,275.2
                                                                  -----------------    ---------------

Shareholder's equity:
   Common stock (1,377,863 shares authorized, issued and
        outstanding; $2.00 per share par value)                           2.8                  2.8
   Additional paid-in capital                                         1,225.6              1,194.6
   Accumulated other comprehensive income                                35.4                  6.5
   Retained earnings (deficit)                                         (838.0)                 8.8
                                                                  -----------------    ---------------
              Total shareholder's equity                                425.8              1,212.7
                                                                  -----------------    ---------------

              Total liabilities and shareholder's equity             $2,656.5             $3,487.9
                                                                  =================    ===============

                                      See Notes to Financial Statements

                                                    F-4

                                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

                                            STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                   Accumulated
                                                                                      Other           Retained           Total
                                                   Common        Additional       Comprehensive       Earnings        Shareholder's
                                                   Stock        Paid-in-Capital   Income (Loss)       (Deficit)          Equity
----------------------------------------------- ------------    -------------     --------------    -------------    --------------
Balance at December 31, 1999                      $     2.8       $   235.2         $     (9.4)     $    213.0         $   441.6
Dividends to Shareholder                                -               -                  -              (6.0)             (6.0)
Comprehensive income:
   Net income                                           -               -                  -              22.8              22.8
   Other comprehensive income net of tax:
      Unrealized (loss) on securities
      ($(1.6) pretax)                                   -               -                 (1.0)            -                (1.0)
                                                                                                                     --------------
  Comprehensive income                                                                                                      21.8
                                                ------------    -------------     --------------    -------------    --------------
Balance at August 31, 2000                              2.8           235.2              (10.4)          229.8             457.4
Purchase Accounting Adjustment                          -             959.4               10.4          (229.8)            740.0
Dividends to Shareholder                                -               -                  -              (6.0)             (6.0)
Comprehensive income:
   Net income                                           -               -                  -               7.0               7.0
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($14.5 pretax)                                    -               -                  9.4             -                 9.4
                                                                                                                     --------------
  Comprehensive income                                                                                                      16.4
                                                ------------    -------------     --------------    -------------    --------------
Balance at December 31, 2000                            2.8         1,194.6                9.4             1.0           1,207.8
Dividends to Shareholder                                -               -                  -             (18.0)            (18.0)
Comprehensive income:
   Net income                                           -               -                  -              25.8              25.8
   Other comprehensive income net of tax:
      Unrealized (loss) on securities
      ($(4.5) pretax)                                   -               -                 (2.9)            -                (2.9)
                                                                                                                     --------------
  Comprehensive income                                                                                                      22.9
                                                ------------    -------------     --------------    -------------    --------------
Balance at December 31, 2001                            2.8         1,194.6                6.5             8.8           1,212.7

Capital contribution                                    -              31.4                -               -                31.4
Other                                                   -              (0.4)               -               -                (0.4)
Dividends to Shareholder                                -               -                  -             (14.4)            (14.4)
Comprehensive income:
   Net loss                                             -               -                  -            (832.4)           (832.4)
   Other comprehensive income net of tax:
       Unrealized gain on securities
       ($45.1 pretax)                                   -               -                 28.9             -                28.9
                                                                                                                     --------------
  Comprehensive (loss)                                                                                                    (803.5)
                                                ------------    -------------     --------------    -------------    --------------
Balance at December 31, 2002                        $   2.8       $ 1,225.6         $     35.4        $ (838.0)        $   425.8
                                                ============    =============     ==============    =============    ==============




                                                  See Notes to Financial Statements


                                                                 F-5

                                            RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                             (A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
                                                      STATEMENTS OF CASH FLOWS
                                                             (Millions)
                                                                                                                  Preacquisition
                                                                                                                 -----------------
                                                                                                  Four months      Eight months
                                                                Year ended      Year ended           ended             ended
                                                               December 31,    December 31,       December 31,       August 31,
                                                                    2002           2001               2000             2000
                                                              --------------  --------------    ---------------  -----------------
Cash Flows from Operating Activities:
Net income (loss)                                             $   (832.4)       $   25.8          $    7.0        $   22.8
Adjustments to reconcile net income to net cash provided
  by operating activities:
    Interest credited to insurance                                  45.5            43.0              21.1            44.5
    Future policy benefits                                         (75.3)          (77.9)            (35.9)          (81.5)
    Net realized capital (gains) losses                              2.7           (10.6)             (0.5)           (1.3)
    Increase (decrease) in receivables and payables                (29.1)           28.9              12.5            24.1
    (Increase) decrease in deferred policy acquisition costs       (19.7)          (34.1)            (14.8)          (18.5)
    (Increase) decrease in value of business acquired               16.7            26.5              10.1            21.5
    Amounts due to related parties                                  49.9           (58.4)             (4.0)           12.7
    Provision for deferred income taxes                              3.5             2.4              12.8            (2.4)
    Impairment of goodwill                                         865.0             -                 -               -
    Amortization of goodwill                                         -              22.6               2.8             5.8
    Other                                                           (1.6)          (30.9)             (8.9)            4.6
                                                              --------------  --------------    ---------------  -----------------
Net cash provided by (used for) operating activities                25.2           (62.7)              2.2            32.3
                                                              --------------  --------------    ---------------  -----------------

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                    2,248.5         1,277.5              74.7           113.7
          Equity securities                                          -               1.0               -               -
          Mortgages                                                  -               -                52.0            19.2
    Investment maturities and collections of:
          Fixed maturities available for sale                        -              77.0             154.5            69.4
          Short-term investments                                     -               -                 -               3.8
          Mortgage loans                                            21.9            10.2               -               -
    Acquisition of investments:
          Fixed maturities available for sale                   (2,290.5)       (1,371.2)           (251.6)         (169.4)
          Equity securities                                         (0.8)            -                 -               -
          Short-term investments                                   (35.1)           (2.1)            (13.0)            -
          Mortgages                                                  -             (29.5)             (1.4)            -
    Increase (decrease) in policy loans                             (0.2)           (0.6)             (0.6)            -
    Other, net                                                      (5.1)           (1.8)              4.0            (1.4)
                                                              --------------  --------------    ---------------  -----------------
Net cash provided by (used for) investing activities               (61.3)          (39.5)             18.6            35.3
                                                              --------------  --------------    ---------------  -----------------

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts        149.0           145.2              49.2            88.8
    Maturities and withdrawals from insurance contracts            (83.2)         (130.9)            (60.9)         (156.5)
    Increase in borrowed money                                      (1.2)            -                 -               -
    Dividends to shareholder                                       (14.4)          (18.0)             (6.0)           (6.0)
    Increase in borrowed money                                       -              90.5               -               -
                                                              --------------  --------------    ---------------  -----------------
Net cash provided by (used for) financing activities                50.2            86.8             (17.7)          (73.7)
                                                              --------------  --------------    ---------------  -----------------

Net increase (decrease) in cash and cash equivalents                14.1           (15.4)              3.1            (6.1)
Cash received from first Golden                                      5.8             -                 -               -
                                                              --------------  --------------    ---------------  -----------------
Cash and cash equivalents, beginning of period                     (17.5)           (2.1)             (5.2)            0.9
                                                              --------------  --------------    ---------------  -----------------
Cash and cash equivalents, end of period                         $   2.4        $  (17.5)           $ (2.1)         $ (5.2)
                                                              ==============  ==============    ===============  =================





                                                  See Notes to Financial Statements

                                                                 F-6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company ("Security-Connecticut") which is a wholly-owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar Life") ultimately owned by ING Groep, N.V. ("ING").

On September 1, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired ReliaStar, of which the Company is part for approximately $6 billion. The purchase price was comprised of approximately $5.1 billion in cash and the assumption of $917 million of outstanding debt and other net liabilities.

For accounting purposes, the acquisition was accounted for using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of ReliaStar's subsidiaries, including the Company. The Balance Sheet changes related to accounting for this acquisition were non-cash in nature and accordingly have been excluded from the preacquisition statement of cash flows.

The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net decrease to assets before allocation of goodwill. The net decrease to assets reflects the write off of deferred policy acquisition costs ("DPAC") of $166.1 million, which was the balance as of August 31, 2000, the establishment of present value of future profits ("PVFP") of $112.4 million and a net increase of other assets of $5.0 million. Goodwill resulting from the transaction attributable to the Company was approximately $896.2 million and was amortized over 40 years prior to January 1, 2002. PVFP resulting from the transaction is being amortized over the years that it is anticipated such profits will be received.

Unaudited pro forma income from continuing operations and net income of the Company for the period from January 1, 2000 to August 31, 2000, assuming that the acquisition of the Company occurred at the beginning of the period, would have been approximately $8.5 million. The pro forma adjustments, which do no affect revenues, reflect primarily goodwill amortization.

On April 1, 2002, ReliaStar Life acquired First Golden American Life Insurance Company of New York ("First Golden"), an affiliated entity, for a purchase price of $27.7 million in cash and $0.2 million in receivables. The purchase price was based on First Golden's statutory-basis book value. ReliaStar Life contributed First Golden to Security-Connecticut at GAAP book value. Security-Connecticut contributed First Golden to RLNY and First Golden was dissolved into RLNY at GAAP book value. The contribution of First Golden to RLNY was recorded as an increase to stockholder's equity of $31.4 million which equaled First Golden's April 1, 2002 GAAP book value. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." In accordance with Opinion

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


No. 16, the statement of financial position and other financial information is presented as of the beginning of the period ended December 31, 2002, as though the assets and liabilities had been transferred at January 1, 2002 on a combined basis. Prior year information was not restated due to the immateriality of the First Golden amounts to the prior periods.

DESCRIPTION OF BUSINESS

The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states and the District of Columbia.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, Accounting for Goodwill and Other Intangible Assets, effective for fiscal years beginning after December 15, 2001. Under the new statement, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new statement. Other intangible assets will continue to be amortized over their estimated useful lives.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss upon adoption of $865.0 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Income Statement.

The Company adopted the new statement effective January 1, 2002. Application of the nonamortization provisions of the new statement resulted in an increase in net income of $22.6 million for the year ended December 31, 2002. The Company performed the first of the required impairment tests for goodwill as of January 1, 2002.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Had the Company been accounting for its goodwill under FAS No.142 for all periods presented, the Company's net income for the year ended December 31, 2001, four months ended December 31, 2000 and eight months ended August 31, 2000 would have been as follows:

                                                                                               Preacquisition
                                                                                            ---------------------
                                                      Year ended         Four months ended    Eight months ended
     (Millions)                                    December 31, 2001     December 31, 2000     August 31, 2000
     ------------------------------------------------------------------------------------------------------------
     Reported net income                              $   25.8              $   7.0              $  22.8
     Add back goodwill amortization                       22.6                  2.8                  5.8
     ------------------------------------------------------------------------------------------------------------
     Adjusted net income                              $   48.4              $   9.8              $  28.6
     ============================================================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities" - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FAS No. 133, and certain FAS No.133 implementation issues." This Standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002 or 2001.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


FUTURE ACCOUNTING STANDARDS

GUARANTEES

In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of it guarantees and believes that all of its significant guarantees are excluded from the scope of this interpretation.

EMBEDDED DERIVATIVES

The FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement No. 133 Implementation Issue B36, "Embedded Derivatives:
Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its financial positions, results of operations, or cash flows.

VARIABLE INTEREST ENTITIES

In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs. The Company does have an investment in P&F Loan Trust ("P&F") in the amount of $5 million as of December 31, 2002. P&F is a private CDO issued in 1997, to invest in a total return swap on a $299 million pool of leveraged loans. ING, through its affiliates, owns $55 million of the P&F securities, which represents ING's maximum exposure to loss. ING has been determined by management to be the primary beneficiary. Since all of the ING entities owning the P&F are insurance entities and none of their operations are more closely related to the operations of P&F ; the affiliated entity owing the most significant portion will consolidate this VIE. Security Life of Denver ("SLD"), an affiliate, will be the primary beneficiary and consolidator of P&F Loan Trust.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the fair value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in
Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than book value and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

Realized capital gains and losses on investments are reflected on the Company's results of operations. Unrealized capital gains and losses on investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income.

The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

In accordance with FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," general account securities on loan are reflected on the Balance Sheets as "securities pledged to creditors", which includes the following:

                                                                   Gross           Gross
     December 31, 2002                          Amortized       Unrealized       Unrealized          Fair
     (Millions)                                    Cost            Gains           Losses            Value
     -----------------------------------------------------------------------------------------------------------
     Total securities pledged to creditors   $       0.9       $        -      $         -      $       0.9
     ===========================================================================================================

                                                                   Gross           Gross
     December 31, 2001                          Amortized       Unrealize d      Unrealized          Fair
     (Millions)                                    Cost            Gains           Losses            Value
     -----------------------------------------------------------------------------------------------------------
     Total securities pledged to creditors   $      13.9       $        -      $         -      $      13.9
     ===========================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


No. 60") and FAS No. 97, "Accounting and Reporting by Insurance enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investment" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

             (Millions)
             -----------------------------------------------------------------
             Balance at December 31,2001                $            64.7
             Adjustment for FAS No. 115                              (4.0)
             Additions                                                4.5
             Interest accrued at 7%                                   1.1
             Amortization                                           (18.1)
             -----------------------------------------------------------------
             Balance at December 31,2002                $            48.2
             =================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $13.2 million, $7.6 million, $6.0 million, $5.1 million and $4.9 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $1.5 million before tax, or $1.0 million, net of $0.5 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 5.0% to 7.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of policyholders or contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such policyholders or contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life policies and annuity contracts are invested, as designated by the contractholder or policyholder (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $0.1 million and of $0.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS


2. INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                             Gross           Gross
                                                             Amortized     Unrealized     Unrealized       Fair
     2002 (Millions)                                           Cost          Gains          Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $      96.6    $       1.8   $       -     $      98.4

     States, municipalities and political subdivisions            1.7            0.1           -             1.8

     U.S. corporate securities:
       Public utilities                                         104.3            8.0           1.1         111.2
       Other corporate securities                               805.3           67.7          10.5         862.5
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                       909.6           75.7          11.6         973.7
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                                 3.4            0.4           -             3.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                                3.4            0.4           -             3.8
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                 367.4            8.2           0.1         375.5

     Other asset-backed securities                              145.2            9.0           5.0         149.2

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                         1,523.9           95.2          16.7       1,602.4
     Less: Fixed maturities pledged to creditors                  0.9            -             -             0.9
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   1,523.0    $      95.2   $      16.7   $   1,601.5
     ===========================================================================================================


                                                        F-17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS

                                                                           Gross        Gross
                                                           Amortized     Unrealized   Unrealized       Fair
     2001 (Millions)                                         Cost          Gains        Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                        $     5.8      $     0.1     $    -        $    5.9

     States, municipalities and political subdivisions         4.3            0.3          -             4.6

     U.S. corporate securities:
       Public utilities                                       67.0            3.0          0.4          69.6
       Other corporate securities                            785.3           37.5          8.7         814.1
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                    852.3           40.5          9.1         883.7
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                              0.1            -            -             0.1
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                             0.1            -            -             0.1
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              296.6            7.0          0.1         303.5

     Other asset-backed securities                           296.1           13.6          7.4         302.3

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,455.2           61.5         16.6       1,500.1
     Less: Fixed maturities pledged to creditors              13.9            -            -            13.9
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                    $ 1,441.3      $    61.5     $   16.6      $1,486.2
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                                         Amortized Cost        Fair Value
     --------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                  $      -            $      -
       After one year through five years                      223.2               237.1
       After five years through ten years                     457.8               490.4
       After ten years                                        330.3               350.3
       Mortgage-backed securities                             367.4               375.4
       Other asset-backed securities                          145.2               149.2
     Less: Fixed maturities securities pledged to
      creditor                                                  0.9                 0.9
     --------------------------------------------------------------------------------------
     Fixed maturities                                    $  1,523.0          $  1,601.5
     ======================================================================================

At December 31, 2002 and 2001, fixed maturities with fair values of $5.7 million and $5.0 million, respectively, were on deposit as required by regulatory authorities.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


as short-term collateralized financings and the repurchase obligation is reported as a component of other borrowed money on the Balance Sheets.

The repurchase obligation totaled $73.1 million and $77.5 million at December 31, 2002 and 2001, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002 or 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that twenty two fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $11.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $25.9 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.9 million to reduce the carrying value of the fixed maturities to their fair value of $11.4 million.

3. FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES: The fair values for deferred annuities are estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

CLAIM AND OTHER DEPOSIT FUNDS: The carrying amounts for claim and other deposit funds approximate the liabilities' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES: The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                          2002                             2001
     -----------------------------------------------------------------------------------------------------
                                              Carrying         Fair             Carrying         Fair
     (Millions)                                 Value         Value              Value          Value
     -----------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  1,601.5    $  1,601.5        $    1,486.2   $     1,486.2
        Equity securities                          4.4           4.4                 6.0             6.0
        Mortgage loans on real estate            243.6         275.6               265.5           280.2
        Policy loans                              85.2          85.2                85.0            85.0
        Cash and short-term investments           58.0          58.0                 3.0             3.0
        Assets held in separate accounts         429.4         429.4               487.4           487.4

     Liabilities:
        Investment contract liabilities:
        Deferred annuities                      (411.3)       (409.6)             (420.7)         (417.5)
        Supplementary contracts and
          immediate annuities                    (13.1)        (13.1)              (21.8)          (22.7)
        Liabilities related to separate
          accounts                              (429.4)       (429.4)             (487.4)         (487.4)
     -----------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4. NET INVESTMENT INCOME

Sources of net investment income were as follows:

                                                                                             Preacquisition
                                                                                            ---------------
                                                                               Four months    Eight months
                                                 Year-ended     Year-ended        ended          ended
                                                December 31,   December 31,    December 31,    August 31,
     (Millions)                                     2002           2001           2000            2000
     ------------------------------------------------------------------------------------------------------
     Fixed maturities                              $108.7          $116.2          $36.2          $78.6
     Equity securities                                -               0.1            -              0.4
     Mortgage loans                                  20.7            21.4            7.5           16.3
     Policy loans                                     5.9             6.4            2.0            3.8
     Short term investments and
        cash equivalents                              0.3             1.4            1.5            0.1
     Other                                           (0.7)            1.2            0.7            0.3
     ------------------------------------------------------------------------------------------------------
     Gross investment income                        134.9           146.7           47.9           99.5
     Less: investment (expenses) income              (4.1)           (4.4)           0.4           (1.8)
     ------------------------------------------------------------------------------------------------------
     Net investment income                         $130.8          $142.3          $48.3          $97.7
     ======================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


5. DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The Company paid $14.4 million and $18.0 million in cash dividends to its Parent in 2002 and 2001, respectively. Of the $14.4 million paid in 2002, $0.0 million was accrued for in 2001.

The Company did receive capital contributions in 2002. In 2002, the amount contributed ($31.4 million) from Security-Connecticut related to the First Golden merger (refer to Note 1).

The Company's ability to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of New York. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company. Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of (i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.

The underlying statutory capital and surplus of the Company was $267.0 million and $214.6 million at December 31, 2002 and 2001, respectively. Statutory net income was $18.0 million, $11.0 million and $6.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $11.9 million.

The Company maintains a $97.4 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $30.0 million revolving note facility with Bank of New York and a $30.0 million revolving note facility with SunTrust Bank which expires on July 30, 2003.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


6. CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                                                     Preacquisition
                                                                                                     ---------------
                                                                                     Four months      Eight months
                                                  Year ended        Year ended          ended             ended
                                                 December 31,      December 31,      December 31,       August 31,
  (Millions)                                         2002              2001              2000              2000
  ------------------------------------------------------------------------------------------------------------------
  Fixed maturities                             $        (2.5)    $      11.8      $          0.5     $      1.3
  Equity securities                                      0.2            (0.4)                -              -
  Other investments                                     (0.4)           (0.8)                -              -
  ------------------------------------------------------------------------------------------------------------------
  Pretax realized capital gains (losses)       $        (2.7)    $      10.6      $          0.5     $      1.3
  ==================================================================================================================
  After-tax realized capital gains (losses)    $        (1.8)    $        6.9     $          0.3     $      0.9
  ==================================================================================================================

Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                                                                                     Preacquisition
                                                                                                     ---------------
                                                                                     Four months      Eight months
                                                  Year ended        Year ended          ended             ended
                                                 December 31,      December 31,      December 31,       August 31,
  (Millions)                                         2002              2001              2000              2000
  ------------------------------------------------------------------------------------------------------------------
  Proceeds on sales                            $    2,248.5     $     1,277.5      $          74.7      $      113.7
  Gross gains                                          39.7              24.8                  1.2               2.4
  Gross losses                                         42.2              13.0                  0.7               1.1
  ------------------------------------------------------------------------------------------------------------------

Changes  in  shareholder's  equity  related  to  changes  in  accumulated  other
comprehensive   income  (unrealized  capital  gains  and  losses  on  securities including securities pledged to creditors) were as follows:

                                                                                                     Preacquisition
                                                                                                     ---------------
                                                   As of              As of                As of           As of
                                                December 31,       December 31,         December 31,     August 31,
  (Millions)                                        2002               2001                 2000           2000
  ------------------------------------------------------------------------------------------------------------------
  Fixed maturities                           $        33.6        $    15.7         $       47.9       $    (3.7)
  Equity securities                                    0.1              0.1                 (0.4)            -
  Other investments                                   11.4            (20.3)               (17.1)            2.1
  ------------------------------------------------------------------------------------------------------------------
                                                      45.1             (4.5)                30.4            (1.6)
  Less: Increase (decrease) in deferred
     income taxes                                     16.2             (1.6)                10.6            (0.6)
  ------------------------------------------------------------------------------------------------------------------
  Net changes in accumulated other
     comprehensive income (loss)             $        28.9        $    (2.9)        $       19.8       $    (1.0)
  ==================================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

                                                                                                    Preacquistion
                                                                                                  ------------------
                                                                                    Four months      Eight months
                                                   Year ended       Year ended         ended            ended
                                                  December 31,     December 31,     December 31,      August 31,
   (Millions)                                          2002             2001             2000            2000
  ------------------------------------------------------------------------------------------------------------------
  Net unrealized capital gains (losses):
  Fixed maturities                               $    78.5        $    44.9        $    29.2       $     (18.7)
  Equity securities                                    -               (0.1)            (0.2)              0.2
  Other                                              (23.5)           (34.9)           (14.6)              2.5
  ------------------------------------------------------------------------------------------------------------------
                                                      55.0              9.9             14.4             (16.0)
  Less: Deferred income taxes                         19.6              3.4              5.0              (5.6)
  ------------------------------------------------------------------------------------------------------------------
  Net accumulated other comprehensive
     income (loss)                               $    35.4        $     6.5        $     9.4       $     (10.4)
  ==================================================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors were as follows:

                                                                                                   Preacquisition
                                                                                                 -------------------
                                                                                   Four months       Eight months
                                                  Year ended        Year ended        ended             ended
                                                 December 31,      December 31,    December 31,       August 30,
 (Millions)                                          2002              2001            2000              2000
--------------------------------------------------------------------------------------------------------------------
Unrealized holding gains (losses) arising
   the year (1)                               $      30.6       $       (9.7)    $     20.4        $        0.7
Less: reclassification adjustment for gains
  (losses) and other items included in net
   income (2)                                        (1.7)               6.8            0.6                 1.7
--------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on securities   $      28.9       $       (2.9)    $     19.8        $       (1.0)
===================================================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $47.1 million, $(14.9) million, $31.4 million and $1.1 million for the years ended December 31, 2002 and 2001, the four months ended December 31, 2000 and the eight months ended August 30, 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $2.6 million, $10.5 million, $0.9 and $2.6 million for the years ended December 31, 2002 and 2001, the four months ended December 31, 2000 and the eight months ended August 30, 2000, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


7. UNPAID ACCIDENT AND HEALTH CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment epenses is summarized as follows:

      (Millions)                                              2002       2001        2000
     ----------------------------------------------------------------------------------------
        Balance at January 1                              $   14.5    $  14.1     $  15.8
        Less reinsurance recoverables                         13.4       11.1        10.9
     ----------------------------------------------------------------------------------------
        Net balance at January 1                               1.1        3.0         4.9
        Incurred related to:
           Current year                                        1.1        0.6         1.0
           Prior years                                         1.2        0.5        (0.8)
     ----------------------------------------------------------------------------------------
        Total incurred                                         2.3        1.1         0.2
        Paid related to:
          Current year                                        (0.2)       0.5         0.4
          Prior years                                          0.3        2.5         1.7
     ----------------------------------------------------------------------------------------
        Total Paid                                             0.1        3.0         2.1
     ----------------------------------------------------------------------------------------
        Net balance at December 31                             3.3        1.1         3.0
        Plus reinsurance recoverables                         14.2       13.4        11.1
     ----------------------------------------------------------------------------------------
        Balance at December 31                             $  17.5    $  14.5     $  14.1
     ----------------------------------------------------------------------------------------

8. INCOME TAXES

The Company files a consolidated federal income tax return with ReliaStar Life Insurance Company, Northern Life Insurance Company and Security-Connecticut Life Insurance Company. The Company is allocated an amount approximating the tax the member would have incurred were it not a member of a consolidated group and shall receive benefit for the use of its tax saving attributes used in the consolidated return.


Income taxes from continuing operations consist of the following:

                                                                                                  Preacquisition
                                                                                                  --------------
                                                                                   Four months     Eight months
                                                  Year ended       Year ended         ended           ended
                                                 December 31,     December 31,     December 31,      August 31,
     (Millions)                                      2002            2001              2000             2000
     ------------------------------------------------------------------------------------------------------------
       Current taxes (benefits):
           Federal                              $    14.3       $      23.7        $   (5.4)        $   14.4
     ------------------------------------------------------------------------------------------------------------
              Total current taxes (benefits)         14.3              23.7            (5.4)            14.4
     ------------------------------------------------------------------------------------------------------------
       Deferred taxes (benefits):
           Federal                                    3.5               2.4            12.8             (2.4)
     ------------------------------------------------------------------------------------------------------------
              Total deferred taxes (benefits)         3.5               2.4            12.8             (2.4)
     ------------------------------------------------------------------------------------------------------------
       Total                                    $    17.8         $    26.1        $    7.4         $   12.0
     ============================================================================================================

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                                   Preacquisition
                                                                                                   --------------
                                                                                   Four months      Eights months
                                                  Year ended       Year ended         ended             ended
                                                 December 31,     December 31,     December 31,       August 31,
     (Millions)                                      2002            2001              2000              2000
     --------------------------------------------------------------------------------------------------------------
       Income from continuing operations
          before income taxes                     $   50.4      $     51.9      $     14.4          $    34.8
       Tax rate                                        35%             35%             35%                35%
     --------------------------------------------------------------------------------------------------------------
       Application of the tax rate                    17.6            18.2             5.0               12.2
       Tax effect of:
          Goodwill amortization                        -               7.9             2.6                0.2
          Other                                        0.2             -              (0.2)              (0.4)
     --------------------------------------------------------------------------------------------------------------
        Income taxes                              $   17.8      $     26.1      $      7.4          $    12.0
     --------------------------------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                       2002             2001
     --------------------------------------------------------------------------------------------
     Deferred tax assets:
     Deferred policy acquisition costs                          $      4.8      $      12.2
     Insurance reserves                                               53.9             25.2
     Investment losses                                                 3.7             12.7
     Legal reserve                                                     5.3             10.9
     Other                                                             4.6             18.7
     --------------------------------------------------------------------------------------------
            Total gross assets                                        72.3             79.7
     --------------------------------------------------------------------------------------------

     Deferred tax liabilities:
     Present value of future profits                                 (24.9)           (24.7)
     Net unrealized capital gains                                    (19.6)            (3.4)
     Other                                                            (1.7)            (5.1)
     --------------------------------------------------------------------------------------------
            Total gross liabilities                                  (46.2)           (33.2)
     --------------------------------------------------------------------------------------------
     Net deferred tax asset                                     $     26.1      $      46.5
     ============================================================================================


Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2002 and 2001, no valuation allowance was required for unrealized capital gains and losses.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $11.3 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through 1999. There were no material adjustments made as a result of the examinations. The Service has commenced its examinations for the years 2000 and 2001.

9. EMPLOYEE BENEFIT PLANS

PENSION PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Reliastar Financial Corporation and its Subsidiaries ("Reliastar Plan"), a qualified, defined contribution pension plan. The Companies were allocated their share of the pension liability associated with their employees. Costs charged to expense for the Reliastar Plan for the year ended December 31, 2001, four months ended December 31, 2000 and eight months ended August 31, 2000 were $0.6 million, $0.08 million, and $0.02 million, respectively.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING AIH, including the Reliastar Plan, were merged into the ING Americas Retirement Plan. Each subsidiary transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the subsidiaries capital contributions, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $0.5 million for 2002.

ING SAVINGS PLAN AND ESOP

Substantially all employees of the Company are eligible to participate in The ING Savings Plan and ESOP, a qualified profit sharing and stock bonus plan. The ING Savings Plan allows designated contributions, which are matched up to 5% of compensation by ING, to be invested in a variety of financial instruments. Pretax charges of operations of the Company for the ING Savings plan were $0.3 million, in 2002; $0.4 million in 2001 for charges from the ING Savings Plan and the predecessor plan, and $0.16 million and $0.04 million for the four months ended December 31, 2000 and eight months ended August 31, 2000, respectively, for charges from the predecessor plan.

OTHER POSTRETIREMENT BENEFITS

Through a plan sponsored by an affiliate, the Company provides certain health care and life insurance benefits to retired employees and their eligible dependents ("Postretirement Plan"). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A credit totaling $105,000, $26,000, $11,000, and $21,000 were allocated to the Company for its portion of the cost of the Postretirement Plan for the period ended December 31, 2002 and 2001, the four months ended December 31, 2000, and eight months ended August 31, 2000, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


STOCK INCENTIVE PLAN

Prior to the acquisition by ING of the Company's then ultimate parent company, ReliaStar Financial Corp., on September 1, 2000, officers and key employees of the Company participated in the stock incentive plans of ReliaStar Life Insurance Company. No compensation expense for stock-based compensation plans has been allocated to the Company.

10. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY

The Company entered into an asset management agreement with ING Investment Management, LLC ("IIM"), an affiliate, January 1, 2001, under which IIM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2002 and 2001, the Company incurred fees of $2.2 million and 2.1 million, respectively, under this agreement.

RECIPROCAL LOAN AGREEMENT

RLNY maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires January 27, 2003, RNLY and ING AIH can borrow up to $97.4 million from one another.

Interest on any RNLY borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, which commenced in 2002, RNLY incurred interest expense of $0.05 million and interest income of $0.3 million for the period ended December 31, 2002.

11. REINSURANCE

The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company's retention limits as stated below.

At December 31, 2002, RLNY had reinsurance treaties with fifty-four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

The Company's retention limit is $300,000 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention is $300,000 (prior to July 1, 2002) or $500,000 (after July 1,
2002) per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY-OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY) NOTES TO FINANCIAL STATEMENTS


consistent with the risk assumed. RLNY obtained letters of credit in the amounts of $3.0 million from Fleet Bank, $0.8 million from U.S. Bank, $3.8 million from Bank One and $0.5 from Mellon Bank.

The effect of reinsurance on premiums and recoveries was as follows:

                                                                                                  Preacquisition
                                                                                                  --------------
                                                                                   Four months     Eight months
                                                  Year ended       Year ended         ended           ended
                                                 December 31,     December 31,     December 31,     August 31,
     (Millions)                                      2002            2001              2000            2000
     ------------------------------------------------------------------------------------------------------------
     Direct Premiums                            $      100.6      $    87.3        $    30.9        $    54.5
     Federal
     Reinsurance assumed                                 4.0            3.3              1.3              1.6
     Reinsurance ceded                                 (38.4)         (30.4)           (12.4)           (28.0)
     ------------------------------------------------------------------------------------------------------------
     Net Premiums                                       66.2           60.2             19.8             28.1
     ------------------------------------------------------------------------------------------------------------
     Reinsurance Recoveries                     $       21.3      $    29.2        $     3.0        $    15.4
     ============================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002, rent expense for leases was $0.3 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $0.2 million, $0.1 million, $0.1 million, $0.1 million and $0.1 million, respectively, and $0.0 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund subscriptions of $26.2 million and $17.6 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.



QUARTERLY DATA (UNAUDITED)

     2002 (Millions)                                  First         Second         Third        Fourth
     ----------------------------------------------------------------------------------------------------

       Total Revenue                            $      63.1    $      82.0   $      84.7   $      70.5
     ----------------------------------------------------------------------------------------------------
       Income (loss) before income taxes               (1.7)          30.3          19.0           2.8
       Less: Income tax expense  (benefit)             (0.8)          10.6           6.9           1.1
     ----------------------------------------------------------------------------------------------------
       Income (loss) before cumulative
        effect of change in accounting                 (0.9)          19.7          12.1           1.7
        principle
       Cumulative effect of change in
        accounting principle                            -              -             -          (865.0)
     ----------------------------------------------------------------------------------------------------
       Net income (loss)                        $      (0.9)   $      19.7   $      12.1   $    (863.3)
     ====================================================================================================

     2001 (Millions)                                  First         Second         Third        Fourth
     ----------------------------------------------------------------------------------------------------

       Total Revenue                            $      78.0    $      77.2   $      78.1   $      77.8
     ----------------------------------------------------------------------------------------------------
       Income before income taxes                       7.5           11.6           3.9          28.9
       Less: Income tax expense                         4.6            6.0           3.3          12.2
     ----------------------------------------------------------------------------------------------------
       Net income                               $       2.9    $       5.6   $       0.6   $      16.7
     ====================================================================================================


                                                    F-30

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company of New York
      Separate Account NY-B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                              Financial Statements


                          Year ended December 31, 2002




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Assets and Liabilities...........................................3
Statement of Operations......................................................11
Statements of Changes in Net Assets..........................................21
Notes to Financial Statements................................................31

                         Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Separate Account NY-B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

   GCG Trust All Cap                                GCG Trust Special Situations
   GCG Trust Asset Allocation Growth                GCG Trust Strategic Equity
   GCG Trust Capital Appreciation                   GCG Trust Total Return
   GCG Trust Capital Growth                         GCG Trust Value Equity
   GCG Trust Capital Guardian Small Cap             GCG Trust Van Kampen Growth and Income
   GCG Trust Core Bond                              Greenwich Appreciation
   GCG Trust Developing World                       ING VP Worldwide Growth
   GCG Trust Diversified Mid-Cap                    ING VP Growth Opportunities
   GCG Trust Emerging Markets                       ING VP MagnaCap
   GCG Trust Equity Income                          ING VP Small Cap Opportunities
   GCG Trust Fully Managed                          PIMCO High Yield
   GCG Trust Growth                                 PIMCO StocksPLUS Growth and Income
   GCG Trust Hard Assets                            ProFund VP Small-Cap
   GCG Trust International Equity                   Prudential Jennison
   GCG Trust Internet TollkeeperSM                  Prudential SP Jennison International Growth
   GCG Trust Investors                              Smith Barney Select Balanced
   GCG Trust Janus Growth and Income                Smith Barney Select Conservative
   GCG Trust Large Cap Value                        Smith Barney Select Growth
   GCG Trust Limited Maturity Bond                  Smith Barney Select Income
   GCG Trust Liquid Asset                           Smith Barney Select High Growth
   GCG Trust Managed Global                         Smith Barney High Income
   GCG Trust Mid-Cap Growth                         Smith Barney International All Cap Growth
   GCG Trust Real Estate                            Smith Barney Large Cap Value
   GCG Trust Research                               Smith Barney Money Market


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company of New York Separate Account NY-B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Assets and Liabilities

                                December 31, 2002




                                                      GCG TRUST                                   GCG TRUST
                                                        ASSET        GCG TRUST      GCG TRUST      CAPITAL
                                        GCG TRUST     ALLOCATION      CAPITAL        CAPITAL      GUARDIAN      GCG TRUST
                                         ALL CAP        GROWTH      APPRECIATION     GROWTH       SMALL CAP     CORE BOND
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $677,321       $149,821       $897,969      $723,081    $1,510,544       $805,439
                                      ---------------------------------------------------------------------------------------
Total assets                                677,321        149,821        897,969       723,081     1,510,544        805,439
                                      ---------------------------------------------------------------------------------------

Net assets                                 $677,321       $149,821       $897,969      $723,081    $1,510,544       $805,439
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                   2,858.329        418.153     11,672.329    13,893.288     9,870.408     22,679.026
                                      =======================================================================================
    DVA Plus - Annual Ratchet            76,358.741     20,224.656     47,761.422    57,564.306   104,988.001     40,414.560
                                      =======================================================================================
    Empire DVA - Standard                         -              -              -             -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -              -             -             -              -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                       $8.59          $7.29         $15.31        $10.20        $13.28         $12.87
                                      =======================================================================================
    DVA Plus - Annual Ratchet                 $8.55          $7.26         $15.06        $10.10        $13.14         $12.71
                                      =======================================================================================
    Empire DVA - Standard                         -              -              -             -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -              -             -             -              -
                                      =======================================================================================

Total number of mutual fund shares           79,164         20,340         89,530        81,066       192,689         77,549
                                      =======================================================================================

Cost of mutual fund shares                $ 881,282       $182,920     $1,613,969    $1,200,526    $2,546,021       $784,511
                                      =======================================================================================

SEE ACCOMPANYING NOTES.






                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                        GCG TRUST     GCG TRUST      GCG TRUST
                                       DEVELOPING    DIVERSIFIED      EQUITY       GCG TRUST      GCG TRUST     GCG TRUST
                                          WORLD        MID-CAP        INCOME     FULLY MANAGED     GROWTH      HARD ASSETS
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $233,013        $56,076      $942,477       $911,047    $3,502,193        $28,262
                                      ---------------------------------------------------------------------------------------
Total assets                                233,013         56,076       942,477        911,047     3,502,193         28,262
                                      ---------------------------------------------------------------------------------------

Net assets                                 $233,013        $56,076      $942,477       $911,047    $3,502,193        $28,262
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                   5,993.297      1,456.818    14,200.477      7,918.296    35,138.805        381.058
                                      =======================================================================================
    DVA Plus - Annual Ratchet            31,370.102      6,295.001    31,583.431     24,501.707   297,419.545      1,622.717
                                      =======================================================================================
    Empire DVA - Standard                         -              -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -             -              -             -              -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                       $6.28          $7.26        $20.89         $28.55        $10.62         $14.35
                                      =======================================================================================
    DVA Plus - Annual Ratchet                 $6.23          $7.23        $20.45         $27.96        $10.52         $14.05
                                      =======================================================================================
    Empire DVA - Standard                         -              -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -             -              -             -              -
                                      =======================================================================================

Total number of mutual fund shares           36,762          7,560        96,968         53,191       360,309          2,881
                                      =======================================================================================

Cost of mutual fund shares                 $269,509        $60,070    $1,113,142       $920,807    $8,766,561        $30,732
                                      =======================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                                                                                 GCG TRUST
                                        GCG TRUST                   GCG TRUST      GCG TRUST      LIMITED
                                      INTERNATIONAL    GCG TRUST   JANUS GROWTH    LARGE CAP      MATURITY      GCG TRUST
                                          EQUITY       INVESTORS    AND INCOME       VALUE          BOND       LIQUID ASSET
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                              $1,399      $169,143       $83,009       $289,771    $1,298,297     $1,466,773
                                      ---------------------------------------------------------------------------------------
Total assets                                   1,399       169,143        83,009        289,771     1,298,297      1,466,773
                                      ---------------------------------------------------------------------------------------

Net assets                                    $1,399      $169,143       $83,009       $289,771    $1,298,297     $1,466,773
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                            -     1,472.061       491.906      3,747.835    14,656.893     15,529.539
                                      =======================================================================================
    DVA Plus - Annual Ratchet                193.979    19,483.660    11,284.209     34,733.494    49,443.289     76,742.398
                                      =======================================================================================
    Empire DVA - Standard                          -             -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                    -             -             -              -             -              -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                        $7.29         $8.11         $7.07          $7.56        $20.58         $16.18
                                      =======================================================================================
    DVA Plus - Annual Ratchet                  $7.21         $8.07         $7.05          $7.53        $20.16         $15.84
                                      =======================================================================================
    Empire DVA - Standard                          -             -             -              -             -              -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                    -             -             -              -             -              -
                                      =======================================================================================

Total number of mutual fund shares               203        21,094        11,508         37,452       113,499      1,466,868
                                      =======================================================================================

Cost of mutual fund shares                    $1,433      $209,330       $91,941       $346,549    $1,290,216     $1,466,868
                                      =======================================================================================

SEE ACCOMPANYING NOTES.





                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                        GCG TRUST     GCG TRUST                                   GCG TRUST
                                         MANAGED       MID-CAP       GCG TRUST     GCG TRUST      STRATEGIC      GCG TRUST
                                         GLOBAL         GROWTH      REAL ESTATE     RESEARCH       EQUITY      TOTAL RETURN
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $909,524     $1,601,519      $185,031     $2,176,467      $270,117     $3,505,627
                                      ---------------------------------------------------------------------------------------
Total assets                                909,524      1,601,519       185,031      2,176,467       270,117      3,505,627
                                      ---------------------------------------------------------------------------------------

Net assets                                 $909,524     $1,601,519      $185,031     $2,176,467      $270,117     $3,505,627
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                  12,401.875      9,209.421     3,254.615      8,523.194     5,706.846     22,087.367
                                      =======================================================================================
    DVA Plus - Annual Ratchet            53,309.539     55,366.002     3,272.251     52,099.348    21,490.474     96,262.487
                                      =======================================================================================
    Empire DVA - Standard                         -      4,963.987             -     23,423.351             -      8,875.456
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -     30,015.487             -      59,305.78             -     54,700.420
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                      $14.02         $16.28        $28.65         $15.32        $10.01         $19.47
                                      =======================================================================================
    DVA Plus - Annual Ratchet                $13.80         $16.05        $28.06         $15.14         $9.91         $19.23
                                      =======================================================================================
    Empire DVA - Standard                         -         $16.28             -         $15.32             -         $19.47
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -         $16.05             -         $15.14             -         $19.23
                                      =======================================================================================

Total number of mutual fund shares          109,716        220,552        12,362        181,948        30,046        236,718
                                      =======================================================================================

Cost of mutual fund shares               $1,656,033     $4,773,421      $197,384     $3,940,024      $572,310     $3,815,373
                                      =======================================================================================

SEE ACCOMPANYING NOTES.





                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002





                                                      GCG TRUST
                                                      VAN KAMPEN                     ING VP
                                       GCG TRUST      GROWTH AND     GREENWICH      WORLDWIDE   ING VP GROWTH     ING VP
                                      VALUE EQUITY      INCOME      APPRECIATION     GROWTH     OPPORTUNITIES    MAGNACAP
                                      ---------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                           $277,889     $1,605,826     $3,134,665      $13,553         $14,079       $18,156
                                      ---------------------------------------------------------------------------------------
Total assets                                277,889      1,605,826      3,134,665       13,553          14,079        18,156
                                      ---------------------------------------------------------------------------------------

Net assets                                 $277,889     $1,605,826     $3,134,665      $13,553         $14,079       $18,156
                                      =======================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                   4,218.450      9,811.960              -            -               -             -
                                      =======================================================================================
    DVA Plus - Annual Ratchet            14,258.799     78,330.030              -    2,601.626       2,676.570     2,557.127
                                      =======================================================================================
    Empire DVA - Standard                         -              -     68,956.697            -               -             -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -    156,169.122            -               -             -
                                      =======================================================================================

Value per accumulation unit:
    DVA Plus - Standard                      $15.18         $18.45              -            -               -             -
                                      =======================================================================================
    DVA Plus - Annual Ratchet                $15.00         $18.19              -        $5.21           $5.26         $7.10
                                      =======================================================================================
    Empire DVA - Standard                         -              -         $14.02            -               -             -
                                      =======================================================================================
    Empire DVA - Annual Ratchet                   -              -         $13.88            -               -             -
                                      =======================================================================================

Total number of mutual fund shares           21,712         93,207        178,294        2,515           3,744         2,651
                                      =======================================================================================

Cost of mutual fund shares                 $335,872     $2,216,222     $3,715,954      $20,244         $24,264       $24,589
                                      =======================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                                                    PIMCO                                    PRUDENTIAL
                                         ING VP                   STOCKSPLUS                                 SP JENNISON
                                        SMALLCAP    PIMCO HIGH    GROWTH AND      PROFUND VP    PRUDENTIAL  INTERNATIONAL
                                      OPPORTUNITIES   YIELD         INCOME        SMALL-CAP     JENNISON        GROWTH
                                      -------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                            $6,583     $641,989        $144,076          $962       $36,510        $76,656
                                      -------------------------------------------------------------------------------------
Total assets                                 6,583      641,989         144,076           962        36,510         76,656
                                      -------------------------------------------------------------------------------------

Net assets                                  $6,583     $641,989        $144,076          $962       $36,510        $76,656
                                      =====================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                    617.096   24,809.468       2,309.098             -     2,439.228        343.735
                                      =====================================================================================
    DVA Plus - Annual Ratchet              806.590   40,263.459      15,572.306       134.136     6,105.368     18,267.797
                                      =====================================================================================
    Empire DVA - Standard                        -            -               -             -             -              -
                                      =====================================================================================
    Empire DVA - Annual Ratchet                  -            -               -             -             -              -
                                      =====================================================================================

Value per accumulation unit:
    DVA Plus - Standard                      $4.63        $9.91           $8.11         $7.23         $4.29          $4.13
                                      =====================================================================================
    DVA Plus - Annual Ratchet                $4.62        $9.84           $8.05         $7.21         $4.27          $4.12
                                      =====================================================================================
    Empire DVA - Standard                        -            -               -             -             -              -
                                      =====================================================================================
    Empire DVA - Annual Ratchet                  -            -               -             -             -              -
                                      =====================================================================================

Total number of mutual fund shares             621       89,547          19,878            44         2,877         18,376
                                      =====================================================================================

Cost of mutual fund shares                 $11,358     $669,859        $220,539        $1,334       $60,351       $109,799
                                      =====================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002


                                       SMITH BARNEY                   SMITH BARNEY                  SMITH BARNEY    SMITH BARNEY
                                          SELECT      SMITH BARNEY    SELECT HIGH    SMITH BARNEY   INTERNATIONAL    LARGE CAP
                                         BALANCED     SELECT GROWTH      GROWTH      HIGH INCOME   ALL CAP GROWTH      VALUE
                                      --------------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at
      fair value                          $4,094,826      $1,503,626       $703,517       $284,142        $214,334     $1,226,074
                                      --------------------------------------------------------------------------------------------
Total assets                               4,094,826       1,503,626        703,517        284,142         214,334      1,226,074
                                      --------------------------------------------------------------------------------------------

Net assets                                $4,094,826      $1,503,626       $703,517       $284,142        $214,334     $1,226,074
                                      ============================================================================================

Accumulation units outstanding:
    DVA Plus - Standard                            -               -              -              -               -              -
                                      ============================================================================================
    DVA Plus - Annual Ratchet                      -               -              -              -               -              -
                                      ============================================================================================
    Empire DVA - Standard                 97,633.496      33,048.992     15,709.260      8,429.652       4,359.304     30,430.772
                                      ============================================================================================
    Empire DVA - Annual Ratchet          250,632.423     123,740.396     60,523.612     16,662.892      19,882.542     56,210.377
                                      ============================================================================================

Value per accumulation unit:
    DVA Plus - Standard                            -               -              -              -               -              -
                                      ============================================================================================
    DVA Plus - Annual Ratchet                      -               -              -              -               -              -
                                      ============================================================================================
    Empire DVA - Standard                     $11.83           $9.66          $9.29         $11.41           $8.92         $14.26
                                      ============================================================================================
    Empire DVA - Annual Ratchet               $11.73           $9.57          $9.21         $11.28           $8.82         $14.09
                                      ============================================================================================

Total number of mutual fund shares           425,244         197,865         85,174         45,390          24,374         92,734
                                      ============================================================================================

Cost of mutual fund shares                $4,934,871      $2,273,611     $1,037,613       $441,522        $402,422     $1,765,949
                                      ============================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002




                                       SMITH BARNEY
                                       MONEY MARKET
                                      ---------------
ASSETS
   Investments in mutual funds at
      fair value                            $304,133
                                      ---------------
Total assets                                 304,133
                                      ---------------

Net assets                                  $304,133
                                      ===============

Accumulation units outstanding:
    DVA Plus - Standard                            -
                                      ===============
    DVA Plus - Annual Ratchet                      -
                                      ===============
    Empire DVA - Standard                  7,599.640
                                      ===============
    Empire DVA - Annual Ratchet           16,573.843
                                      ===============

Value per accumulation unit:
    DVA Plus - Standard                            -
                                      ===============
    DVA Plus - Annual Ratchet                      -
                                      ===============
    Empire DVA - Standard                     $12.68
                                      ===============
    Empire DVA - Annual Ratchet               $12.53
                                      ===============

Total number of mutual fund shares           303,303
                                      ===============

Cost of mutual fund shares                  $304,033
                                      ===============

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                             Statement of Operations

                      For the year ended December 31, 2002



                                                                GCG TRUST                                 GCG TRUST
                                                                  ASSET       GCG TRUST      GCG TRUST     CAPITAL
                                                   GCG TRUST    ALLOCATION     CAPITAL        CAPITAL      GUARDIAN      GCG TRUST
                                                    ALL CAP       GROWTH     APPRECIATION     GROWTH       SMALL CAP     CORE BOND
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $  1,739     $   1,894     $  1,403       $      -      $ 2,307       $ 17,688
                                                 -----------------------------------------------------------------------------------
Total investment income                                 1,739         1,894        1,403              -         2,307        17,688

Expenses:
   Mortality, expense risk, and other charges          11,448         2,320       16,613         12,903        25,764         5,890
   Annual administrative charges                          448           153          453            519           795           258
   Contingent deferred sales charges                      884             -        1,268          3,459         4,918         1,524
                                                 -----------------------------------------------------------------------------------
Total expenses                                         12,780         2,473       18,334         16,881        31,477         7,672
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                          (11,041)         (579)     (16,931)       (16,881)      (29,170)       10,016

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (44,813)       (1,892)    (247,009)      (184,929)     (532,183)        3,151
Capital gains distributions                                 5             -            -              -             -         1,050
                                                 -----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (44,808)       (1,892)    (247,009)      (184,929)     (532,183)        4,201

Net unrealized appreciation (depreciation) of
   investments                                       (205,382)      (26,769)    (214,778)      (189,073)       (9,856)       20,806
                                                 -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (261,231)    $ (29,240)  $(478,718)     $ (390,883)   $(571,209)      $ 35,023
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                   GCG TRUST     GCG TRUST     GCG TRUST    GCG TRUST
                                                  DEVELOPING    DIVERSIFIED     EQUITY        FULLY         GCG TRUST     GCG TRUST
                                                     WORLD        MID-CAP       INCOME       MANAGED         GROWTH      HARD ASSETS
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
    Dividends                                          $    -      $    142    $   13,289     $  13,907     $      -        $ 136
                                                 -----------------------------------------------------------------------------------
Total investment income                                     -           142        13,289        13,907            -          136

Expenses:
   Mortality, expense risk, and other charges           4,018         1,101        13,733        15,550        59,034          367
   Annual administrative charges                          224            32           378           429         2,005           24
   Contingent deferred sales charges                      422             -         1,689         4,545         5,573            -
                                                 -----------------------------------------------------------------------------------
Total expenses                                          4,664         1,133        15,800        20,524        66,612          391
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                           (4,664)         (991)       (2,511)       (6,617)      (66,612)        (255)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (51,681)       (3,958)      (19,249)       62,358      (352,853)        (153)
Capital gains distributions                                 -             -         4,514         9,798             -            -
                                                 -----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (51,681)       (3,958)      (14,735)       72,156      (352,853)        (153)

Net unrealized appreciation (depreciation) of
   investments                                         20,292       (13,133)     (143,251)      (82,875)   (1,231,639)         349
                                                 -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ (36,053)    $ (18,082)   $ (160,497)    $ (17,336)  $(1,651,104)      $ (59)
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002


                                                                                              GCG TRUST                  GCG TRUST
                                                   GCG TRUST       GCG TRUST                    JANUS       GCG TRUST     LIMITED
                                                 INTERNATIONAL     INTERNET      GCG TRUST    GROWTH AND    LARGE CAP     MATURITY
                                                     EQUITY      TOLLKEEPER SM   INVESTORS      INCOME        VALUE         BOND
                                                 -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $  12        $     -    $   1,426      $    341     $    676      $ 38,570
                                                 -----------------------------------------------------------------------------------
Total investment income                                     12              -        1,426           341          676        38,570

Expenses:
   Mortality, expense risk, and other charges                9            161        2,522           790        5,308        14,503
   Annual administrative charges                             3              6           84            62          268           439
   Contingent deferred sales charges                         -              -            -           450            -         4,528
                                                 -----------------------------------------------------------------------------------
Total expenses                                              12            167        2,606         1,302        5,576        19,470
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                                 -           (167)      (1,180)         (961)      (4,900)       19,100

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                      -        (16,513)     (12,482)       (2,077)     (49,800)        5,054
Capital gains distributions                                  -              -            -             -            -         2,462
                                                 -----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                               -        (16,513)     (12,482)       (2,077)     (49,800)        7,516

Net unrealized appreciation (depreciation) of
   investments                                             (34)         7,078      (36,968)       (7,263)     (71,892)       30,354
                                                 -----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $ (34)      $ (9,602)   $ (50,630)    $ (10,301)  $ (126,592)     $ 56,970
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                  GCG TRUST    GCG TRUST                                               GCG TRUST
                                                    LIQUID      MANAGED      GCG TRUST       GCG TRUST    GCG TRUST     SPECIAL
                                                    ASSET        GLOBAL    MID-CAP GROWTH   REAL ESTATE    RESEARCH    SITUATIONS
                                                 ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                       $  24,967   $    1,247   $           -     $  6,292     $  11,159    $      -
                                                 ----------------------------------------------------------------------------------
Total investment income                               24,967        1,247               -        6,292        11,159           -

Expenses:
   Mortality, expense risk, and other charges         24,081       14,888          32,849        2,286        38,853          38
   Annual administrative charges                         781          533           1,293           92         1,904           7
   Contingent deferred sales charges                  20,913        2,654           4,683          116         4,818         462
                                                 ----------------------------------------------------------------------------------
Total expenses                                        45,775       18,075          38,825        2,494        45,575         507
                                                 ----------------------------------------------------------------------------------
Net investment income (loss)                         (20,808)     (16,828)        (38,825)       3,798       (34,416)       (507)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    -     (104,110)     (1,102,339)         354      (205,052)     (1,138)
Capital gains distributions                                -            -               -        1,882             -           -
                                                 ----------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                             -     (104,110)     (1,102,339)       2,236      (205,052)     (1,138)

Net unrealized appreciation (depreciation) of
   investments                                             -     (153,400)       (663,853)      (7,841)     (636,471)        431
                                                 ----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (20,808)   $(274,338)   $ (1,805,017)    $ (1,807)    $(875,939)   $ (1,214)
                                                 ==================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002


                                                                                         GCG TRUST
                                                  GCG TRUST    GCG TRUST     GCG TRUST   VAN KAMPEN                   ING VP
                                                  STRATEGIC      TOTAL        VALUE      GROWTH AND   GREENWICH      WORLDWIDE
                                                    EQUITY       RETURN       EQUITY       INCOME    APPRECIATION     GROWTH
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
     Dividends                                       $     -    $  81,852    $   2,140    $  15,761   $   51,540         $   2
                                                 -------------------------------------------------------------------------------
Total investment income                                    -       81,852        2,140       15,761       51,540             2

Expenses:
   Mortality, expense risk, and other charges          5,129       52,131        4,454       27,790       49,761           222
   Annual administrative charges                         164        2,293          187          762        3,094             4
   Contingent deferred sales charges                       -        6,640        1,522        2,529        2,739             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,293       61,064        6,163       31,081       55,594           226
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,293)      20,788       (4,023)     (15,320)      (4,054)         (224)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (110,469)      15,918       (7,104)    (155,059)     (22,011)         (809)
Capital gains distributions                                -        1,690            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                      (110,469)      17,608       (7,104)    (155,059)     (22,011)         (809)

Net unrealized appreciation (depreciation) of
   investments                                       (39,473)    (293,490)     (57,163)    (189,155)    (740,280)       (3,637)
                                                 -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $(155,235)   $(255,094)    $(68,290)   $(359,534)   $(766,345)      $(4,670)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                                                                        PIMCO
                                                     ING VP                   ING VP                  STOCKSPLUS
                                                    GROWTH       ING VP      SMALLCAP    PIMCO HIGH   GROWTH AND    PROFUND VP
                                                 OPPORTUNITIES  MAGNACAP   OPPORTUNITIES   YIELD        INCOME      SMALL-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                        $      -     $    186      $     -     $ 41,917   $    4,680      $      -
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          186            -       41,917        4,680             -

Expenses:
   Mortality, expense risk, and other charges            239          295          108        6,951        2,472            11
   Annual administrative charges                           -            -            5          186          129            15
   Contingent deferred sales charges                       -            -            -        1,173          969             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           239          295          113        8,310        3,570            26
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (239)        (109)        (113)      33,607        1,110           (26)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (106)         (53)         (45)     (17,987)     (46,276)           (4)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                          (106)         (53)         (45)     (17,987)     (46,276)           (4)

Net unrealized appreciation (depreciation) of
   investments                                        (6,425)      (5,594)      (4,752)     (19,049)        (509)         (367)
                                                 -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ (6,770)    $ (5,756)    $ (4,910)   $  (3,429)   $ (45,675)       $ (397)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                               PRUDENTIAL     SMITH        SMITH
                                                               SP JENNISON    BARNEY       BARNEY     SMITH BARNEY     SMITH
                                                  PRUDENTIAL  INTERNATIONAL   SELECT       SELECT     SELECT HIGH   BARNEY HIGH
                                                   JENNISON      GROWTH      BALANCED      GROWTH       GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $   -       $    -    $ 303,468    $ 191,221   $   10,012     $  71,678
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -      303,468      191,221       10,012        71,678

Expenses:
   Mortality, expense risk, and other charges            597        1,254       62,828       24,608       12,730         3,978
   Annual administrative charges                          77           68        2,331        1,860        1,285           215
   Contingent deferred sales charges                       -            -        1,738        1,165        1,270           323
                                                 -------------------------------------------------------------------------------
Total expenses                                           674        1,322       66,897       27,633       15,285         4,516
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (674)      (1,322)     236,571      163,588       (5,273)       67,162

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (4,017)     (11,330)     (95,211)     (63,635)     (67,584)      (20,214)
Capital gains distributions                                -            -            -      101,724            -             -
                                                 -------------------------------------------------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                        (4,017)     (11,330)     (95,211)      38,089      (67,584)      (20,214)

Net unrealized appreciation (depreciation) of
   investments                                       (12,431)     (13,202)    (523,698)    (596,962)    (201,639)      (61,458)
                                                 -------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $(17,122)    $(25,854)   $(382,338)   $(395,285)   $(274,496)     $(14,510)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002



                                                    SMITH
                                                    BARNEY       SMITH         SMITH
                                                 INTERNATIONAL   BARNEY        BARNEY
                                                    ALL CAP     LARGE CAP      MONEY
                                                    GROWTH       VALUE         MARKET
                                                 ---------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
                                                                            $
   Dividends                                       $   2,513    $  59,083        5,166
                                                 ---------------------------------------
Total investment income                                2,513       59,083        5,166

Expenses:
   Mortality, expense risk, and other charges          4,057       22,575        5,149
   Annual administrative charges                         209          921        1,824
   Contingent deferred sales charges                     139        2,679       64,205
                                                 ---------------------------------------
Total expenses                                         4,405       26,175       71,178
                                                 ---------------------------------------
Net investment income (loss)                          (1,892)      32,908      (66,012)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (45,991)    (134,776)           -
Capital gains distributions                                -            -            -
                                                 ---------------------------------------
Total realized gain (loss) on investments and
   capital gains distributions                       (45,991)    (134,776)           -

Net unrealized appreciation (depreciation) of
   investments                                       (43,821)    (413,263)           -
                                                 ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (91,704)   $(515,131)   $ (66,012)
                                                 =======================================

SEE ACCOMPANYING NOTES.


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                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001



                                                                 GCG TRUST                                GCG TRUST
                                                                   ASSET       GCG TRUST     GCG TRUST    CAPITAL
                                                   GCG TRUST    ALLOCATION      CAPITAL       CAPITAL     GUARDIAN      GCG TRUST
                                                    ALL CAP       GROWTH     APPRECIATION     GROWTH      SMALL CAP     CORE BOND
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $ 602,288      $ 33,544    $1,730,806    $1,290,952    $2,099,291    $ 123,060

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         (3,614)           74       (26,282)      (19,241)      (29,176)      (1,343)
  Net realized gain (loss) on investments and
     capital gains distributions                      (30,240)         (682)      (68,188)      (79,003)     (317,804)      (3,794)
  Net unrealized appreciation (depreciation) of
     investments                                        7,307        (6,307)     (183,811)     (117,406)      278,804        5,770
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (26,547)       (6,915)     (278,281)     (215,650)      (68,176)         633

Changes from principal transactions:
  Purchase payments                                   322,585       160,481       251,771       237,136       116,278        5,655
  Contract distributions and terminations             (45,052)       (7,464)      (88,452)      (62,502)      (72,214)        (101)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               31,180             -        25,033        33,992       211,163      (14,599)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      308,713       153,017       188,352       208,626       255,227       (9,045)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             282,166       146,102       (89,929)       (7,024)      187,051       (8,412)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       884,454       179,646     1,640,877     1,283,928     2,286,342      114,648

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                        (11,041)         (579)      (16,931)      (16,881)      (29,170)      10,016
  Net realized gain (loss) on investments and
     capital gains distributions                      (44,808)       (1,892)     (247,009)     (184,929)     (532,183)       4,201
  Net unrealized appreciation (depreciation) of
     investments                                     (205,382)      (26,769)     (214,778)     (189,073)       (9,856)      20,806
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                       (261,231)      (29,240)     (478,718)     (390,883)     (571,209)      35,023

Changes from principal transactions:
  Purchase payments                                    55,511         7,628        40,194        21,900        38,969            -
  Contract distributions and terminations             (15,201)       (8,213)      (34,135)      (65,632)      (83,620)     (60,997)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               13,788             -      (270,249)     (126,232)     (159,938)     716,765
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                       54,098          (585)     (264,190)     (169,964)     (204,589)     655,768
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                            (207,133)      (29,825)     (742,908)     (560,847)     (775,798)     690,791
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $ 677,321     $ 149,821   $   897,969   $   723,081    $1,510,544    $ 805,439
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001


                                                   GCG TRUST    GCG TRUST     GCG TRUST     GCG TRUST     GCG TRUST
                                                  DEVELOPING   DIVERSIFIED    EMERGING       EQUITY         FULLY       GCG TRUST
                                                     WORLD       MID-CAP       MARKETS       INCOME        MANAGED       GROWTH
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                       $ 155,245      $  2,564    $ 165,669     $ 751,818     $ 965,526    $ 8,439,999

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (396)         (324)        (809)        4,298        15,634       (106,319)
  Net realized gain (loss) on investments and
     capital gains distributions                      (16,231)       (4,255)     (66,077)       (3,069)       39,320       (311,180)
  Net unrealized appreciation (depreciation) of
     investments                                         (195)        9,089       61,023         3,547        22,196     (2,384,246)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (16,822)        4,510       (5,863)        4,776        77,150     (2,801,745)

Changes from principal transactions:
  Purchase payments                                     6,561        47,199       10,919       127,436       117,013        161,174
  Contract distributions and terminations              (8,875)            -       (9,712)      (28,320)      (36,581)      (244,864)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              169,194        61,216     (161,013)      146,020        85,391       (103,452)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      166,880       108,415     (159,806)      245,136       165,823       (187,142)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             150,058       112,925     (165,669)      249,912       242,973     (2,988,887)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       305,303       115,489            -     1,001,730     1,208,499      5,451,112

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         (4,664)         (991)           -        (2,511)       (6,617)       (66,612)
  Net realized gain (loss) on investments and
     capital gains distributions                      (51,681)       (3,958)           -       (14,735)       72,156       (352,853)
  Net unrealized appreciation (depreciation) of
     investments                                       20,292       (13,133)           -      (143,251)      (82,875)    (1,231,639)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (36,053)      (18,082)           -      (160,497)      (17,336)    (1,651,104)

Changes from principal transactions:
  Purchase payments                                      (704)            -            -        58,401        45,241         48,306
  Contract distributions and terminations             (12,498)            -            -       (32,357)      (66,279)      (125,579)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              (23,035)      (41,331)           -        75,200      (259,078)      (220,542)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      (36,237)      (41,331)           -       101,244      (280,116)      (297,815)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             (72,290)      (59,413)           -       (59,253)     (297,452)    (1,948,919)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $ 233,013      $ 56,076       $    -     $ 942,477     $ 911,047    $ 3,502,193
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                                                                         GCG TRUST
                                                               GCG TRUST     GCG TRUST                     JANUS       GCG TRUST
                                                  GCG TRUST  INTERNATIONAL    INTERNET      GCG TRUST    GROWTH AND    LARGE CAP
                                                 HARD ASSETS     EQUITY     TOLLKEEPER SM   INVESTORS      INCOME        VALUE
                                                 ----------------------------------------------------------------------------------

 NET ASSETS AT JANUARY 1, 2001                        $ 18,056      $     -      $     -    $   82,514     $   3,976    $ 119,545

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (379)           -          (183)         (896)         (223)      (4,115)
  Net realized gain (loss) on investments and
     capital gains distributions                           58            -            94        (6,275)         (981)     (18,446)
  Net unrealized appreciation (depreciation) of
     investments                                       (3,139)           -        (7,078)       (2,414)       (1,634)      16,551
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (3,460)           -        (7,167)       (9,585)       (2,838)      (6,010)

Changes from principal transactions:
  Purchase payments                                    13,191            -        28,033        53,677        49,017      146,606
  Contract distributions and terminations                (271)           -          (167)       (6,266)            -      (18,718)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               (1,339)           -             -        25,764         4,882      249,538
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                       11,581            -        27,866        73,175        53,899      377,426
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                               8,121            -        20,699        63,590        51,061      371,416
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                        26,177            -        20,699       146,104        55,037      490,961

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (255)           -          (167)       (1,180)         (961)      (4,900)
  Net realized gain (loss) on investments and
     capital gains distributions                         (153)           -       (16,513)      (12,482)       (2,077)     (49,800)
  Net unrealized appreciation (depreciation) of
     investments                                          349          (34)        7,078       (36,968)       (7,263)     (71,892)
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                            (59)         (34)       (9,602)      (50,630)      (10,301)    (126,592)

Changes from principal transactions:
  Purchase payments                                         -            -             -             -         3,739       55,107
  Contract distributions and terminations                (171)           -          (521)       (4,407)       (4,754)      (1,679)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                2,315        1,433       (10,576)       78,076        39,288     (128,026)
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        2,144        1,433       (11,097)       73,669        38,273      (74,598)
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                               2,085        1,399       (20,699)       23,039        27,972     (201,190)
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $ 28,262      $ 1,399   $          -    $ 169,143      $ 83,009    $ 289,771
                                                 ==================================================================================

SEE ACCOMPANYING NOTES.


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                   GCG TRUST
                                                   LIMITED                     GCG TRUST     GCG TRUST
                                                   MATURITY     GCG TRUST       MANAGED       MID-CAP      GCG TRUST     GCG TRUST
                                                     BOND      LIQUID ASSET     GLOBAL        GROWTH      REAL ESTATE    RESEARCH
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                     $   685,552    $1,063,694    $1,480,374    $5,407,792     $ 241,391   $ 5,127,677

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         21,812        17,502       (19,946)      (65,961)        1,496       (68,019)
  Net realized gain (loss) on investments and
     capital gains distributions                       29,426             -       (60,912)     (386,826)        9,570      (110,940)
  Net unrealized appreciation (depreciation) of
     investments                                       (5,990)            -      (134,373)   (1,035,417)       (8,632)   (1,043,572)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         45,248        17,502      (215,231)   (1,488,204)        2,434    (1,222,531)

Changes from principal transactions:
  Purchase payments                                    89,964       318,452        71,007       306,602        46,796       130,558
  Contract distributions and terminations             (30,153)     (312,634)      (59,135)     (366,914)      (22,092)     (284,712)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               46,935       590,771        10,683       (52,108)     (120,184)     (170,729)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      106,746       596,589        22,555      (112,420)      (95,480)     (324,883)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             151,994       614,091      (192,676)   (1,600,624)      (93,046)   (1,547,414)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                       837,546     1,677,785     1,287,698     3,807,168       148,345     3,580,263

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         19,100       (20,808)      (16,828)      (38,825)        3,798       (34,416)
  Net realized gain (loss) on investments and
     capital gains distributions                        7,516             -      (104,110)   (1,102,339)        2,236      (205,052)
  Net unrealized appreciation (depreciation) of
     investments                                       30,354             -      (153,400)     (663,853)       (7,841)     (636,471)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         56,970       (20,808)     (274,338)   (1,805,017)       (1,807)     (875,939)

Changes from principal transactions:
  Purchase payments                                    13,830        35,268         4,257        22,866        12,357        34,793
  Contract distributions and terminations             (80,181)     (363,504)      (53,315)     (139,774)       (4,423)     (140,721)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              470,132       138,032       (54,778)     (283,724)       30,559      (421,929)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      403,781      (190,204)     (103,836)     (400,632)       38,493      (527,857)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             460,751      (211,012)     (378,174)   (2,205,649)       36,686    (1,403,796)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $1,298,297    $1,466,773   $   909,524    $1,601,519     $ 185,031    $2,176,467
                                                 ===================================================================================

SEE ACCOMPANYING NOTES.


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                                                                         GCG TRUST
                                                   GCG TRUST    GCG TRUST                                VAN KAMPEN
                                                    SPECIAL     STRATEGIC    GCG TRUST     GCG TRUST     GROWTH AND    GREENWICH
                                                  SITUATIONS      EQUITY    TOTAL RETURN  VALUE EQUITY     INCOME     APPRECIATION
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                      $        -     $ 796,572   $3,768,767     $ 316,583    $3,012,003    $4,968,562

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                            (38)      (10,859)     111,400        (2,133)      (35,357)      (32,919)
  Net realized gain (loss) on investments and
     capital gains distributions                           (4)      (98,703)      80,806         6,503        (1,235)       24,060
  Net unrealized appreciation (depreciation) of
     investments                                         (432)      (95,312)    (242,030)      (16,740)     (367,728)     (272,782)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                           (474)     (204,874)     (49,824)      (12,370)     (404,320)     (281,641)

Changes from principal transactions:
  Purchase payments                                     7,000         7,391      264,981        25,777       153,333        26,026
  Contract distributions and terminations                   -       (37,932)    (219,800)      (33,511)     (162,323)     (424,933)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                    -       (52,742)     272,491        77,746      (172,811)      (55,484)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        7,000       (83,283)     317,672        70,012      (181,801)     (454,391)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                               6,526      (288,157)     267,848        57,642      (586,121)     (736,032)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                         6,526       508,415    4,036,615       374,225     2,425,882     4,232,530

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (507)       (5,293)      20,788        (4,023)      (15,320)       (4,054)
  Net realized gain (loss) on investments and
     capital gains distributions                       (1,138)     (110,469)      17,608        (7,104)     (155,059)      (22,011)
  Net unrealized appreciation (depreciation) of
     investments                                          431       (39,473)    (293,490)      (57,163)     (189,155)     (740,280)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (1,214)     (155,235)    (255,094)      (68,290)     (359,534)     (766,345)

Changes from principal transactions:
  Purchase payments                                         -          (132)     121,775         4,894        15,366         7,842
  Contract distributions and terminations              (5,312)         (521)    (182,874)      (30,806)      (93,853)     (183,323)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                    -       (82,410)    (214,795)       (2,134)     (382,035)     (156,039)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                       (5,312)      (83,063)    (275,894)      (28,046)     (460,522)     (331,520)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                              (6,526)     (238,298)    (530,988)      (96,336)     (820,056)   (1,097,865)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                   $         -     $ 270,117   $3,505,627     $ 277,889    $1,605,826    $3,134,665
                                                 ===================================================================================

SEE ACCOMPANYING NOTES


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001


                                                                                                                        PIMCO
                                                    ING VP       ING VP                     ING VP                    STOCKSPLUS
                                                  WORLDWIDE      GROWTH        ING VP       SMALLCAP    PIMCO HIGH    GROWTH AND
                                                    GROWTH    OPPORTUNITIES   MAGNACAP    OPPORTUNITIES    YIELD        INCOME
                                                 ----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                        $ 19,338  $         -   $         -        $    -     $ 105,251    $ 263,600

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (247)        (163)          (40)           (5)       11,686        6,271
  Net realized gain (loss) on investments and
     capital gains distributions                       (2,959)         (28)           (9)            -        (9,140)     (12,522)
  Net unrealized appreciation (depreciation) of
     investments                                         (917)      (3,760)         (839)          (23)       (2,837)     (24,553)
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (4,123)      (3,951)         (888)          (28)         (291)     (30,804)

Changes from principal transactions:
  Purchase payments                                         2       24,800        24,800         3,843       273,600       24,725
  Contract distributions and terminations                 (69)           -             -             -        (5,662)     (11,191)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                2,699            -             -         6,789        67,214      (31,633)
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        2,632       24,800        24,800        10,632       335,152      (18,099)
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                              (1,491)      20,849        23,912        10,604       334,861      (48,903)
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                        17,847       20,849        23,912        10,604       440,112      214,697

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                           (224)        (239)         (109)         (113)       33,607        1,110
  Net realized gain (loss) on investments and
     capital gains distributions                         (809)        (106)          (53)          (45)      (17,987)     (46,276)
  Net unrealized appreciation (depreciation) of
     investments                                       (3,637)      (6,425)       (5,594)       (4,752)      (19,049)        (509)
                                                 ----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                         (4,670)      (6,770)       (5,756)       (4,910)       (3,429)     (45,675)

Changes from principal transactions:
  Purchase payments                                         -            -             -             -        26,451          923
  Contract distributions and terminations                   -            -             -             -       (29,205)     (22,304)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                  376            -             -           889       208,060       (3,565)
                                                 ----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                          376            -             -           889       205,306      (24,946)
                                                 ----------------------------------------------------------------------------------
Total increase (decrease)                              (4,294)      (6,770)       (5,756)       (4,021)      201,877      (70,621)
                                                 ----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $ 13,553     $ 14,079      $ 18,156       $ 6,583    $  641,989    $ 144,076
                                                 ==================================================================================

SEE ACCOMPANYING NOTES


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001


                                                                              PRUDENTIAL
                                                                             SP JENNISON   SMITH BARNEY  SMITH BARNEY  SMITH BARNEY
                                                  PROFUND VP    PRUDENTIAL  INTERNATIONAL    SELECT        SELECT        SELECT
                                                   SMALL-CAP     JENNISON      GROWTH       BALANCED    CONSERVATIVE     GROWTH
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                          $    -     $  15,458    $   7,262    $3,909,020    $1,435,181    $2,581,835

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                              -          (581)        (617)      116,559        95,790       (37,941)
  Net realized gain (loss) on investments and
     capital gains distributions                            -           118         (313)      139,475       (93,023)      (11,083)
  Net unrealized appreciation (depreciation) of
     investments                                            -        (5,836)     (19,689)     (423,538)       18,857      (242,064)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                              -        (6,299)     (20,619)     (167,504)       21,624      (291,088)

Changes from principal transactions:
  Purchase payments                                         -        40,656       85,016         7,663         1,383         4,939
  Contract distributions and terminations                   -             -            -      (223,473)      (23,045)     (117,742)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                    -         3,333        6,083     1,614,135    (1,435,143)      (29,117)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                            -        43,989       91,099     1,398,325    (1,456,805)     (141,920)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                                   -        37,690       70,480     1,230,821    (1,435,181)     (433,008)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                             -        53,148       77,742     5,139,841             -     2,148,827

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                            (26)         (674)      (1,322)      236,571             -       163,588
  Net realized gain (loss) on investments and
     capital gains distributions                           (4)       (4,017)     (11,330)      (95,211)            -        38,089
  Net unrealized appreciation (depreciation) of
     investments                                         (367)      (12,431)     (13,202)     (523,698)            -      (596,962)
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                           (397)      (17,122)     (25,854)     (382,338)            -      (395,285)

Changes from principal transactions:
  Purchase payments                                         -             -       32,558        10,793             -         4,039
  Contract distributions and terminations                   -          (110)      (1,744)     (298,230)            -       (92,943)
  Transfer payments from (to) other Divisions
      (including the fixed account), net                1,359           594       (6,046)     (375,240)            -      (161,012)
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                        1,359           484       24,768      (662,677)            -      (249,916)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                                 962       (16,638)      (1,086)   (1,045,015)            -      (645,201)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                        $  962    $   36,510     $ 76,656    $4,094,826        $    -    $1,503,626
                                                 ===================================================================================

SEE ACCOMPANYING NOTES


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001

                                                                  SMITH                   SMITH BARNEY
                                                  SMITH BARNEY    BARNEY                 INTERNATIONAL   SMITH BARNEY
                                                  SELECT HIGH     SELECT    SMITH BARNEY     ALL CAP      LARGE CAP   SMITH BARNEY
                                                    GROWTH        INCOME     HIGH INCOME     GROWTH         VALUE     MONEY MARKET
                                                 -----------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2001                      $ 1,645,826   $ 371,368    $ 307,119     $ 656,149     $2,477,609    $ 453,097

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                          39,601      32,482       29,023        (8,772)        (3,959)      (8,814)
  Net realized gain (loss) on investments and
     capital gains distributions                        47,471     (45,201)     (11,813)       (2,291)        54,269            -
  Net unrealized appreciation (depreciation) of
     investments                                      (310,568)     18,803      (31,402)     (192,077)      (286,568)           -
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (223,496)      6,084      (14,192)     (203,140)      (236,258)      (8,814)

Changes from principal transactions:
  Purchase payments                                      4,382           -          320         6,041         43,475          301
  Contract distributions and terminations             (193,814)     (8,180)     (20,329)      (34,323)      (102,702)    (515,217)
  Transfer payments from (to) other Divisions
      (including the fixed account), net               (58,191)   (369,672)      28,968       (17,262)       (85,397)     624,485
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      (247,623)   (377,852)       8,959       (45,544)      (144,624)     109,569
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             (471,119)   (371,368)      (5,233)     (248,684)      (380,882)     100,755
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                      1,174,707           -      301,886       407,465      2,096,727      553,852

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                          (5,273)          -       67,162        (1,892)        32,908      (66,012)
  Net realized gain (loss) on investments and
     capital gains distributions                       (67,584)          -      (20,214)      (45,991)      (134,776)           -
  Net unrealized appreciation (depreciation) of
     investments                                      (201,639)          -      (61,458)      (43,821)      (413,263)           -
                                                 -----------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                        (274,496)          -      (14,510)      (91,704)      (515,131)     (66,012)

Changes from principal transactions:
  Purchase payments                                      3,133           -           17         3,850          3,755          300
  Contract distributions and terminations              (74,375)          -      (28,096)      (12,508)      (127,101)  (1,584,517)
  Transfer payments from (to) other Divisions
      (including the fixed account), net              (125,452)          -       24,845       (92,769)      (232,176)   1,400,510
                                                 -----------------------------------------------------------------------------------
  Increase (decrease) in net assets derived
     from principal transactions                      (196,694)          -       (3,234)     (101,427)      (355,522)    (183,707)
                                                 -----------------------------------------------------------------------------------
Total increase (decrease)                             (471,190)          -      (17,744)     (193,131)      (870,653)    (249,719)
                                                 -----------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $   703,517      $    -    $ 284,142     $ 214,334     $1,226,074    $ 304,133
                                                 ===================================================================================

SEE ACCOMPANYING NOTES

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                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                          Notes to Financial Statements

                                December 31, 2002


1. ORGANIZATION

ReliaStar  Life  Insurance  Company  of New  York  Separate  Account  NY-B  (the
"Account") was established by First Golden American Life Insurance Company of New York ("First Golden") to support the operations of variable annuity contracts ("Contracts"). The Account became a separate account of ReliaStar Life Insurance Company of New York ("ReliaStar NY") as a result of the merger of First Golden into ReliaStar NY effective April 1, 2002. ReliaStar NY is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar NY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ReliaStar NY fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business ReliaStar NY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar NY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar NY.

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

At December 31, 2002, the Account had, under GoldenSelect and Empire PrimElite Contracts, forty-three investment divisions (the "Divisions"), thirteen of which invest in independently managed mutual funds and thirty of which invest a mutual funds managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      Greenwich Street Series Fund:
   All Cap Series                                      Appreciation Portfolio
   Asset Allocation Growth Series                   ING Variable Insurance Trust:
   Capital Appreciation Series                         ING VP Worldwide Growth Portfolio
   Capital Growth Series                            ING Variable Products Trust:
   Capital Guardian Small Cap Series                   ING VP Growth Opportunities Portfolio (Service Shares)
   Core Bond Series                                    ING VP MagnaCap Portfolio (Service Shares)
   Developing World Series                             ING VP Small Cap Opportunities Portfolio (Service Shares)
   Diversified Mid-Cap Series                       The PIMCO Variable Insurance Trust:
   Equity Income Series                                PIMCO High Yield Portfolio
   Fully Managed Series                                PIMCO StocksPLUS Growth and Income Portfolio
   Growth Series                                    ProFunds:
   Hard Assets Series                                  ProFund VP Small-Cap
   International Equity Series                      Prudential Series Fund, Inc.:
   Investors Series                                    Jennison Portfolio (Class II)
   Janus Growth and Income Series                      SP Jennison International Growth Portfolio (Class II)
   Large Cap Value Series                           The Smith Barney Allocation Series, Inc.:
   Limited Maturity Bond Series                        Smith Barney Select Balanced Portfolio
   Liquid Asset Series                                 Smith Barney Select Growth Portfolio
   Managed Global Series                               Smith Barney Select High Growth Portfolio
   Mid-Cap Growth Series                            Travelers Series Fund Inc.:
   Real Estate Series                                  Smith Barney High Income Portfolio
   Research Series                                     Smith Barney International All Cap Growth Portfolio
   Strategic Equity Series                             Smith Barney Large Cap Value Portfolio
   Total Return Series                                 Smith Barney Money Market Portfolio
   Value Equity Series
   Van Kampen Growth and Income Series


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

During  2002,  five  new  Divisions  became  available  to  Contractowners   for
investment:

       The GCG Trust:
           International Equity
           J.P. Morgan Fleming Small Cap Equity
       ProFunds:
           ProFund VP Small-Cap
           ProFund VP Bull
           ProFund VP Europe 30

At December 31, 2002, the J.P. Morgan Fleming Small Cap Equity, ProFund VP Bull, and ProFund VP Europe 30 Divisions were available under GoldenSelect Contracts but did not have investments.

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and
Trusts:


                  CURRENT NAME                                     FORMER NAME
--------------------------------------------------------------------------------------------------
The GCG Trust:                                   The GCG Trust:
   Capital Guardian Small Cap                       Small Cap
   Janus Growth and Income                          Growth and Income
   Van Kampen Growth and Income                     Rising Dividends
ING Variable Insurance Trust:                    Pilgrim Variable Insurance Trust:
   ING VP Worldwide Growth                          Worldwide Growth
ING Variable Products Trust:                     Pilgrim Variable Products Trust:
   ING VP Growth Opportunities                      Growth Opportunities
   ING VP MagnaCap                                  MagnaCap
   ING VP Small Cap Opportunities                   Small Cap Opportunities
   The PIMCO Variable Insurance Trust:           The PIMCO Variable Insurance Trust:
   PIMCO High Yield                                 PIMCO High Yield Bond
Travelers Series Fund Inc.:                      Travelers Series Fund Inc.:
   Smith Barney International All Cap Growth        Smith Barney International Equity


On May 1, 2002, the Asset Allocation Growth Series was closed to new investors.

Following approval by its shareholders, the GCG Trust Emerging Markets Series was merged into the GCG Trust Developing World Series on April 27, 2001 at no cost to current Contractowners. Directed Services, Inc., the Series' manager, absorbed all costs associated with the merger.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

Following approval by their respective shareholders, the Smith Barney Select Income Series and Smith Barney Select Conservative Series were consolidated by a merger of their assets into the Smith Barney Select Balanced Series on April 27, 2001 at no cost to current Contractowners. Travelers Investment Adviser, Inc., the Series' manager, absorbed all costs associated with the merger.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar NY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar NY.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VARIABLE ANNUITY RESERVES

All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the Contractowners' aggregate account values invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

There are two different death benefit options referred to as "Standard" and "Annual Ratchet." Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar NY's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ReliaStar NY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet, respectively, to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of .15% of assets attributable to the Contracts is deducted for asset based administration fees.

ADMINISTRATIVE CHARGES

An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



3. CHARGES AND FEES (CONTINUED)

CONTINGENT DEFERRED SALES CHARGES

A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase, declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by ReliaStar NY depends on the contractowner's state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.53% to 1.75% of the average net assets of each respective Series. In addition, management fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING Variable Insurance Trust and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.75% to 1.00% of the average net assets of each respective Portfolio.

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:


                                                                      YEAR ENDED DECEMBER 31
                                                                2002                          2001
                                                    ------------------------------------------------------------
                                                      PURCHASES         SALES        PURCHASES        SALES
                                                    ------------------------------------------------------------
The GCG Trust:
   All Cap                                            $  247,773      $  204,612      $  623,830     $ 317,352
   Asset Allocation Growth                                 9,508          10,613         162,026         8,935
   Capital Appreciation                                   40,574         321,673         379,326       217,256
   Capital Growth                                         74,461         261,276         361,713       172,327
   Capital Guardian Small Cap                            101,121         334,803         542,972       316,920
   Core Bond                                             736,558          69,615          29,322        39,436
   Developing World                                       50,348          91,189         198,952        32,007
   Diversified Mid-Cap                                    53,597          95,907         146,615        38,523
   Emerging Markets                                            -               -               -       160,615
   Equity Income                                         160,198          56,899         429,134       161,131
   Fully Managed                                         260,323         537,170         388,908       187,847
   Growth                                                 94,579         459,171         546,215       839,676
   Hard Assets                                             5,136           3,242          13,186         1,984
   International Equity                                    1,444              11               -             -
   Internet TollkeeperSM                                       -          11,264          31,585         3,902
   Investors                                             112,038          39,521         111,971        39,690
   Janus Growth and Income                                48,252          10,917          62,880         9,204
   Large Cap Value                                       134,948         214,340         481,033       107,722
   Limited Maturity Bond                                 620,377         194,916         889,498       760,939
   Liquid Asset                                        1,189,668       1,400,585       2,083,703     1,469,612
   Managed Global                                         15,916         136,558         167,686       165,076
   Mid-Cap Growth                                         32,090         471,949         696,916       870,078
   Real Estate                                            51,214           7,008         169,389       261,498
   Research                                               42,550         605,195         362,535       662,689
   Special Situations                                          -           5,819           7,017            55
   Strategic Equity                                       27,770         116,146         102,115       195,504
   Total Return                                          319,695         572,875         894,329       380,116
   Value Equity                                           22,007          54,048         198,840       126,456
   Van Kampen Growth and Income                           86,119         561,933         243,497       432,109

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                            YEAR ENDED DECEMBER 31
                                                                     2002                           2001
                                                         -------------------------------------------------------------
                                                           PURCHASES         SALES        PURCHASES        SALES
                                                         -------------------------------------------------------------
Greenwich Street Series Fund:
   Appreciation                                              $143,171       $479,009        $167,769       $655,080
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                      1,910          1,757          12,658         10,273
ING Variable Products Trust:
   ING VP Growth Opportunities                                      -            239          24,801            164
   ING VP MagnaCap                                                186            295          24,942            182
   ING VP Small Cap Opportunities                                 886            110          10,631              4
The PIMCO Variable Insurance Trust:
   PIMCO High Yield                                           399,794        160,816         454,888        108,050
   PIMCO StocksPLUS Growth and Income                          60,479         84,307          37,390         46,876
ProFunds:
   ProFund VP Small-Cap                                         1,359             21               -              -
Prudential Series Fund, Inc.:
   Jennison                                                     4,081          4,247          44,369            541
   SP Jennison International Growth                            37,479         14,006          91,120            638
The Smith Barney Allocation Series, Inc.:
   Smith Barney Select Balanced                               372,881        798,892       2,192,989        520,039
   Smith Barney Select Conservative                                 -              -         114,602      1,464,977
   Smith Barney Select Growth                                 294,067        278,847          32,146        212,009
   Smith Barney Select High Growth                             11,862        213,984         143,860        289,843
   Smith Barney Select Income                                       -              -          62,865        408,235
Travelers Series Fund Inc.:
   Smith Barney High Income                                   100,738         36,813          72,767         34,785
   Smith Barney International All Cap Growth                    5,615        109,019           7,043         61,359
   Smith Barney Large Cap Value                                64,137        386,878         198,436        268,324
   Smith Barney Money Market                                  125,119        374,938         383,745        282,990

                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



6.  CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                          YEAR ENDED DECEMBER 31
                                                          2002                                      2001
                                        -----------------------------------------------------------------------------------
                                            UNITS        UNITS      NET INCREASE      UNITS         UNITS    NET INCREASE
                                           ISSUED       REDEEMED     (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                        -----------------------------------------------------------------------------------
The GCG Trust:
    All Cap                                  23,977       20,686          3,291         53,368        29,399       23,969
    Asset Allocation Growth                   1,004        1,057            (53)        17,987           868       17,119
    Capital Appreciation                      1,982       18,269        (16,287)        16,805         9,678        7,127
    Capital Growth                            7,169       23,273        (16,103)        25,483        12,847       12,636
    Capital Guardian Small Cap                6,367       19,363        (12,996)        32,197        18,394       13,803
    Core Bond                                58,767        5,331         53,437          2,494         3,312         (818)
    Developing World                          7,344       13,066         (5,723)        26,947         4,335       22,612
    Diversified Mid-Cap                       6,960       11,902         (4,941)        17,376         4,943       12,433
    Emerging Markets                              -            -              -          2,212        23,542      (21,330)
    Equity Income                             6,319        2,156          4,163         17,051         6,641       10,410
    Fully Managed                             8,452       18,531        (10,079)        12,289         6,582        5,707
    Growth                                    9,148       36,234        (27,086)        31,863        55,292      (23,429)
    Hard Assets                                 348          197            152            849           104          745
    International Equity                        194            -            194              -             -            -
    Internet TollkeeperSM                         -        2,717         (2,717)           783             -          783
    Investors                                11,569        4,355          7,215         10,354         3,940        6,414
    Janus Growth and Income                   6,885        1,289          5,595          7,033         1,251        5,782
    Large Cap Value                          16,315       26,823        (10,508)        49,302        11,651       37,651
    Limited Maturity Bond                    29,868        9,408         20,459         45,317        40,023        5,294
    Liquid Asset                             74,502       87,543        (13,041)       132,337        95,467       36,870
    Managed Global                            1,042        8,559         (7,517)         9,780         9,693           87
    Mid-Cap Growth                            1,993       21,960        (19,967)        19,763        28,115       (8,352)
    Real Estate                               1,528          165          1,363          5,800         9,685       (3,885)
    Research                                  2,612       34,044        (31,432)        14,122        33,251      (19,129)
    Special Situations                            -          783           (783)         3,071           354        2,717
    Strategic Equity                          2,006        9,319         (7,314)         6,287        13,818       (7,531)
    Total Return                             13,411       27,412        (14,001)        35,039        20,410       14,629
    Value Equity                              1,370        3,246         (1,877)        10,835         6,679        4,156
    Van Kampen Growth and Income              3,692       27,418        (23,726)        10,200        18,955       (8,755)


                 ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)



6.   CHANGES IN UNITS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31
                                                           2002                                      2001
                                        -----------------------------------------------------------------------------------
                                            UNITS        UNITS      NET INCREASE      UNITS         UNITS    NET INCREASE
                                           ISSUED       REDEEMED     (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                        -----------------------------------------------------------------------------------
Greenwich Street Series Fund:
   Appreciation                                  6,385        28,614   (22,229)           7,520        35,184      (27,664)
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         288           227        61            1,701         1,368          333
ING Variable Products Trust:
   ING VP Growth Opportunities                       1             -         1            2,676             -        2,676
   ING VP MagnaCap                                   1             -         1            2,556             -        2,556
   ING VP SmallCap Opportunities                   152             1       151            1,272             -        1,272
The PIMCO Variable Insurance Trust:
   PIMCO High Yield                             37,478        15,961    21,517           43,752        10,711       33,041
   PIMCO StocksPLUS Growth and Income            5,515         8,598    (3,084)           2,277         3,787       (1,510)
ProFunds:
   ProFund VP Small-Cap                            135             1       134                -             -            -
Prudential Series Fund, Inc.:
   Jennison                                        784           676       109            6,470             3        6,467
   SP Jennison International Growth              7,073         2,888     4,186           13,579             -       13,579
The Smith Barney Allocation Series, Inc.:
   Smith Barney Select Balanced                  6,478        61,486   (55,008)         140,504        35,796      104,708
   Smith Barney Select Conservative                  -             -         -              102       117,061     (116,959)
   Smith Barney Select Growth                      393        24,646   (24,253)           2,883        15,318      (12,435)
   Smith Barney Select High Growth                 492        20,003   (19,511)           1,299        21,885      (20,586)
   Smith Barney Select Income                        -             -         -            2,399        34,162      (31,763)
Travelers Series Fund, Inc.:
   Smith Barney High Income                      2,612         2,971      (359)           3,435         2,559           876
   Smith Barney International All Cap
      Growth                                       355         9,895    (9,540)             595         3,732       (3,137)
   Smith Barney Large Cap Value                    455        22,884   (22,429)           4,924        12,600       (7,676)
   Smith Barney Money Market                     9,633        29,318   (19,686)          29,379        22,271        7,108



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)




7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:


                                                                       UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST:
All Cap
     2002                                            79                $8.55 to $8.59            $    677
     2001                                            76               $11.65 to $11.68                884
     2000                                            52               $11.59 to $11.61                602

Asset Allocation Growth
     2002                                            21                $7.26 to $7.29                 150
     2001                                            21                    $8.68                      180
     2000                                             4                    $9.38                       34

Capital Appreciation
     2002                                            59               $15.06 to $15.31                898
     2001                                            76               $21.60 to $21.91              1,641
     2000                                            69               $25.17 to $25.50              1,731

Capital Growth
     2002                                            71               $10.10 to $10.20                723
     2001                                            88               $14.64 to $14.76              1,284
     2000                                            75               $17.21 to $17.33              1,291


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Capital Guardian Small Cap
     2002                                             115              $13.14 to $13.28           $  1,511
     2001                                             128              $17.87 to $18.03              2,286
     2000                                             114              $18.40 to $18.54              2,099

Core Bond
     2002                                             63               $12.71 to $12.87                805
     2001                                             10               $11.86 to $11.99                115
     2000                                             10               $11.74 to $11.85                123

Developing World
     2002                                             37                $6.23 to $6.28                 233
     2001                                             43                $7.08 to $7.12                 305
     2000                                             20                $7.58 to $7.61                 155

Diversified Mid-Cap
     2002                                              8                $7.23 to $7.26                  56
     2001                                             13                    $9.10                      115
     2000                                              -                    $9.86                        3

Equity Income
     2002                                             46               $20.45 to $20.89                942
     2001                                             42               $23.90 to $24.37              1,002
     2000                                             31               $23.91 to $24.35                752




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Fully Managed
     2002                                             32               $27.96 to $28.55           $    911
     2001                                             42               $28.22 to $28.77              1,208
     2000                                             37               $26.03 to $26.51                966

Growth
     2002                                             333              $10.52 to $10.62              3,502
     2001                                             360              $15.14 to $15.28              5,451
     2000                                             383              $22.02 to $22.17              8,440

Hard Assets
     2002                                              2               $14.05 to $14.35                 28
     2001                                              2               $14.13 to $14.42                 26
     2000                                              1               $16.30 to $16.61                 18

International Equity
     2002                                              -                $7.21 to $7.29                   1
     2001                                              -                             -                   -
     2000                                              -                             -                   -

Internet TollkeeperSM
     2002                                              -                      -                          -
     2001                                              3                    $7.62                       21
     2000                                             **                      **                        **



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Investors
     2002                                              21               $8.07 to $8.11             $   169
     2001                                              14              $10.63 to $10.66                146
     2000                                               7                   $11.26                      83

Janus Growth and Income
     2002                                              12               $7.05 to $7.07                  83
     2001                                               6               $8.89 to $8.91                  55
     2000                                               -                   $9.94                        4

Large Cap Value
     2002                                              38               $7.53 to $7.56                 290
     2001                                              49              $10.02 to $10.05                491
     2000                                              11              $10.54 to $10.56                120

Limited Maturity Bond
     2002                                              64              $20.16 to $20.58              1,298
     2001                                              44              $19.06 to $19.44                838
     2000                                              38              $17.76 to $18.08                686

Liquid Asset
     2002                                              92              $15.84 to $16.18              1,467
     2001                                             105              $15.84 to $16.15              1,678
     2000                                              68              $15.47 to $15.75              1,064



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Managed Global
     2002                                             66               $13.80 to $14.02            $   910
     2001                                             73               $17.54 to $17.78              1,288
     2000                                             73               $20.19 to $20.44              1,480

Mid-Cap Growth
     2002                                             100              $16.05 to $16.28              1,602
     2001                                             120              $31.80 to $32.20              3,807
     2000                                             128              $42.23 to $42.70              5,408

Real Estate
     2002                                              7               $28.06 to $28.65                185
     2001                                              5               $28.40 to $28.96                148
     2000                                              9               $26.64 to $27.12                241

Research
     2002                                             143              $15.14 to $15.32              2,176
     2001                                             175              $20.44 to $20.66              3,580
     2000                                             194              $26.39 to $26.63              5,128

Special Situations
     2002                                              -                      -                          -
     2001                                              1                    $8.34                        7
     2000                                             **                      **                        **



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE GCG TRUST (CONTINUED):
Strategic Equity
     2002                                              27              $9.91 to $10.01             $   270
     2001                                              35              $14.71 to $14.85                508
     2000                                              42              $18.92 to $19.07                797

Total Return
     2002                                             182              $19.23 to $19.47              3,506
     2001                                             196              $20.56 to $20.78              4,037
     2000                                             181              $20.75 to $20.94              3,769

Value Equity
     2002                                              18              $15.00 to $15.18                278
     2001                                              20              $18.34 to 18.53                 374
     2000                                              16              $19.46 to $19.63                317

Van Kampen Growth and Income
     2002                                              88              $18.19 to $18.45              1,606
     2001                                             112              $21.64 to $21.92              2,426
     2000                                             121              $24.93 to $25.21              3,012

GREENWICH STREET SERIES FUND:
Appreciation
     2002                                             225              $13.88 to $14.02              3,135
     2001                                             247              $17.07 to $17.22              4,233
     2000                                             275              $18.03 to $18.16              4,969



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
     2002                                               3                   $5.21                 $     14
     2001                                               3                   $7.02                       18
     2000                                               2               $8.75 to $8.76                  19

ING VARIABLE PRODUCTS TRUST:
ING VP Growth Opportunities
     2002                                               3                   $5.26                       14
     2001                                               3                   $7.79                       21
     2000                                               -                     -                          -

ING VP MagnaCap
     2002                                               3                   $7.10                       18
     2001                                               3                   $9.35                       24
     2000                                               -                     -                          -

ING VP SmallCap Opportunities
     2002                                               1               $4.62 to $4.63                   7
     2001                                               1               $8.33 to $8.34                  11
     2000                                               -                     -                          -

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
     2002                                              65               $9.84 to $9.91                 642
     2001                                              44              $10.10 to $10.16                440
     2000                                              11              $10.01 to $10.05                105



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE PIMCO VARIABLE INSURANCE TRUST (CONTINUED):
PIMCO StocksPLUS Growth and Income
     2002                                             18                $8.05 to $8.11              $  144
     2001                                             21               $10.23 to $10.29                215
     2000                                             22               $11.72 to $11.77                264

PROFUNDS:
ProFund VP Small-Cap
     2002                                              -                $7.21 to $7.23                   1
     2001                                              -                      -                          -
     2000                                              -                      -                          -

PRUDENTIAL SERIES FUND, INC.:
Jennison
     2002                                              9                $4.27 to $4.29                  37
     2001                                              8                $6.30 to $6.31                  53
     2000                                              2                    $7.85                       15

SP Jennison International Growth
     2002                                             19                $4.12 to $4.13                  77
     2001                                             14                $5.39 to $5.42                  78
     2000                                              1                    $8.56                        7


                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

THE SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
     2002                                              348             $11.73 to $11.83           $  4,095
     2001                                              403             $12.72 to $12.81              5,140
     2000                                              299             $13.08 to $13.16              3,909

Smith Barney Select Growth
     2002                                              157              $9.57 to $9.66               1,504
     2001                                              181             $11.84 to $11.94              2,149
     2000                                              193             $13.33 to $13.41              2,582

Smith Barney Select High Growth
     2002                                               76              $9.21 to $9.29                 704
     2001                                               96             $12.25 to $12.34              1,175
     2000                                              116             $14.13 to $14.22              1,646

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
     2002                                               25             $11.28 to $11.41                284
     2001                                               25             $11.82 to $11.94                302
     2000                                               25             $12.46 to $12.56                307

Smith Barney International All Cap Growth
     2002                                               24              $8.82 to $8.92                 214
     2001                                               34             $12.04 to $12.16                407
     2000                                               37             $17.74 to $17.89                656



                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      UNIT FAIR VALUE
 DIVISION                                         UNITS (000S)       (LOWEST TO HIGHEST)     NET ASSETS (000S)
---------------------------------------------  ------------------ -----------------------  ---------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
     2002                                              87              $14.09 to $14.26           $  1,226
     2001                                             109              $19.16 to $19.35              2,097
     2000                                             117              $21.16 to $21.34              2,478

Smith Barney Money Market
     2002                                              24              $12.53 to $12.68                304
     2001                                              44              $12.60 to $12.68                554
     2000                                              37              $12.31 to $12.39                453




                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST:
All Cap
     2002                                         0.21%              1.25% to 1.40%           -26.61% to -26.46%
     2001                                         1.10%              1.25% to 1.40%             0.52% to 0.62%
     2000                                            *                      *                          *

Asset Allocation Growth
     2002                                         1.14%              1.25% to 1.40%                 -16.36%
     2001                                         1.43%                   1.40%                      -7.46%
     2000                                            *                      *                          *

Capital Appreciation
     2002                                          0.11%             1.25% to 1.40%           -30.28% to -30.12%
     2001                                          0.07%             1.25% to 1.40%           -14.18% to -14.08%
     2000                                            *                      *                          *

Capital Growth
     2002                                            -               1.25% to 1.40%           -31.01% to -30.89%
     2001                                            -               1.25% to 1.40%           -14.93% to -14.83%
     2000                                            *                      *                          *


                                      50a

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Capital Guardian Small Cap
     2002                                          0.12%             1.25% to 1.40%           -26.47% to -26.34%
     2001                                          0.12%             1.25% to 1.40%            -2.88% to -2.75%
     2000                                            *                      *                          *

Core Bond
     2002                                          3.99%             1.25% to 1.40%             7.17% to 7.34%
     2001                                          0.23%             1.25% to 1.40%             1.02% to 1.18%
     2000                                            *                      *                          *

Developing World
     2002                                            -               1.25% to 1.40%           -12.01% to -11.80%
     2001                                          1.33%             1.25% to 1.40%            -6.60% to -6.44%
     2000                                            *                      *                          *

Diversified Mid-Cap
     2002                                          0.18%                  1.40%                     -20.55%
     2001                                          0.65%                  1.40%                     -7.71%
     2000                                            *                      *                          *

Equity Income
     2002                                          1.31%             1.25% to 1.40%           -14.44% to -14.28%
     2001                                          1.93%             1.25% to 1.40%            -0.04% to 0.08%
     2000                                            *                      *                          *


                                      50b

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Fully Managed
     2002                                          1.21%             1.25% to 1.40%            -0.92% to -0.76%
     2001                                          2.85%             1.25% to 1.40%             8.41% to 8.53%
     2000                                            *                      *                          *

Growth
     2002                                            -               1.25% to 1.40%           -30.52% to -30.50%
     2001                                            -               1.25% to 1.40%           -31.24% to -31.08%
     2000                                            *                      *                          *

Hard Assets
     2002                                          0.52%             1.25% to 1.40%            -0.57% to -0.49%
     2001                                            -               1.25% to 1.40%           -13.31% to -13.18%
     2000                                            *                      *                          *

International Equity
     2002                                           ***                   1.40%                       ***
     2001                                           ***                    ***                        ***
     2000                                           ***                    ***                        ***

Internet TollkeeperSM
     2002                                            -                    1.40%                     -38.98%
     2001                                           **                    1.40%                        **
     2000                                           **                     **                         **


                                      50c

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Investors
     2002                                          0.79%             1.25% to 1.40%           -24.08% to -23.92%
     2001                                          0.90%             1.25% to 1.40%                 -5.60%
     2000                                            *                      *                          *

Janus Growth and Income
     2002                                          0.60%             1.25% to 1.40%           -20.88% to -20.47%
     2001                                          0.91%             1.25% to 1.40%                 -10.36%
     2000                                            *                      *                          *

Large Cap Value
     2002                                          0.17%             1.25% to 1.40%           -24.85% to -24.78%
     2001                                          0.28%             1.25% to 1.40%            -4.93% to -4.83%
     2000                                            *                      *                          *

Limited Maturity Bond
     2002                                          3.64%             1.25% to 1.40%             5.77% to 5.86%
     2001                                          4.84%             1.25% to 1.40%             7.32% to 7.52%
     2000                                            *                      *                          *

Liquid Asset
     2002                                          1.44%             1.25% to 1.40%             0.00% to 0.19%
     2001                                          3.50%             1.25% to 1.40%             2.39% to 2.54%
     2000                                            *                      *                          *


                                      50e

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Managed Global
     2002                                          0.11%             1.25% to 1.40%           -21.32% to -21.15%
     2001                                          0.11%             1.25% to 1.40%           -13.13% to -13.01%
     2000                                            *                      *                          *

Mid-Cap Growth
     2002                                            -               1.25% to 1.40%           -49.53% to -49.44%
     2001                                          0.33%             1.25% to 1.40%           -24.70% to -24.59%
     2000                                            *                      *                          *

Real Estate
     2002                                          3.64%             1.25% to 1.40%            -1.20% to -1.07%
     2001                                          2.23%             1.25% to 1.40%             6.61% to 6.78%
     2000                                            *                      *                          *

Research
     2002                                          0.39%             1.25% to 1.40%           -25.93% to -25.85%
     2001                                          0.11%             1.25% to 1.40%           -22.55% to -22.42%
     2000                                            *                      *                          *

Special Situations
     2002                                            -               1.25% to 1.40%                 -26.86%
     2001                                           **                    1.25%                       **
     2000                                           **                     **                         **


                                      50f

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE GCG TRUST (CONTINUED):
Strategic Equity
     2002                                            -               1.25% to 1.40%           -32.63% to -32.59%
     2001                                            -               1.25% to 1.40%           -22.25% to -22.13%
     2000                                            *                      *                          *

Total Return
     2002                                          2.15%             1.25% to 1.40%            -6.47% to -6.30%
     2001                                          4.44%             1.25% to 1.40%            -0.92% to -0.76%
     2000                                            *                      *                          *

Value Equity
     2002                                          0.66%             1.25% to 1.40%           -18.21% to -18.08%
     2001                                          0.88%             1.25% to 1.40%            -5.76% to -5.60%
     2000                                            *                      *                          *

Van Kampen Growth and Income
     2002                                          0.78%             1.25% to 1.40%           -15.94% to -15.84%
     2001                                          0.29%             1.25% to 1.40%           -13.20% to -13.05%
     2000                                            *                      *                          *

GREENWICH STREET SERIES FUND:
Appreciation
     2002                                          1.41%             1.25% to 1.40%           -18.69% to -18.58%
     2001                                          1.11%             1.25% to 1.40%            -5.32% to -5.18%
     2000                                            *                      *                          *

                                      50g

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

ING VARIABLE INSURANCE TRUST:
ING VP Worldwide Growth
     2002                                          0.01%                  1.40%                     -25.78%
     2001                                            -                    1.40%                     -19.77%
     2000                                            *                      *                          *

ING VARIABLE PRODUCTS TRUST:
ING VP Growth Opportunities
     2002                                            -                    1.40%                     -32.48%
     2001                                           **                    1.40%                       **
     2000                                           **                     **                         **

ING VP MagnaCap
     2002                                          0.88%                  1.40%                     -24.06%
     2001                                           **                    1.40%                        **
     2000                                           **                     **                         **

ING VP SmallCap Opportunities
     2002                                            -               1.25% to 1.40%           -44.54% to -44.48%
     2001                                           **               1.25% to 1.40%                    **
     2000                                           **                     **                         **

THE PIMCO VARIABLE INSURANCE TRUST:
PIMCO High Yield
     2002                                          8.08%             1.25% to 1.40%            -2.57% to -2.46%
     2001                                          7.42%             1.25% to 1.40%             0.90% to 1.09%
     2000                                            *                      *                          *


                                      50h

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

THE PIMCO VARIABLE INSURANCE TRUST
(CONTINUED):
PIMCO StocksPLUS Growth and Income
     2002                                          2.65%             1.25% to 1.40%           -21.31% to -21.19%
     2001                                          4.22%             1.25% to 1.40%           -12.71% to -12.57%
     2000                                            *                      *                          *

PROFUNDS:
ProFund VP Small-Cap
     2002                                           ***                   1.40%                       ***
     2001                                           ***                    ***                        ***
     2000                                           ***                    ***                        ***

PRUDENTIAL SERIES FUND, INC.:
Jennison
     2002                                            -               1.25% to 1.40%           -32.22% to -32.01%
     2001                                            -               1.25% to 1.40%           -19.75% to -19.62%
     2000                                            *                      *                          *

SP Jennison International Growth
     2002                                            -               1.25% to 1.40%           -23.80% to -23.56%
     2001                                          0.21%             1.25% to 1.40%                 -37.03%
     2000                                            *                      *                          *


                                      50i

                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
DIVISION                                       INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
------------------------------------------------------------------------------------------- ------------------------

THE SMITH BARNEY ALLOCATION SERIES INC.:
Smith Barney Select Balanced
     2002                                          6.58%             1.25% to 1.40%            -7.78% to -7.65%
     2001                                          3.90%             1.25% to 1.40%            -2.75% to -2.66%
     2000                                            *                      *                          *

Smith Barney Select Growth
     2002                                         10.64%             1.25% to 1.40%           -19.24% to -19.10%
     2001                                            -               1.25% to 1.40%           -11.10% to -10.96%
     2000                                            *                      *                          *

Smith Barney Select High Growth
     2002                                          1.08%             1.25% to 1.40%           -24.82% to -24.72%
     2001                                          4.99%             1.25% to 1.40%           -13.31% to -13.22%
     2000                                            *                      *                          *

TRAVELERS SERIES FUND INC.:
Smith Barney High Income
     2002                                         24.46%             1.25% to 1.40%            -4.57% to -4.44%
     2001                                         11.37%             1.25% to 1.40%            -5.14% to -4.94%
     2000                                            *                      *                          *

Smith Barney International All Cap Growth
     2002                                          0.85%             1.25% to 1.40%           -26.74% to -26.64%
     2001                                            -               1.25% to 1.40%           -32.13% to -32.03%
     2000                                            *                      *                          *


                                      50j

                  ReliaStar Life Insurance Company of New York
                              Separate Account NY-B

                    Notes to Financial Statements (continued)


7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                INVESTMENT            EXPENSE RATIO              TOTAL RETURN
 DIVISION                                      INCOME RATIO        (LOWEST TO HIGHEST)        (LOWEST TO HIGHEST)
--------------------------------------------------------------  -------------------------- ------------------------

TRAVELERS SERIES FUND INC. (CONTINUED):
Smith Barney Large Cap Value
     2002                                          3.54%             1.25% to 1.40%           -26.46% to -26.30%
     2001                                          1.36%             1.25% to 1.40%            -9.45% to -9.33%
     2000                                            *                      *                          *

Smith Barney Money Market
     2002                                          1.33%             1.25% to 1.40%            -0.56% to 0.00%
     2001                                          3.59%             1.25% to 1.40%             2.34% to 2.36%
     2000                                            *                      *                          *



*     Not provided for 2000.
**    As this investment Division was not available until 2001, this ratio is not meaningful and is therefore not presented.
***   As this investment Division was not available until 2002, this ratio is not meaningful and is therefore not presented.

                                      50k

                          PART C -- OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)

(1) All relevant financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2) Schedules I, and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.






                                                       SCHEDULE I
                              Summary of Investments - Other than Investments in Affiliates
                                                 As of December 31, 2002
                                                       (Millions)


                                                                                                         Amount
                                                                                                        shown on
Type of Investment                                                        Cost           Value*       Balance Sheet
-------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    U.S. government and government agencies and authorities           $      96.6     $      98.4    $      98.4
    States, municipalities and political subdivisions                         1.7             1.8            1.8
    U.S. corporate securities                                               909.6           973.7          973.7
    Foreign securities (1)                                                    3.4             3.8            3.8
    Mortgage-backed securities                                              367.4           375.5          375.5
    Other asset-backed securities                                           145.2           149.2          149.2
    Less: Fixed maturities pledged to creditors                               0.9             0.9            0.9
                                                                    -----------------------------------------------
       Total fixed maturities securities                                  1,523.0         1,601.5        1,601.5
                                                                    -----------------------------------------------

Equity securities:
                                                                    -----------------------------------------------
       Total equity securities                                                4.4             4.4            4.4
                                                                    -----------------------------------------------

Short term investments                                                       55.6            55.6           55.6
Mortgage loans                                                              243.6           275.6          243.6
Policy loans                                                                 85.2            85.2           85.2
Other investments                                                            11.9            11.9           11.9
Securities pledged to creditors                                               0.9             0.9            0.9
                                                                    -----------------------------------------------
       Total investments                                              $   1,924.6     $   2,035.1    $   2,003.1
===================================================================================================================

*    See Notes 2 and 3 of Notes to Financial Statements.
(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.




                                                 SCHEDULE IV
                                           Reinsurance Information
                       As of and for the years ended December 31, 2002, 2001 and 2000
                                                 (Millions)
                                                                                              Percentage of
  (Millions)                                  Gross       Ceded      Assumed        Net      assumed to net
--------------------------------------------------------------------------------------------------------------
  YEAR ENDED DECEMBER 31, 2002
  Life insurance in Force                   $  40.6     $  12.7       $  4.2    $  32.1           13.2 %

  Premiums:
    Life insurance                            221.1        36.2          4.0      188.9
    Accident and health insurance              20.4        15.0          -          5.4
    Annuities                                   6.6         0.1          -          6.5
                                        ------------------------------------------------------
  Total Premiums                            $ 248.1     $  51.3       $  4.0    $ 200.8
                                        ======================================================

  YEAR ENDED DECEMBER 31, 2001
  Life insurance in Force                   $  38.4     $  10.7       $  4.3    $  31.9           13.3 %

  Premiums:
    Life insurance                            217.1        32.2          3.3      188.2
    Accident and health insurance              16.6        12.4          -          4.2
    Annuities                                   4.2         -            -          4.2
                                        ------------------------------------------------------
  Total Premiums                            $ 237.9     $  44.6       $  3.3    $ 196.6
                                        ======================================================

  YEAR ENDED DECEMBER 31, 2000
  Life insurance in Force                   $  36.1     $   9.1       $  2.9    $  30.0           10.0 %

  Premiums:
    Life insurance                            204.0        28.8          2.9      178.1
    Accident and health insurance              14.7        11.6          -          3.1
    Annuities                                   9.1         -            -          9.1
                                        ------------------------------------------------------
  Total Premiums                            $ 227.8     $  40.4       $  2.9    $ 190.3
                                        ======================================================

EXHIBITS

(b)

(1) Resolution of the board of directors of First Golden American Life Insurance Company of New York authorizing the establishment of the Registrant is incorporated herein by reference to Item 24 (b) (1) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(2) Form of Custodial Agreement between Registrant and the Bank of New York is incorporated herein by reference to Item 24 (b) (2) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(3) (a) Form of Distribution Agreement between the Depositor and Directed Services, Inc is incorporated herein by reference to Item 24 (b) (3) (a)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b)  Form of Dealers Agreement is incorporated herein by reference to Item 24
     (b) (3)(b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(4) (a) Individual Deferred Combination Variable and Fixed Annuity Contract is incorporated herein by reference to Item 24 (b) (4)(a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) Deferred Combination Variable and Fixed Annuity Group Master Contract is incorporated herein by reference to Item 24 (b) (4) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Schedule Page to the DVA Plus NY Contract featuring The Galaxy VIP Fund is incorporated herein by reference to Item 24 (b) (4)(d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002
     (File Nos. 333-85326, 811-7935).

(d)  Section 72 Rider is incorporated herein by reference to Item 24 (b) (4)
     (e)of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(e)  Change of Name Endorsement is incorporated herein by reference to Item 24
     (b) (4)(f) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(f) Deferred Combination Variable and Fixed Annuity Certificate (Group) is incorporated herein by reference to Item 24 (b) (4) (g) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(g)  Section 72 Rider (Group) is incorporated herein by reference to Item 24 (b)
     (4)(h) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(h) Deferred Combination Variable and Fixed Annuity Contract (Individual) is incorporated herein by reference to Item 24 (b) (4) (m) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(i) Section 72 Rider (Individual) is incorporated herein by reference to Item 24 (b) (4)(n) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(j)   403(b) Rider (Group)

(k)   403(b) Rider

(l)   Simple Individual Retirement Annuity Rider (Group)

(m)   Simple Individual Retirement Annuity Rider

(n)   Roth Individual Retirement Annuity Rider (Group)

(o)   Roth Individual Retirement Annuity Rider

(p)   Individual Retirement Annuity Rider (Group)

(q)   Individual Retirement Annuity Rider

(5) (a) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5)(b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Individual Deferred Combination Variable and Fixed Annuity Application is incorporated herein by reference to Item 24 (b) (5) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(d) Enrollment Form is incorporated herein by reference to Item 24 (b) (5) (d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(6) (a) Articles of Incorporation of ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (6) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) By-Laws of ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (6) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Resolution of board of directors for Powers of Attorney is incorporated herein by reference to Item 24 (b) (6) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(7)  Not applicable

(8) (a) Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York is incorporated herein by reference to Item 24 (b) (8) (a) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(b) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company is incorporated herein by reference to Item 24 (b) (8) (b) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(c) Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Equitable Life Insurance Company of Iowa is incorporated herein by reference to Item 24 (b) (8) (c) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(d) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Travelers Series Fund Inc. is incorporated herein by reference to Item 24 (b) (8) (d) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(e) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Greenwich Street Series is incorporated herein by reference to Item 24 (b) (8) (e) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(f) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and the Smith Barney Concert Allocation Series Inc. is incorporated herein by reference to Item 24 (b) (8) (f) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(g) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and PIMCO Variable Insurance Trust is incorporated herein by reference to Item 24 (b) (8) (g) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(h) Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC is incorporated herein by reference to Item 24 (b) (8) (h) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(i) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and The Galaxy VIP Fund is incorporated herein by reference to
     Item 24 (b) (8) (i) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(j) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust is incorporated herein by reference to Item 24 (b) (8) (j) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(k) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust is incorporated herein by reference to Item 24 (b) (8) (k) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(l) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. is incorporated herein by reference to Item 24 (b) (8) (l) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(m) Form of Amended Schedule Page to the Participation Agreement between ReliaStar Life Insurance Company of New York and Prudential Series Fund, Inc. is incorporated herein by reference to Item 24 (b) (8) (m) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(n) Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC is incorporated herein by reference to
     Item 24 (b) (8) (n) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(o) Form of Reinsurance Agreement between ReliaStar Life Insurance Company of New York and London Life Reinsurance Company of Pennsylvania is incorporated herein by reference to Item 24 (b) (8) (o) of the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-7935).

(9)  Opinion and Consent of Counsel

(10) (a) Consent of Ernst & Young LLP, Independent Auditors
     (b) Consent of Kimberly J. Smith, Esquire incorporated in Item 9 of this Part C, together with the opinion of Kimberly J. Smith.

(11) Not applicable

(12) Not applicable

(13) Not applicable

(14) Not applicable

(15) Powers of Attorney is incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
     (File No. 33-75988), as filed on April 10, 2003 for Variable
     Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Positions and Offices
Name                      Business Address             with Depositor
-----                     ----------------             ---------------------

Keith Gubbay             ReliaStar Life Insurance Co    President, and
                         20 Washington Avenue South     Director
                         Minneapolis, MN  55401

James Roderick Gelder    ReliaStar Life Insurance Co    Director
                         20 Washington Avenue South
                         Minneapolis, MN  55401

R. Michael Conley        2910 Holly Lane                Director
                         Plymouth, MN  55447

Ulric Haynes, Jr.        10 Harmon Drive                Director
                         Huntington, NY  11743

Boyd G. Combs            ReliaStar Life Insurance Co    Senior Vice President
                         20 Washington Avenue South
                         Minneapolis, MN  55401

P. Randall Lowery        ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Fioravante G. Perrotta   4231 Crayton Rd.               Director
                         Naples, FL 34103

Mark A. Tullis           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Charles B. Updike        Schoeman Updike & Kaufman      Director
                         60 East 42nd Street
                         New York, NY  10165

Ross M. Weale            56 Cove Rd.                    Director
                         South Salem, NY 10590

David A. Wheat           ING Insurance Operations       Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

William D. Bonneville    ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

James R. McInnis         Golden American Life           Senior Vice President
                         Insurance Company
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Stephen J. Preston       Golden American Life           Senior Vice President
                         Insurance Company              and Director
                         1475 Dunwoody Drive
                         West Chester, PA 19380-1478

Allan Baker              ING Life Insurance & Annuity Co Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Robert W. Crispin        ING Investment Management LLC  Senior Vice President
                         5780 Powers Ferry Road         and Director
                         Atlanta, GA  30327-4390

Roger D. Roenfeldt       ReliaStar Life Insurance       Executive Vice President
                         Company of New York
                         1000 Woodbury Road,
                         Suite 102
                         Woodbury, NY 11797

Paula Cludray-Engelke    ReliaStar Life Insurance Co    Secretary
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Michael Emerson          ING Re, Group Reinsurance      President
                         20 Washington Avenue South
                         Minneapolis, MN  55401

Robert L. Francis        6140 Stone Ridge Mall Road     Senior Vice President
                         Suite 375
                         Pleasanton, CA  94588

Cheryl L. Price          ReliaStar Life Insurance Co.   Chief Financial Officer,
                         20 Washington Avenue South     Vice President
                         Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor does not directly or indirectly control any person.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") - This corporation is a stock life insurance company organized under the laws of the State of Minnesota. The primary purpose of ReliaStar of NY is to offer variable annuity and variable life insurance contracts. ReliaStar of NY is a wholly owned subsidiary of Security-Connecticut Life Insurance Company and is authorized to do business in the District of Columbia, the Dominican Republic and all states.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

Item 27:  Number of Contractowners

As of March 31, 2003 there are 278 qualified contract owners and 741 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.


ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 102, Woodbury, NY 11797.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance
Company of New York.

                           SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 17th day of April, 2003.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  RELIASTAR LIFE INSURANCE
                                     COMPANY OF NEW YORK
                                     (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17 , 2003.

       Signature                         Title
       ---------                         -----


       ------------------                President and Director
       James Robert Gelder*                of Depositor




       -------------------
       Cheryl Price*                     Chief Financial Officer and
                                          Chief Accounting Officer


                      DIRECTORS OF DEPOSITOR


      ---------------------
      R. Michael Conley*

      ---------------------
      Mark A. Tullis*

      ---------------------
      Ulric Haynes*

      ---------------------
      P. Randall Lowery*

      ---------------------
      Fioravante Perrotta*

      ---------------------
      David Wheat

      ---------------------
      Charles B. Updike*

      ----------------------
      Ross M. Weale*

      ----------------------
      Robert W. Crispin*

      ----------------------
      Stephen J. Preston*

      ----------------------
      Keith Gubbay*

      ----------------------
      Allan Baker*


       By: /s/Linda E. Senker, Attorney-in-Fact
           ------------------
            Linda E. Senker

_______________________

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM               EXHIBIT                                           PAGE #
----               -------                                           ------

4(j)   403(b) Rider (Group)                                          EX-99.B4J

4(k)   403(b) Rider                                                  EX-99.B4K

4(l)   Simple Individual Retirement Annuity Rider (Group)            EX-99.B4L

4(m)   Simple Individual Retirement Annuity Rider                    EX-99.B4M

4(n)   Roth Individual Retirement Annuity Rider (Group)              EX-99.B4N

4(o)   Roth Individual Retirement Annuity Rider                      EX-99.B4O

4(p)   Individual Retirement Annuity Rider (Group)                   EX-99.B4P

4(q)   Individual Retirement Annuity Rider                           EX-99.B4Q

9      Opinion and Consent of Counsel                                EX-99.B9

10(a)  Consent of Ernst & Young LLP, Independent Auditors            EX-99.B10A